Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (40.9%)

		Communication Services (3.6%)

50,000,000	EUR	America Movil, BV 0.000%, 03/02/24	$58,785,888
		Bandwidth, Inc.
7,500,000		0.500%, 04/01/28~	4,969,500
3,000,000		0.250%, 03/01/26	2,378,220
12,000,000		Bilibili, Inc.~ 1.375%, 04/01/26	13,356,240
5,000,000	EUR	Cellnex Telecom, SA 0.750%, 11/20/31	4,295,583
1,000,000,000	JPY	CyberAgent, Inc. 0.000%, 02/19/25	7,016,202
5,000,000		Fubotv, Inc.~ 3.250%, 02/15/26	3,037,650
10,000,000		JOYY, Inc.~ 1.375%, 06/15/26	9,476,900
15,000,000		Live Nation Entertainment, Inc.~*^ 3.125%, 01/15/29	16,470,600
20,000,000		Lyft, Inc.~ 1.500%, 05/15/25	18,313,000
20,000,000		Match Group Financeco 2, Inc.~* 0.875%, 06/15/26	18,355,600
15,000,000		Match Group Financeco 3, Inc.~*^ 2.000%, 01/15/30	14,032,050
7,707,000		Perficient, Inc. 0.125%, 11/15/26	6,147,566
32,500,000		Radius Global Infrastructure, Inc.~* 2.500%, 09/15/26	32,214,650
		Sea, Ltd.~
80,040,000		0.250%, 09/15/26	64,499,433
9,614,000		1.000%, 12/01/24	13,433,642
		Snap, Inc.
70,897,000		0.000%, 05/01/27~	53,247,192
40,000,000		0.125%, 03/01/28	28,920,000
14,970,000		0.750%, 08/01/26~	13,873,747
10,000,000		0.250%, 05/01/25~	9,648,400
		TechTarget, Inc.
20,000,000		0.000%, 12/15/26	15,886,600
7,500,000		0.125%, 12/15/25~	6,459,900
15,000,000		TripAdvisor, Inc.~ 0.250%, 04/01/26	12,753,150
4,153,000		World Wrestling Entertainment, Inc. 3.375%, 12/15/23	17,455,433
20,000,000		Ziff Davis, Inc.~*^ 1.750%, 11/01/26	19,094,000
		Zillow Group, Inc.~
18,000,000		0.750%, 09/01/24	23,524,920
15,000,000		1.375%, 09/01/26^	19,845,600

			507,491,666

		Consumer Discretionary (8.9%)

91,893,000		Airbnb, Inc.~ 0.000%, 03/15/26	82,704,619
		Carnival Corp.~
21,500,000		5.750%, 10/01/24	42,658,365
20,000,000		5.750%, 12/01/27*	33,279,400
3,009,000		Cheesecake Factory, Inc.~ 0.375%, 06/15/26	2,553,498
		Chegg, Inc.~
13,457,000		0.125%, 03/15/25	11,938,781

PRINCIPAL AMOUNT			VALUE
12,500,000		0.000%, 09/01/26	$9,401,125
7,500,000		Cracker Barrel Old Country Store, Inc.~ 0.625%, 06/15/26	6,431,775
35,000,000	EUR	Delivery Hero, SE 1.500%, 01/15/28	27,003,565
40,000,000		DISH Network Corp. 0.000%, 12/15/25	24,428,000
75,956,000		DraftKings Holdings, Inc.~ 0.000%, 03/15/28	58,691,961
		Etsy, Inc.~
60,000,000		0.250%, 06/15/28	48,925,200
30,000,000		0.125%, 10/01/26	39,714,300
18,500,000		Farfetch, Ltd.~ 3.750%, 05/01/27	14,975,750
30,000,000		Fiverr International, Ltd.~ 0.000%, 11/01/25	25,896,000
10,000,000		Ford Motor Company~ 0.000%, 03/15/26	10,237,900
6,500,000		Groupon, Inc.~ 1.125%, 03/15/26	2,642,835
15,000,000		Guess?, Inc.~* 3.750%, 04/15/28	15,516,000
10,000,000		Li Auto, Inc.~^ 0.250%, 05/01/28	16,225,400
10,000,000		Liberty Broadband Corp.~* 3.125%, 03/31/53	10,220,000
62,500,000		Lucid Group, Inc.~* 1.250%, 12/15/26	41,913,125
13,000,000		Luminar Technologies, Inc.~* 1.250%, 12/15/26	9,363,640
		Marriott Vacations Worldwide Corp.~
10,000,000		3.250%, 12/15/27*^	9,661,200
7,000,000		0.000%, 01/15/26	6,634,250
20,000,000		Meituan 0.000%, 04/27/27	17,671,400
12,500,000		MercadoLibre, Inc.~^ 2.000%, 08/15/28	35,681,500
7,500,000		National Vision Holdings, Inc.~ 2.500%, 05/15/25	7,564,350
		NIO, Inc.~
10,199,000		0.500%, 02/01/27	8,888,632
10,000,000		0.000%, 02/01/26	9,642,900
20,000,000	GBP	Ocado Group, PLC 0.750%, 01/18/27	19,626,776
		PDD Holdings, Inc.~
17,000,000		0.000%, 12/01/25	16,627,870
6,750,000		0.000%, 10/01/24	14,273,887
47,500,000		Peloton Interactive, Inc.~ 0.000%, 02/15/26	36,423,950
5,000,000		Porch Group, Inc.~* 0.750%, 09/15/26	1,806,500
37,500,000		Rivian Automotive, Inc.~* 4.625%, 03/15/29	60,375,375
30,000,000		Royal Caribbean Cruises, Ltd.~* 6.000%, 08/15/25	68,916,900
5,245,000		Shake Shack, Inc.~ 0.000%, 03/01/28	4,215,092
10,833,000		Stride, Inc.~ 1.125%, 09/01/27	10,571,166
16,822,000		Tesla, Inc.~ 2.000%, 05/15/24	218,099,922
7,500,000		Vail Resorts, Inc.^ 0.000%, 01/01/26	6,654,000

See accompanying Notes to Schedule of Investments

1

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
11,632,000		Vroom, Inc.~ 0.750%, 07/01/26	$6,020,025
		Wayfair, Inc.
45,000,000		3.500%, 11/15/28~*	83,965,950
25,000,000		1.000%, 08/15/26^	21,737,250
23,055,000		3.250%, 09/15/27~*	33,097,989
12,590,000		0.625%, 10/01/25^	10,819,091
12,500,000		Winnebago Industries, Inc.~ 1.500%, 04/01/25	15,306,500
7,029,000		Wynn Macau, Ltd.~* 4.500%, 03/07/29	7,785,672

			1,266,789,386

		Consumer Staples (0.4%)

11,500,000		Beauty Health Company~*^ 1.250%, 10/01/26	9,147,215
36,755,000		Beyond Meat, Inc.~ 0.000%, 03/15/27	11,301,060
8,000,000		Freshpet, Inc.~* 3.000%, 04/01/28	10,143,360
15,000,000		Herbalife Ltd.~ 2.625%, 03/15/24	14,524,050
15,000,000		Post Holdings, Inc.* 2.500%, 08/15/27	14,957,100
610,000,000	JPY	Yaoko Company, Ltd. 0.000%, 06/20/24	5,342,736

			65,415,521

		Energy (1.3%)

15,000,000		Chesapeake Energy Corp. 0.000%, 09/15/26	300,000
5,000,000		Northern Oil And Gas, Inc.~* 3.625%, 04/15/29	6,107,250
71,500,000		Pioneer Natural Resources Company~ 0.250%, 05/15/25	171,449,135
6,000,000		World Kinect Corp.* 3.250%, 07/01/28	6,053,220

			183,909,605

		Financials (0.7%)

50,000,000		Coinbase Global, Inc.~ 0.500%, 06/01/26	38,236,000
20,000,000		JPMorgan Chase Bank NA 0.000%, 12/28/23	19,527,600
75,000,000	HKD	Link CB Ltd. 4.500%, 12/12/27	9,833,310
10,000,000		SoFi Technologies, Inc.~* 0.000%, 10/15/26	8,519,500
5,000,000		Starwood Property Trust, Inc. 6.750%, 07/15/27	5,255,400
15,000,000		Ventas Realty, LP~* 3.750%, 06/01/26	15,480,150

			96,851,960

		Health Care (4.4%)

30,000,000		Alnylam Pharmaceuticals, Inc.~* 1.000%, 09/15/27	29,293,200
8,500,000		Ascendis Pharma, A/S~ 2.250%, 04/01/28	7,748,260
		Bridgebio Pharma, Inc.~
10,000,000		2.500%, 03/15/27	11,160,300
10,000,000		2.250%, 02/01/29	8,093,400
3,759,000		Coherus Biosciences, Inc. 1.500%, 04/15/26	2,380,725

PRINCIPAL AMOUNT		VALUE
25,000,000	CONMED Corp.~ 2.250%, 06/15/27	$26,269,750
3,188,000	CryoPort, Inc.~* 0.750%, 12/01/26	2,534,524
	Dexcom, Inc.~
40,000,000	0.375%, 05/15/28*	40,461,200
30,000,000	0.750%, 12/01/23	91,201,200
5,000,000	Evolent Health, Inc.~ 1.500%, 10/15/25	5,675,050
37,000,000	Halozyme Therapeutics, Inc.~*^ 1.000%, 08/15/28	37,096,940
81,957,000	Illumina, Inc. 0.000%, 08/15/23	81,755,386
	Innoviva, Inc.
17,000,000	2.500%, 08/15/25~	17,173,740
10,000,000	2.125%, 03/15/28	8,373,100
9,000,000	Insmed, Inc.~ 0.750%, 06/01/28	7,800,120
27,500,000	Insulet Corp.~^ 0.375%, 09/01/26	36,545,850
8,501,000	Integer Holdings Corp.~* 2.125%, 02/15/28	10,414,660
5,000,000	Intercept Pharmaceuticals, Inc. 2.000%, 05/15/26	3,992,300
17,366,000	Ionis Pharmaceuticals, Inc.~* 1.750%, 06/15/28	17,454,046
	Ironwood Pharmaceuticals, Inc.
9,500,000	1.500%, 06/15/26~	9,867,460
5,000,000	0.750%, 06/15/24	5,185,300
19,500,000	Jazz Investments I, Ltd.~ 2.000%, 06/15/26	20,265,765
5,000,000	Lantheus Holdings, Inc.~*^ 2.625%, 12/15/27	6,641,600
7,250,000	Livongo Health, Inc.~ 0.875%, 06/01/25	6,669,637
5,000,000	Mesa Laboratories, Inc.~ 1.375%, 08/15/25	4,486,750
10,000,000	Natera, Inc.~ 2.250%, 05/01/27	13,897,900
10,000,000	NeoGenomics, Inc. 0.250%, 01/15/28	7,411,000
4,500,000	NextGen Healthcare, Inc.~* 3.750%, 11/15/27	4,440,285
12,500,000	Omnicell, Inc.~^ 0.250%, 09/15/25	12,011,000
4,000,000	Revance Therapeutics, Inc.~ 1.750%, 02/15/27	4,069,040
45,000,000	Sarepta Therapeutics, Inc.~* 1.250%, 09/15/27	47,943,900
12,500,000	SmileDirectClub, Inc.* 0.000%, 02/01/26	1,265,750
5,000,000	Tabula Rasa HealthCare, Inc.~ 1.750%, 02/15/26	4,176,900
16,250,000	Teladoc Health, Inc.~ 1.250%, 06/01/27	13,186,550
5,000,000	TransMedics Group, Inc.~* 1.500%, 06/01/28	6,098,850
10,500,000	Veradigm, Inc.~ 0.875%, 01/01/27	12,181,260

		625,222,698

	Industrials (1.8%)
17,500,000	American Airlines Group, Inc.~ 6.500%, 07/01/25	21,497,525
10,000,000	Axon Enterprise, Inc.~*^ 0.500%, 12/15/27	10,331,600

See accompanying Notes to Schedule of Investments

2

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
11,000,000		Bloom Energy Corp.~* 3.000%, 06/01/28	$13,233,550
15,000,000		Chart Industries, Inc.~ 1.000%, 11/15/24	46,909,950
11,250,000		FTI Consulting, Inc. 2.000%, 08/15/23	20,148,188
7,000,000		Granite Construction, Inc.~* 3.750%, 05/15/28	7,695,520
6,600,000		Greenbrier Companies, Inc.~ 2.875%, 04/15/28	6,756,948
20,000,000		John Bean Technologies Corp.~^ 0.250%, 05/15/26	19,177,400
16,467,000		Middleby Corp.~ 1.000%, 09/01/25	20,766,204
15,000,000	EUR	Safran, SA 0.875%, 05/15/27	25,689,057
20,000,000	SGD	Singapore Airlines, Ltd. 1.625%, 12/03/25	20,435,119
4,000,000		Stem, Inc.~* 0.500%, 12/01/28	2,526,120
35,000,000		Upwork, Inc.~ 0.250%, 08/15/26	29,179,150
15,000,000		Virgin Galactic Holdings, Inc.~*^ 2.500%, 02/01/27	8,424,000

			252,770,331

		Information Technology (16.9%)
20,000,000		3D Systems Corp. 0.000%, 11/15/26	15,347,800
30,056,000		Affirm Holdings, Inc. 0.000%, 11/15/26	22,307,262
		Akamai Technologies, Inc.~
83,500,000		0.375%, 09/01/27	82,306,785
55,000,000		0.125%, 05/01/25	60,145,800
10,000,000		Altair Engineering, Inc. 1.750%, 06/15/27	12,000,400
		Alteryx, Inc.~
10,000,000		1.000%, 08/01/26	8,461,000
10,000,000		0.500%, 08/01/24	9,461,000
16,398,000		Bentley Systems, Inc.~ 0.125%, 01/15/26	16,767,447
15,000,000		BigCommerce Holdings, Inc. 0.250%, 10/01/26	11,874,450
		BILL Holdings, Inc.
50,000,000		0.000%, 12/01/25~	53,781,000
20,000,000		0.000%, 04/01/27	16,514,000
		Blackline, Inc.~
50,000,000		0.000%, 03/15/26	42,815,000
24,000,000		0.125%, 08/01/24	24,471,600
		Block, Inc.
60,000,000		0.125%, 03/01/25~	59,528,400
20,000,000		0.250%, 11/01/27	15,680,800
17,000,000		0.000%, 05/01/26~	14,345,960
25,000,000		Box, Inc.~ 0.000%, 01/15/26	32,363,750
20,000,000		Ceridian HCM Holding, Inc.~ 0.250%, 03/15/26	17,780,600
60,000,000		Cloudflare, Inc.~ 0.000%, 08/15/26	51,605,400
59,700,000		Confluent, Inc.~ 0.000%, 01/15/27	49,880,544
15,000,000		CyberArk Software, Ltd.~^ 0.000%, 11/15/24	17,622,450
20,000,000		Datadog, Inc.~ 0.125%, 06/15/25	27,553,000

PRINCIPAL AMOUNT		VALUE
62,500,000	DigitalOcean Holdings, Inc.~ 0.000%, 12/01/26	$49,880,625
	Dropbox, Inc.~
27,750,000	0.000%, 03/01/28	26,773,755
23,000,000	0.000%, 03/01/26	21,924,520
	Enphase Energy, Inc.~
16,000,000	0.000%, 03/01/28	14,521,760
10,000,000	0.000%, 03/01/26^	9,212,100
	Envestnet, Inc.~
14,000,000	2.625%, 12/01/27*	15,116,920
6,000,000	0.750%, 08/15/25	5,559,420
8,000,000	Everbridge, Inc.~ 0.000%, 03/15/26	6,688,880
50,000,000	Fastly, Inc.~ 0.000%, 03/15/26	41,900,000
15,000,000	Five9, Inc.~ 0.500%, 06/01/25	14,904,750
20,000,000	Guidewire Software, Inc.~ 1.250%, 03/15/25	19,789,800
5,000,000	Impinj, Inc.~ 1.125%, 05/15/27	4,711,650
	Infinera Corp.*
15,000,000	3.750%, 08/01/28	14,545,350
6,000,000	3.750%, 08/01/28~	5,800,920
13,000,000	Insight Enterprises, Inc.~ 0.750%, 02/15/25	28,045,030
10,000,000	Interdigital, Inc.~ 3.500%, 06/01/27	13,099,300
15,000,000	Itron, Inc.~^ 0.000%, 03/15/26	13,624,500
15,000,000	Jamf Holding Corp. 0.125%, 09/01/26	13,035,300
	Lenovo Group, Ltd.
8,000,000	3.375%, 01/24/24	11,592,880
8,000,000	2.500%, 08/26/29	9,789,040
17,500,000	LivePerson, Inc.~ 0.000%, 12/15/26	12,819,975
	Lumentum Holdings, Inc.
50,500,000	0.500%, 12/15/26~	43,625,940
12,500,000	0.500%, 06/15/28	9,640,375
10,000,000	1.500%, 12/15/29~*	9,839,000
10,000,000	0.250%, 03/15/24	10,317,200
10,000,000	Marathon Digital Holdings, Inc. 1.000%, 12/01/26	6,223,800
29,523,000	MicroStrategy, Inc.~ 0.000%, 02/15/27	21,302,321
7,000,000	Model N, Inc.~* 1.875%, 03/15/28	7,149,450
65,500,000	MongoDB, Inc.~ 0.250%, 01/15/26	133,614,760
40,000,000	NCL Corp. Ltd. 1.125%, 02/15/27	37,539,200
20,000,000	Nice Systems, Inc.~ 1.250%, 01/15/24	52,073,200
10,000,000	Nova, Ltd.~ 0.000%, 10/15/25	16,831,400
23,960,000	Nutanix, Inc. 0.250%, 10/01/27	20,739,297
	Okta, Inc.~
43,500,000	0.375%, 06/15/26	37,607,490
22,500,000	0.125%, 09/01/25	20,498,400
	ON Semiconductor Corp.~
70,000,000	0.000%, 05/01/27	144,402,300
35,000,000	0.500%, 03/01/29*	42,880,950
78,000,000	Palo Alto Networks, Inc.~ 0.375%, 06/01/25	196,712,880

See accompanying Notes to Schedule of Investments

3

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
22,500,000		Pegasystems, Inc.~ 0.750%, 03/01/25	$20,692,800
12,500,000		Progress Software Corp.~ 1.000%, 04/15/26	14,073,625
2,000,000		PROS Holdings, Inc.~ 2.250%, 09/15/27	2,226,900
30,625,000		Q2 Holdings, Inc.~ 0.125%, 11/15/25	26,754,000
19,500,000		Rapid7, Inc.~ 0.250%, 03/15/27	17,015,310
7,500,000		Repay Holdings Corp.~* 0.000%, 02/01/26	6,198,750
		RingCentral, Inc.~
41,100,000		0.000%, 03/15/26	34,274,523
2,353,000		0.000%, 03/01/25	2,176,219
		Shift4 Payments, Inc.~^
17,500,000		0.500%, 08/01/27	15,629,950
15,000,000		0.000%, 12/15/25	16,316,700
15,000,000		Shopify, Inc.~ 0.125%, 11/01/25	13,638,450
5,000,000		SMART Global Holdings, Inc.~ 2.250%, 02/15/26	7,048,100
		Splunk, Inc.
40,000,000		0.500%, 09/15/23~	39,736,000
32,500,000		1.125%, 09/15/25~	32,565,000
20,000,000		1.125%, 06/15/27	17,270,000
75,000,000		Spotify USA, Inc.~ 0.000%, 03/15/26	63,798,000
15,000,000		Teradyne, Inc.~ 1.250%, 12/15/23	53,731,350
85,074,000		Unity Software, Inc. 0.000%, 11/15/26	68,271,885
10,000,000		Varonis Systems, Inc.~ 1.250%, 08/15/25	11,407,500
10,000,000		Verint Systems, Inc.~ 0.250%, 04/15/26	9,003,500
5,000,000		Veritone, Inc. 1.750%, 11/15/26	3,248,050
10,000,000		Vishay Intertechnology, Inc.~ 2.250%, 06/15/25	10,685,100
26,500,000		Western Digital Corp.~ 1.500%, 02/01/24	25,867,180
		Wolfspeed, Inc.
17,500,000		1.750%, 05/01/26~	26,222,700
15,000,000		0.250%, 02/15/28^	12,539,100
12,500,000		1.875%, 12/01/29*^	10,839,125
17,500,000		Workiva, Inc.~ 1.125%, 08/15/26	25,179,700

			2,413,358,403

		Materials (0.5%)
10,000,000		Amyris, Inc. 1.500%, 11/15/26	1,824,800
10,000,000		ATI, Inc.~ 3.500%, 06/15/25	31,147,500
3,124,000		Lithium Americas Corp. 1.750%, 01/15/27	2,411,416
20,000,000	CHF	Sika, AG^ 0.150%, 06/05/25	33,178,831
			68,562,547

		Other (0.1%)
10,000,000		QIAGEN, NV 0.000%, 12/17/27	8,927,300

PRINCIPAL AMOUNT			VALUE
10,000,000		Upstart Holdings, Inc. 0.250%, 08/15/26	$7,398,000

			16,325,300

		Real Estate (0.6%)
20,000,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	23,643,876
12,500,000		Opendoor Technologies, Inc.~* 0.250%, 08/15/26	8,908,875
		Redfin Corp.~
20,000,000		0.500%, 04/01/27	14,003,400
15,000,000		0.000%, 10/15/25	12,402,450
25,000,000		Welltower OP, LLC~* 2.750%, 05/15/28	25,544,000

			84,502,601

		Utilities (1.7%)
39,542,000		American Water Capital Corp.~* 3.625%, 06/15/26	40,259,687
15,040,000		CMS Energy Corp.~* 3.375%, 05/01/28	14,997,437
40,000,000		Duke Energy Corp.~* 4.125%, 04/15/26	39,414,400
30,000,000		Firstenergy Corp.~* 4.000%, 05/01/26	29,935,500
12,500,000		NextEra Energy Partners, LP~* 0.000%, 06/15/24	11,773,250
5,000,000		NRG Energy, Inc.~ 2.750%, 06/01/48	5,350,250
21,922,000		PPL Capital Funding, Inc.~* 2.875%, 03/15/28	21,177,748
60,000,000		Southern Company~* 3.875%, 12/15/25	60,261,000
		Sunnova Energy International, Inc.~
10,000,000		2.625%, 02/15/28*	8,045,000
10,000,000		0.250%, 12/01/26	7,856,300

			239,070,572

		TOTAL CONVERTIBLE BONDS (Cost $5,690,016,170)	5,820,270,590

CORPORATE BONDS (1.7%)

		Airlines (0.0%)
2,400,000		Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets, Ltd.~* 6.500%, 06/20/27	2,402,376

		Communication Services (0.1%)
		Comcast Corp.~
3,257,000		3.375%, 08/15/25	3,151,180
3,000,000		5.250%, 11/07/25^	3,018,540
3,214,000		Netflix, Inc.~* 3.625%, 06/15/25	3,110,831
2,500,000		Verizon Communications, Inc.~ 1.450%, 03/20/26	2,268,300

			11,548,851

		Consumer Discretionary (0.2%)
5,000,000		American Honda Finance Corp.~^ 4.750%, 01/12/26	4,979,050
5,000,000		Autozone, Inc. 5.050%, 07/15/26	4,987,550

See accompanying Notes to Schedule of Investments

4

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	BorgWarner, Inc.~
4,000,000	5.000%, 10/01/25*	$3,941,160
3,120,000	3.375%, 03/15/25^	3,008,179
5,000,000	Cargill, Inc.~* 4.875%, 10/10/25	4,975,950
5,000,000	General Motors Financial Company, Inc. 1.250%, 01/08/26	4,508,450
5,000,000	Lowe’s Companies, Inc.~ 4.400%, 09/08/25	4,908,850
1,859,000	VF Corp.~ 2.400%, 04/23/25	1,752,442

		33,061,631

	Consumer Staples (0.1%)
5,000,000	Dollar General Corp.~ 4.150%, 11/01/25	4,865,150
5,000,000	General Mills, Inc.~^ 5.241%, 11/18/25	4,977,150

		9,842,300

	Energy (0.1%)
5,000,000	Enterprise Products Operating, LLC~ 5.050%, 01/10/26	4,997,300
5,000,000	MPLX, LP~ 4.875%, 06/01/25	4,937,100
9,000,000	PDC Energy, Inc. 5.750%, 05/15/26	9,065,160
2,500,000	Williams Companies, Inc.~ 5.400%, 03/02/26	2,506,300

		21,505,860

	Financials (0.5%)
5,000,000	Bank of America Corp.~‡ 1.530%, 12/06/25 SOFR + 0.65%	4,699,200
	Bank of Montreal
5,000,000	4.250%, 09/14/24~	4,927,500
1,000,000	5.200%, 12/12/24^	995,130
5,000,000	Bank of NY Mellon Corp.~^‡ 4.414%, 07/24/26 SOFR + 1.35%	4,914,050
3,500,000	Citizens Bank NA~‡ 6.064%, 10/24/25 SOFR + 1.45%	3,398,850
5,000,000	Huntington National Bank~‡ 5.699%, 11/18/25 SOFR + 1.22%	4,927,850
2,000,000	Intercontinental Exchange, Inc.~ 3.650%, 05/23/25	1,953,940
5,000,000	JPMorgan Chase & Company~‡ 2.595%, 02/24/26 SOFR + 0.92%	4,775,350
5,000,000	Mondelez International Holdings Netherlands, BV~*^ 4.250%, 09/15/25	4,898,550
208,000	Nasdaq, Inc. 5.650%, 06/28/25	208,483
5,000,000	PayPal Holdings, Inc.~ 2.650%, 10/01/26	4,658,800
5,000,000	PNC Financial Services Group, Inc.~‡ 5.671%, 10/28/25 SOFR + 1.09%	4,981,500

PRINCIPAL AMOUNT		VALUE
5,000,000	State Street Corp.^‡ 5.751%, 11/04/26 SOFR + 1.35%	$5,042,300
5,000,000	Toronto-Dominion Bank~ 3.766%, 06/06/25	4,853,500
5,000,000	Toyota Motor Credit Corp.~ 3.950%, 06/30/25	4,894,850
5,000,000	Truist Financial Corp.~‡ 5.900%, 10/28/26 SOFR + 1.63%	5,007,250
5,000,000	US Bancorp~‡ 5.727%, 10/21/26 SOFR + 1.43%	5,020,550

		70,157,653

	Health Care (0.3%)
5,000,000	Amgen, Inc.~ 5.250%, 03/02/25	4,987,550
4,860,000	Baxter International, Inc.~ 1.322%, 11/29/24	4,600,525
5,000,000	CVS Health Corp.~ 5.000%, 02/20/26	4,982,750
5,000,000	Elevance Health, Inc.~ 5.350%, 10/15/25	5,011,400
4,283,000	Gilead Sciences, Inc.~ 3.500%, 02/01/25	4,174,297
2,000,000	Horizon Pharma USA, Inc.* 5.500%, 08/01/27	2,022,940
5,000,000	UnitedHealth Group, Inc.~ 5.150%, 10/15/25	5,012,050
5,000,000	Zoetis, Inc.~ 5.400%, 11/14/25	5,022,950

		35,814,462

	Industrials (0.1%)
2,500,000	Lockheed Martin Corp.~ 4.950%, 10/15/25	2,497,350
1,750,000	Roper Technologies, Inc.~ 2.350%, 09/15/24	1,684,218
3,830,000	RTX Corp.~ 3.950%, 08/16/25	3,740,186
5,000,000	Siemens Financieringsmaatschappij, NV* 3.250%, 05/27/25	4,840,050

		12,761,804

	Information Technology (0.1%)
3,500,000	Broadridge Financial Solutions, Inc.~ 3.400%, 06/27/26	3,312,820
3,000,000	Mercedes-Benz Finance North America, LLC~* 5.375%, 11/26/25	3,009,750
	Take-Two Interactive Software, Inc.
5,000,000	5.000%, 03/28/26	4,966,550
194,000	3.300%, 03/28/24^	190,752

		11,479,872

	Materials (0.1%)
3,417,000	Sherwin-Williams Company~^ 4.050%, 08/08/24	3,359,765
5,000,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	5,125,950

		8,485,715

See accompanying Notes to Schedule of Investments

5

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Other (0.0%)
5,000,000	Diageo Capital, PLC~ 5.200%, 10/24/25	$5,013,700
1,457,000	Schlumberger Holdings Corp.~* 3.750%, 05/01/24	1,438,263

		6,451,963

	Utilities (0.1%)
5,000,000	National Rural Utilities Cooperative Finance Corp.~ 5.450%, 10/30/25	5,017,200
5,000,000	Southern Company~^ 5.150%, 10/06/25	4,980,100
5,000,000	WEC Energy Group, Inc.~ 5.000%, 09/27/25	4,976,950

		14,974,250

	TOTAL CORPORATE BONDS (Cost $(30,394,349))	238,486,737

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (0.8%)

	Consumer Discretionary (0.0%)
156,060	Franchise Group, Inc. 7.500%, 08/18/23	3,904,621

	Industrials (0.2%)
246,461	Chart Industries, Inc.~ 6.750%, 12/15/25	17,792,020
178,572	Clarivate, PLC~ 5.250%, 06/01/24	7,435,738
47,143	RBC Bearings, Inc.~^ 5.000%, 10/15/24	5,120,201

		30,347,959

	Utilities (0.6%)
400,000	American Electric Power Company, Inc. 6.125%, 08/15/23	19,896,000
	NextEra Energy, Inc.~
400,000	6.926%, 09/01/25^	18,292,000
300,000	6.219%, 09/01/23	14,850,000
150,000	PG&E Corp. 5.500%, 08/16/23	22,915,500

		75,953,500

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $107,573,947)	110,206,080

COMMON STOCKS (56.5%)

	Communication Services (4.7%)
248,563	Activision Blizzard, Inc.#	23,056,704
1,009,651	Alphabet, Inc. - Class A~#	134,000,881
1,168,601	Alphabet, Inc. - Class C~#	155,552,479
1,097,717	AT&T, Inc.	15,938,851
899,938	Comcast Corp. - Class A~	40,731,194
162,671	Fox Corp. - Class A	5,441,345
202,676	Match Group, Inc.#	9,426,461
449,902	Meta Platforms, Inc. - Class A~#	143,338,777
90,551	Netflix, Inc.#	39,749,172

NUMBER OF SHARES		VALUE
144,959	T-Mobile U.S., Inc.#	$19,971,001
500,000	TEGNA, Inc.~	8,450,000
837,685	Verizon Communications, Inc.~	28,548,305
406,307	Walt Disney Company~#	36,116,629

		660,321,799

	Consumer Discretionary (5.2%)
1,741,364	Amazon.com, Inc.~#	232,785,539
155,038	Aptiv, PLC#	16,975,111
7,543	Booking Holdings, Inc.~#	22,408,744
205,248	Caesars Entertainment, Inc.#	12,113,737
650,042	Carnival Corp.^#	12,246,791
9,579	Chipotle Mexican Grill, Inc. - Class A#	18,796,680
57,506	Darden Restaurants, Inc.~	9,713,914
174,697	DR Horton, Inc.~	22,190,013
163,821	eBay, Inc.	7,291,673
836,378	Ford Motor Company~	11,048,553
72,187	Franchise Group, Inc.	2,148,285
314,009	General Motors Company	12,048,525
217,483	Home Depot, Inc.~	72,604,525
343,719	iRobot Corp.~#	13,748,760
186,875	Las Vegas Sands Corp.#	11,176,994
175,942	Lowe’s Companies, Inc.~	41,217,932
138,936	McDonald’s Corp.	40,736,035
190,815	MGM Resorts International	9,687,678
294,770	NIKE, Inc. - Class B~	32,539,660
446,904	Norwegian Cruise Line Holdings, Ltd.^#	9,863,171
17,562	O’Reilly Automotive, Inc.#	16,258,724
99,301	Ross Stores, Inc.~	11,383,867
241,173	Starbucks Corp.~	24,495,942
138,720	Tesla, Inc.#	37,097,890
272,903	TJX Companies, Inc.~	23,614,297
30,020	Ulta Beauty, Inc.#	13,352,896

		737,545,936

	Consumer Staples (3.7%)
798,403	Albertsons Companies, Inc. - Class A	17,349,297
404,258	Altria Group, Inc.~	18,361,398
164,436	Archer-Daniels-Midland Company~	13,970,483
105,675	Church & Dwight Company, Inc.	10,109,927
701,163	Coca-Cola Company	43,423,025
162,938	Colgate-Palmolive Company~	12,425,652
81,673	Constellation Brands, Inc. - Class A	22,280,394
64,710	Costco Wholesale Corp.~	36,280,956
49,881	Dollar General Corp.~	8,422,906
90,104	Dollar Tree, Inc.#	13,905,750
61,996	Estee Lauder Companies, Inc. - Class A	11,159,280
178,221	General Mills, Inc.	13,320,238
131,359	Kellogg Company~	8,786,604
97,902	Kimberly-Clark Corp.	12,639,148
226,414	Kraft Heinz Company	8,191,659
234,671	Kroger Company	11,414,397
462,179	Mondelez International, Inc. - Class A	34,261,329
203,462	Monster Beverage Corp.#	11,697,030
215,599	PepsiCo, Inc.~	40,416,189
386,218	Philip Morris International, Inc.~	38,513,659
379,317	Procter & Gamble Company	59,287,247
176,311	Sysco Corp.	13,454,292
109,102	Target Corp.~	14,889,150

See accompanying Notes to Schedule of Investments

6

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
358,764	Walmart, Inc.~	$57,352,013

		531,912,023

	Energy (2.9%)
419,453	Chevron Corp.~	68,647,678
269,217	ConocoPhillips~	31,692,225
80,576	EOG Resources, Inc.~	10,678,737
494,378	Exxon Mobil Corp.~	53,017,097
188,256	Hess Corp.	28,564,083
557,652	Kinder Morgan, Inc.	9,876,017
689,000	Magellan Midstream Partners, LP	45,660,030
293,729	Marathon Petroleum Corp.	39,071,832
173,076	Occidental Petroleum Corp.	10,926,288
111,787	ONEOK, Inc.	7,494,200
510,000	PDC Energy, Inc.	38,703,900
78,461	Phillips 66~	8,752,325
113,224	Pioneer Natural Resources Company	25,551,260
248,731	Schlumberger, NV	14,510,966
75,908	Valero Energy Corp.~	9,785,300
281,371	Williams Companies, Inc.	9,693,231

		412,625,169

	Financials (6.7%)
138,608	Aflac, Inc.~	10,026,903
108,137	Allstate Corp.~	12,184,877
190,792	American Express Company~	32,220,953
395,390	American International Group, Inc.~	23,834,109
54,183	Ameriprise Financial, Inc.	18,880,066
96,664	Arthur J Gallagher & Company	20,763,427
81,273	Assurant, Inc.	10,932,031
2,197,564	Bank of America Corp.~	70,322,048
201,797	Bank of New York Mellon Corp.	9,153,512
291,723	Berkshire Hathaway, Inc. - Class B~#	102,674,827
20,937	BlackRock, Inc.~	15,469,302
96,086	Cboe Global Markets, Inc.	13,421,293
379,243	Charles Schwab Corp.~	25,067,962
124,587	Chubb, Ltd.~	25,466,829
305,816	Citigroup, Inc.~	14,575,191
43,545	CME Group, Inc.	8,663,713
122,472	Discover Financial Services	12,926,920
128,466	Fiserv, Inc.#	16,213,694
72,817	Global Payments, Inc.	8,028,074
117,378	Goldman Sachs Group, Inc.~	41,771,309
458,935	Huntington Bancshares, Inc.	5,617,364
48,544	Jack Henry & Associates, Inc.	8,134,518
530,936	JPMorgan Chase & Company~	83,866,651
53,861	M&T Bank Corp.	7,532,999
149,428	Marsh & McLennan Companies, Inc.	28,155,224
183,850	Mastercard, Inc. - Class A	72,488,378
162,812	MetLife, Inc.~	10,252,272
274,860	Morgan Stanley~	25,166,182
86,273	Northern Trust Corp.	6,912,193
147,077	PayPal Holdings, Inc.#	11,151,378
64,835	Prudential Financial, Inc.~	6,255,929
56,279	S&P Global, Inc.	22,202,628
81,482	State Street Corp.~	5,902,556
72,270	Travelers Companies, Inc.~	12,474,525
164,777	US Bancorp	6,538,351
394,739	Visa, Inc. - Class A~^	93,841,302
1,024,792	Wells Fargo & Company~	47,304,399

NUMBER OF SHARES		VALUE
260,056	Zions Bancorp NA	$9,947,142

		956,341,031

	Health Care (7.5%)
280,374	Abbott Laboratories~	31,214,037
351,701	AbbVie, Inc.~	52,607,436
185,629	Agilent Technologies, Inc.	22,604,043
78,837	Amgen, Inc.~	18,459,684
207,488	Baxter International, Inc.	9,384,682
67,384	Becton Dickinson and Company	18,774,530
40,318	Biogen, Inc.~#	10,893,520
631,894	Boston Scientific Corp.#	32,763,704
570,172	Bristol-Myers Squibb Company~	35,458,997
127,665	Centene Corp.#	8,692,710
54,327	Cigna Group	16,031,898
239,980	CVS Health Corp.~	17,924,106
162,857	Danaher Corp.	41,538,306
110,102	Dexcom, Inc.#	13,714,305
184,268	Edwards Lifesciences Corp.~#	15,122,875
198,964	Eli Lilly & Company	90,439,086
69,593	GE Healthcare, Inc.	5,428,254
254,896	Gilead Sciences, Inc.	19,407,781
54,895	HCA Healthcare, Inc.	14,975,905
228,495	Horizon Therapeutics, PLC~#	22,911,194
33,297	Humana, Inc.	15,211,069
91,788	Intuitive Surgical, Inc.#	29,776,027
55,910	IQVIA Holdings, Inc.#	12,510,422
441,602	Johnson & Johnson~	73,981,583
49,385	Laboratory Corp. of America Holdings~	10,564,933
34,596	McKesson Corp.	13,921,430
293,450	Medtronic, PLC	25,753,172
488,267	Merck & Company, Inc.	52,073,676
51,781	Organon & Company	1,138,146
1,064,516	Pfizer, Inc.~	38,386,447
65,880	Quest Diagnostics, Inc.~	8,907,635
30,000	Reata Pharmaceuticals, Inc. - Class A#	4,967,400
13,384	Regeneron Pharmaceuticals, Inc.~#	9,929,723
194,142	Seagen, Inc.~#	37,232,553
47,731	Stryker Corp.~	13,527,443
95,641	Thermo Fisher Scientific, Inc.~	52,474,391
230,704	UnitedHealth Group, Inc.~	116,821,584
69,958	Vertex Pharmaceuticals, Inc.#	24,649,002
51,610	Zimmer Biomet Holdings, Inc.	7,129,922
132,094	Zoetis, Inc.	24,845,560

		1,072,149,171

	Industrials (4.6%)
81,230	3M Company	9,057,145
57,027	Allegion, PLC	6,664,175
108,748	Automatic Data Processing, Inc.	26,889,030
80,189	Boeing Company~#	19,153,143
312,891	Carrier Global Corp.	18,632,659
156,203	Caterpillar, Inc.~	41,420,350
820,109	CSX Corp.~	27,326,032
56,347	Deere & Company	24,206,671
189,371	Delta Air Lines, Inc.~	8,760,302
82,970	Eaton Corp., PLC	17,035,400
219,911	Emerson Electric Company~	20,088,870
59,978	Generac Holdings, Inc.^#	9,218,619
48,333	General Dynamics Corp.	10,806,292
208,779	General Electric Company	23,850,913
182,969	Honeywell International, Inc.	35,519,772
68,956	Illinois Tool Works, Inc.~	18,157,494

See accompanying Notes to Schedule of Investments

7

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
189,332	Johnson Controls International, PLC	$13,168,041
72,797	L3Harris Technologies, Inc.	13,794,304
39,515	Lockheed Martin Corp.	17,638,311
162,849	Masco Corp.	9,881,677
43,377	Norfolk Southern Corp.	10,132,433
39,277	Northrop Grumman Corp.	17,478,265
72,775	Otis Worldwide Corp.	6,619,614
171,745	PACCAR, Inc.	14,792,397
102,066	Paychex, Inc.	12,806,221
40,729	Paycom Software, Inc.	15,019,226
185,056	Pentair, PLC	12,861,392
390,641	RTX Corp.~	34,349,063
360,923	Southwest Airlines Company~	12,329,130
343,313	Spirit Airlines, Inc.~	6,282,628
206,970	Union Pacific Corp.~	48,021,179
198,523	United Airlines Holdings, Inc.#	10,781,784
131,273	United Parcel Service, Inc. - Class B	24,565,117
108,079	Univar Solutions, Inc.#	3,905,975
64,196	Verisk Analytics, Inc. - Class A	14,697,032
122,656	Waste Management, Inc.	20,089,826
90,311	Xylem, Inc.	10,182,565

		646,183,047

	Information Technology (15.4%)
108,194	Accenture, PLC - Class A~	34,227,172
84,644	Adobe, Inc.#	46,230,013
386,247	Advanced Micro Devices, Inc.#	44,186,657
167,189	Amphenol Corp. - Class A~	14,764,461
137,032	Analog Devices, Inc.	27,341,995
2,884,222	Apple, Inc.~	566,605,412
175,208	Applied Materials, Inc.~	26,559,781
49,099	Autodesk, Inc.#	10,408,497
306,279	Black Knight, Inc.#	21,537,539
86,209	Broadcom, Inc.	77,471,718
1,028,231	Cisco Systems, Inc.~	53,509,141
141,418	Cognizant Technology Solutions Corp. - Class A~	9,337,831
29,550	Enphase Energy, Inc.#	4,486,577
1,450,000	ForgeRock, Inc. - Class A~#	29,942,500
47,756	Gartner, Inc.#	16,886,044
275,201	HP, Inc.	9,034,849
580,399	Intel Corp.~	20,760,872
130,727	International Business Machines Corp.	18,848,219
71,407	Intuit, Inc.	36,538,962
330,315	Micron Technology, Inc.~	23,581,188
1,450,499	Microsoft Corp.~	487,251,624
26,104	Monolithic Power Systems, Inc.	14,604,927
276,662	National Instruments Corp.	16,323,058
78,516	NetApp, Inc.	6,125,033
32,473	New Relic, Inc.#	2,727,083
482,453	NVIDIA Corp.~	225,445,462
77,461	NXP Semiconductors, NV	17,272,254
121,122	ON Semiconductor Corp.#	13,050,895
359,396	Oracle Corp.	42,131,993
87,680	Palo Alto Networks, Inc.#	21,916,493
70,794	PTC, Inc.#	10,322,473
93,559	Qorvo, Inc.#	10,293,361
235,426	QUALCOMM, Inc.	31,116,254
223,599	salesforce, Inc.#	50,312,011
49,737	ServiceNow, Inc.#	28,996,671
110,404	Skyworks Solutions, Inc.	12,626,905
26,100	SolarEdge Technologies, Inc.#	6,302,106
70,869	TE Connectivity, Ltd.	10,168,993

NUMBER OF SHARES		VALUE
111,306	Teradyne, Inc.	$12,570,900
127,350	Texas Instruments, Inc.~	22,923,000
32,096	Tyler Technologies, Inc.#	12,730,236
281,500	VMware, Inc. - Class A~#	44,372,845

		2,191,844,005

	Materials (1.2%)
64,841	Air Products & Chemicals, Inc.~	19,797,903
52,863	Avery Dennison Corp.	9,727,321
69,869	Celanese Corp. - Class A^	8,760,874
184,274	Corteva, Inc.	10,398,582
184,274	Dow, Inc.	10,405,953
165,937	DuPont de Nemours, Inc.	12,881,689
504,936	Freeport-McMoRan, Inc.	22,545,392
141,651	Linde, PLC	55,338,796
79,620	PPG Industries, Inc.	11,457,318
47,691	Sherwin-Williams Company	13,186,561

		174,500,389

	Real Estate (1.0%)
55,224	Alexandria Real Estate Equities, Inc.	6,940,552
76,197	American Tower Corp.~	14,501,051
50,804	AvalonBay Communities, Inc.~	9,584,175
70,395	Crown Castle, Inc.	7,623,075
82,829	Digital Realty Trust, Inc.	10,322,150
14,599	Equinix, Inc.	11,824,022
65,834	Mid-America Apartment Communities, Inc.	9,852,716
217,777	Prologis, Inc.~	27,167,681
36,254	Public Storage~	10,214,565
125,687	Realty Income Corp.	7,663,136
102,516	Regency Centers Corp.	6,717,873
159,491	UDR, Inc.	6,519,992
128,984	Welltower, Inc.	10,596,036
246,345	Weyerhaeuser Company	8,390,511

		147,917,535

	Special Purpose Acquisition Companies (2.2%)#
50,000	Alchemy Investments Acquisition Corp. 1	512,500
750,000	Alpha Partners Technology Merger Corp. - Class A	7,830,000
1,000,000	AltC Acquisition Corp. - Class A	10,330,000
100,000	Ap Acquisition Corp. - Class A	1,082,000
500,000	AxonPrime Infrastructure Acquisition Corp. - Class A	5,160,000
1,250,000	Blue Ocean Acquisition Corp. - Class A	13,287,500
141,132	Blue Whale Acquisition Corp. I - Class A	1,431,079
500,000	byNordic Acquisition Corp.	5,305,000
1,500,000	CARTESIAN GROWTH Corp. II - Class A	16,087,500
140,000	Cetus Capital Acquisition Corp.	1,442,000
700,000	Chenghe Acquisition Company - Class A	7,497,000
500,000	Compass Digital Acquisition Corp.	5,220,000
276,950	Concord Acquisition Corp. II - Class A	2,855,355
280,268	Conyers Park III Acquisition Corp. - Class A	2,872,747
350,000	Denali Capital Acquisition Corp. - Class A	3,780,000
1,250,000	Enphys Acquisition Corp.	13,012,500

See accompanying Notes to Schedule of Investments

8

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
1,250,000	Everest Consolidator Acquisition Corp.	$13,375,000
500,000	Evergreen Corp. - Class A	5,425,000
750,000	Forbion European Acquisition Corp. - Class A	8,100,000
60,000	Four Leaf Acquisition Corp.	630,000
17,200	FTAC Emerald Acquisition Corp. - Class A	179,224
100,000	FTAC Zeus Acquisition Corp. - Class A	1,046,000
500,000	FutureTech II Acquisition Corp. - Class A	5,360,000
500,000	Generation Asia I Acquisition Ltd. - Class A	5,280,000
100,000	Haymaker Acquisition Corp. 4	1,014,000
512,066	Healthwell Acquisition Corp. I - Class A	5,253,797
1,000,000	Heartland Media Acquisition Corp. - Class A	10,550,000
1,500,000	Infinite Acquisition Corp. - Class A	15,915,000
1,500,000	Investcorp Europe Acquisition Corp. I - Class A	16,110,000
30,000	Israel Acquisitions Corp.	321,150
100,000	Keen Vision Acquisition Corp.	1,010,000
296,200	Kensington Capital Acquisition Corp. V - Class A	3,154,530
825,000	Learn CW Investment Corp. - Class A	8,679,000
20,888	Live Oak Crestview Climate Acquisition Corp.	215,564
1,250,000	M3-Brigade Acquisition III Corp. - Class A	13,112,500
100,000	Nabors Energy Transition Corp. II	1,013,000
55,000	Oak Woods Acquisition Corp.	579,425
218,489	OPY Acquisition Corp. I - Class A	2,241,697
1,000,000	Pearl Holdings Acquisition Corp. - Class A	10,580,000
255,000	Pono Capital Three, Inc.	2,703,000
500,000	Project Energy Reimagined Acquisition Corp.	5,245,000
1,500,000	Rigel Resource Acquisition Corp. - Class A	16,140,000
800,000	SDCL EDGE Acquisition Corp. - Class A	8,388,000
250,000	Silverbox Corp. III	2,558,750
507,400	SILVERspac, Inc. - Class A	5,276,960
500,000	TortoiseEcofin Acquisition Corp. III - Class A	5,195,000
900,000	Tristar Acquisition I Corp. - Class A	9,495,000
700,558	UTA Acquisition Corp. - Class A	7,453,937
1,250,000	Vahanna Tech Edge Acquisition I Corp. - Class A	13,375,000
800,000	Waverley Capital Acquisition Corp. 1 - Class A	8,388,000

		311,068,715

	Utilities (1.4%)
392,399	AES Corp.~	8,487,590
153,452	American Electric Power Company, Inc.~	13,003,522
142,474	CMS Energy Corp.~	8,700,887
119,289	Consolidated Edison, Inc.	11,315,755
140,999	Dominion Energy, Inc.~	7,550,496
194,840	Duke Energy Corp.~	18,240,921
93,652	Edison International	6,739,198

NUMBER OF SHARES		VALUE
87,227	Entergy Corp.	$8,958,213
131,126	Exelon Corp.	5,488,934
197,458	FirstEnergy Corp.~	7,777,871
321,995	NextEra Energy, Inc.	23,602,234
241,677	NiSource, Inc.	6,728,288
750,000	PNM Resources, Inc.~	33,615,000
151,712	Public Service Enterprise Group, Inc.~	9,576,061
216,864	Southern Company	15,687,942
173,581	Xcel Energy, Inc.	10,888,736

		196,361,648

	TOTAL COMMON STOCKS (Cost $5,993,429,291)	8,038,770,468

INVESTMENT IN AFFILIATED FUND (2.3%)

	Other (2.3%)
35,117,150	Calamos Short-Term Bond Fund (Cost $350,000,000)	328,696,522

WARRANTS (0.1%) #

	Communication Services (0.0%)
200,000	PSQ Holdings, Inc. Strike $11.50	350,000

	Consumer Discretionary (0.0%)
25,000	ECARX Holdings, Inc. 12/21/27, Strike $11.50	1,855
20,000	Grove Collaborative Holdings 06/16/27, Strike $57.50	162
35,000	Lanvin Group Holdings, Ltd. 12/14/27, Strike $11.50	8,502
200,000	Nogin, Inc. 08/26/27, Strike $230.00	2,660
25,000	United Homes Group, Inc. Strike $11.50	17,247

		30,426

	Energy (0.0%)
42,500	Complete Solaria, Inc. 12/31/27, Strike $11.50	14,588
400,000	Hammerhead Energy, Inc. 02/27/28, Strike $11.50	600,000

		614,588

	Financials (0.0%)
187,500	Beneficient Strike $11.50	6,037
1,000,000	Bitcoin Depot, Inc. Strike $11.50	250,000

		256,037

	Health Care (0.0%)
83,333	AEON Biopharma, Inc. Strike $11.50	15,850
62,500	Ocean Biomedical, Inc. 07/19/26, Strike $11.50	12,625
33,333	Oculis Holding, AG 03/03/30, Strike $11.50	35,666
200,000	Omniab, Inc. 11/01/27, Strike $11.50	204,000
200,000	Prenetics Global, Ltd. 05/17/27, Strike $8.91	10,200

See accompanying Notes to Schedule of Investments

9

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
146,040	YS Biopharma Company, Ltd. 03/15/28, Strike $11.50	$8,047
200,000	Zura Bio, Ltd. 06/15/26, Strike $11.50	80,000

		366,388

	Industrials (0.0%)
285,000	AERWINS Technology, Inc. 06/16/26, Strike $11.50	10,916
25,000	Bridger Aerospace Group Holdings, Inc. 01/25/28, Strike $11.50	6,935
500,000	Intuitive Machines, Inc. 02/13/28, Strike $11.50	265,000
300,000	LanzaTech Global, Inc. 01/01/28, Strike $11.50	124,260
100,000	Marti Technologies, Inc. Strike $11.50	15,900
750,000	Southland Holdings, Inc. 09/01/26, Strike $11.50	675,000
116,666	Terran Orbital Corp. 03/09/28, Strike $11.50	23,333

		1,121,344

	Information Technology (0.0%)
166,666	MariaDB, PLC 12/16/27, Strike $11.50	20,000
350,000	Rubicon Technologies, Inc. 04/19/28, Strike $11.50	11,550
100,000	Smx Security Matters, PLC 03/07/28, Strike $11.50	2,010
250,000	SpringBig Holdings, Inc.& 06/14/27, Strike $11.50	5,000

		38,560

	Materials (0.0%)
500,000	Lifezone Metals Ltd. Strike $11.50	445,000
166,666	Metals Acquisition, Ltd. Strike $11.50	241,666
177,835	Niocorp Developments, Ltd. 03/17/28, Strike $8.94	122,261

		808,927

	Special Purpose Acquisition Companies (0.1%)
83,333	10X Capital Venture Acquisition Corp. II 12/31/27, Strike $11.50	6,300
312,972	10X Capital Venture Acquisition Corp. III 06/30/28, Strike $11.50	9,389
80,000	Accretion Acquisition Corp. 03/01/28, Strike $11.50	2,400
205,467	Acropolis Infrastructure Acquisition Corp. 03/31/26, Strike $11.50	24,656
500,000	Aetherium Acquisition Corp. 01/21/28, Strike $11.50	13,050
375,000	African Gold Acquisition Corp. 03/13/28, Strike $11.50	38
250,000	Alpha Partners Technology Merger Corp. 03/31/28, Strike $11.50	17,525
500,000	ALSP Orchid Acquisition Corp. I 11/30/28, Strike $11.50	17,050

NUMBER OF SHARES		VALUE
750,000	Altenergy Acquisition Corp. 11/02/28, Strike $11.50	$46,537
2,500	Altimar Acquisition Corp. III 12/31/28, Strike $11.50	88
500,000	Andretti Acquisition Corp. 03/23/28, Strike $11.50	114,500
100,000	Anzu Special Acquisition Corp. I 12/31/27, Strike $11.50	4,000
50,000	AP Acquisition Corp. 12/07/26, Strike $11.50	2,873
500,000	Apeiron Capital Investment Corp. 04/02/26, Strike $11.50	5,500
2,000	Apollo Strategic Growth Capital II 12/31/27, Strike $11.50	240
500,000	APx Acquisition Corp. I 08/19/28, Strike $11.50	45,000
20,000	Ares Acquisition Corp. 12/31/27, Strike $11.50	17,602
50,000	Arrowroot Acquisition Corp. 03/02/26, Strike $11.50	10,100
150,000	Athena Consumer Acquisition Corp. 07/31/28, Strike $11.50	22,500
250,000	Athena Technology Acquisition Corp. II 10/17/28, Strike $11.50	8,350
80,000	Atlantic Coastal Acquisition Corp. 12/31/27, Strike $11.50	2,400
625,000	Atlantic Coastal Acquisition Corp. II 06/02/28, Strike $11.50	17,500
500,000	Aura FAT Projects Acquisition Corp. 06/02/27, Strike $11.50	14,400
166,666	AxonPrime Infrastructure Acquisition Corp. 08/13/26, Strike $11.50	1,167
500,000	Banyan Acquisition Corp. 09/30/28, Strike $11.50	101,500
750,000	Battery Future Acquisition Corp. 05/26/28, Strike $11.50	75,000
271,216	Beard Energy Transition Acquisition Corp. 12/31/27, Strike $11.50	18,985
300,000	Belong Acquisition Corp. Strike $11.50	270
250,000	Berenson Acquisition Corp. I 08/01/26, Strike $11.50	325
500,000	BioPlus Acquisition Corp. 07/19/28, Strike $11.50	72,500
169,125	Black Mountain Acquisition Corp. 10/15/27, Strike $11.50	8,473
240,549	Black Spade Acquisition Company 07/16/26, Strike $11.50	79,381
377,552	Blockchain Coinvestors Acquisition Corp. I 11/01/28, Strike $11.50	14,045
625,000	Blue Ocean Acquisition Corp. 10/21/28, Strike $11.50	40,625
35,283	Blue Whale Acquisition Corp. I 07/09/26, Strike $11.50	88
33,333	BlueRiver Acquisition Corp. 01/04/26, Strike $11.50	1,330
1,000,000	BurTech Acquisition Corp. 12/18/26, Strike $11.50	19,600
250,000	byNordic Acquisition Corp. 02/09/27, Strike $11.50	37,500

See accompanying Notes to Schedule of Investments

10

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
250,000	Byte Acquisition Corp. 12/31/28, Strike $11.50	$71,275
150,000	C5 Acquisition Corp. 05/19/28, Strike $11.50	6,000
375,000	Cactus Acquisition Corp. 1, Ltd. 10/29/26, Strike $11.50	17,625
400,000	Canna-Global Acquisition Corp. 02/09/28, Strike $11.50	12,480
500,000	CARTESIAN GROWTH Corp. II 07/12/28, Strike $11.50	90,000
134,701	Cartica Acquisition Corp. 04/30/28, Strike $11.50	9,429
150,000	Cascadia Acquisition Corp. 09/30/28, Strike $11.50	15,360
25,000	Catcha Investment Corp. 12/31/27, Strike $11.50	5
140,000	Cetus Capital Acquisition Corp. Strike $11.50	7,084
159,466	CF Acquisition Corp. VII 03/15/26, Strike $11.50	15,963
750,000	Chain Bridge I 12/31/28, Strike $11.50	55,425
350,000	Chenghe Acquisition Company 04/28/27, Strike $11.50	42,980
166,666	Coliseum Acquisition Corp. 12/31/28, Strike $11.50	27,667
166,666	Compass Digital Acquisition Corp. 09/14/23, Strike $11.50	22,017
37,500	Compute Health Acquisition Corp. 12/31/27, Strike $11.50	21,000
92,316	Concord Acquisition Corp. II 12/31/28, Strike $11.50	3,203
225,000	Concord Acquisition Corp. III 12/31/28, Strike $11.50	9,000
6,666	Constellation Acquisition Corp. I 12/31/27, Strike $11.50	367
93,422	Conyers Park III Acquisition Corp. 08/12/28, Strike $11.50	103
41,666	Corner Growth Acquisition Corp. 2 06/17/26, Strike $11.50	4,023
750,000	Crescera Capital Acquisition Corp. 11/19/28, Strike $11.50	2,400
133,333	Crown PropTech Acquisitions 12/31/27, Strike $11.50	2,800
375,000	CSLM Acquisition Corp. 06/01/27, Strike $11.50	8,437
350,000	Denali Capital Acquisition Corp. 04/07/27, Strike $11.50	19,617
166,666	DHC Acquisition Corp. 12/31/27, Strike $11.50	10,467
156,250	Digital Transformation Opportunities Corp. 03/31/28, Strike $11.50	31,250
166,666	Disruptive Acquisition Corp. I 03/06/26, Strike $11.50	6,117
750,000	DP Cap Acquisition Corp. I 11/09/26, Strike $11.50	38,250
50,000	Edify Acquisition Corp. 12/31/27, Strike $11.50	1,095
75,000	EG Acquisition Corp. 05/28/28, Strike $11.50	22,425
125,000	Energem Corp. 11/16/26, Strike $11.50	7,500
625,000	Enphys Acquisition Corp. 07/15/24, Strike $11.50	25,000

NUMBER OF SHARES		VALUE
600,000	Enterprise 4.0 Technology Acquisition Corp. Strike $11.50	$1,080
87,500	ESGEN Acquisition Corp. 10/20/26, Strike $11.50	5,674
500,000	EVe Mobility Acquisition Corp. 12/31/28, Strike $11.50	35,000
625,000	Everest Consolidator Acquisition Corp. 07/19/28, Strike $11.50	152,562
500,000	Evergreen Corp. 02/15/27, Strike $11.50	20,875
500,000	ExcelFin Acquisition Corp. 10/21/26, Strike $11.50	24,400
10,000	FAST Acquisition Corp. II 03/16/26, Strike $11.50	5,800
183,737	Finnovate Acquisition Corp. 09/30/26, Strike $11.50	5,622
3,750	FinServ Acquisition Corp. II 02/17/26, Strike $11.50	142
75,000	Fintech Ecosystem Development Corp. 12/31/28, Strike $11.50	1,988
525,800	Focus Impact Acquisition Corp. 10/28/26, Strike $11.50	41,380
250,000	Forbion European Acquisition Corp. 05/23/28, Strike $11.50	132,500
4,000	Forest Road Acquisition Corp. II 01/15/26, Strike $11.50	600
266,666	Frontier Investment Corp. 12/31/26, Strike $11.50	31,947
8,600	FTAC Emerald Acquisition Corp. 08/22/28, Strike $11.50	459
50,000	FTAC Zeus Acquisition Corp. 12/31/27, Strike $11.50	1,700
141,666	Fusion Acquisition Corp. II 12/31/27, Strike $11.50	708
200,000	Future Health ESG Corp. 09/09/26, Strike $11.50	4,820
500,000	FutureTech II Acquisition Corp. 02/16/27, Strike $11.50	29,900
250,000	Generation Asia I Acquisition, Ltd. 07/24/28, Strike $11.50	18,475
500,000	Genesis Growth Tech Acquisition Corp. 05/19/28, Strike $11.50	90,000
425,000	GigCapital5, Inc. 12/31/28, Strike $11.50	7,438
200,000	Global Systems Dynamics Inc. 12/31/27, Strike $11.50	2,200
25,000	Global Technology Acquisition Corp. I 07/13/26, Strike $11.50	2,750
126,666	Golden Arrow Merger Corp. 07/31/26, Strike $11.50	8,626
625,000	HCM ACQUISITION Corp. 12/31/27, Strike $11.50	13,844
500,000	Healthcare AI Acquisition Corp. 12/14/26, Strike $11.50	20,750
256,033	Healthwell Acquisition Corp. I 08/05/28, Strike $11.50	49,325
500,000	Heartland Media Acquisition Corp. Strike $11.50	1,350
6,770	Home Plate Acquisition Corp. 09/30/26, Strike $11.50	141

See accompanying Notes to Schedule of Investments

11

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
100,000	Iconic Sports Acquisition Corp. 10/12/26, Strike $11.50	$20,100
375,000	Industrial Tech Acquisitions II, Inc. 12/31/28, Strike $11.50	22,500
750,000	Infinite Acquisition Corp. 11/23/28, Strike $11.50	105,825
438,223	InFinT Acquisition Corp. 05/19/27, Strike $11.50	16,390
200,000	Innovative International Acquisition Corp. 07/01/28, Strike $11.50	11,040
350,000	Insight Acquisition Corp. 08/26/26, Strike $11.50	1,995
125,000	Integral Acquisition Corp.1 12/14/28, Strike $11.50	8,437
154,135	Integrated Wellness Acquisition Corp. 10/31/28, Strike $11.50	123,308
750,000	Investcorp Europe Acquisition Corp. I 11/23/28, Strike $11.50	202,500
6,250	Iris Acquisition Corp. 03/05/26, Strike $11.50	167
250,000	IX Acquisition Corp. 11/24/26, Strike $11.50	7,775
43,750	Jaws Mustang Acquisition Corp. 01/30/26, Strike $11.50	1,916
175,000	Juniper II Corp. 12/31/28, Strike $11.50	9,835
222,150	Kensington Capital Acquisition Corp. V 08/13/28, Strike $11.50	27,147
25,060	Kernel Group Holdings, Inc. 01/31/27, Strike $11.50	1,799
250,000	Keyarch Acquisition Corp. 07/25/28, Strike $11.50	17,350
500,000	KnightSwan Acquisition Corp. 07/21/28, Strike $11.50	35,000
33,333	L Catterton Asia Acquisition Corp. 03/15/26, Strike $11.50	17,666
750,000	LAMF Global Ventures Corp. I 11/11/26, Strike $11.50	45,825
4,564	Landcadia Holdings IV, Inc. 03/29/28, Strike $11.50	92
250,000	LatAmGrowth SPAC 01/25/28, Strike $11.50	10,150
412,500	Learn CW Investment Corp. 12/31/28, Strike $11.50	19,387
275,000	LF Capital Acquisition Corp. II 01/07/26, Strike $11.50	19,937
150,000	Liberty Resources Acquisition Corp. 10/31/28, Strike $11.50	4,485
375,000	LIV Capital Acquisition Corp. II 02/16/27, Strike $11.50	9,375
6,962	Live Oak Crestview Climate Acquisition Corp. 03/12/26, Strike $11.50	1,392
416,666	M3-Brigade Acquisition III Corp. 07/31/28, Strike $11.50	183,833
228,160	Marblegate Acquisition Corp. 08/31/28, Strike $11.50	10,199
125,000	Mercato Partners Acquisition Corp. 12/28/26, Strike $11.50	11,250

NUMBER OF SHARES		VALUE
675,350	Mountain & Company I Acquisition Corp. 08/24/23, Strike $11.50	$103,835
200,000	Nabors Energy Transition Corp. 11/17/26, Strike $11.50	34,720
500,000	New Providence Acquisition Corp. II 12/31/27, Strike $11.50	39,775
500,000	Newcourt Acquisition Corp. 04/12/28, Strike $11.50	7,650
3,333	Northern Star Investment Corp. III 02/25/28, Strike $11.50	333
3,333	Northern Star Investment Corp. IV 12/31/27, Strike $11.50	227
250,000	Nubia Brand International Corp. 11/16/26, Strike $11.50	17,500
100,000	OceanTech Acquisitions I Corp. 05/10/26, Strike $11.50	1,915
250,000	Omnilit Acquisition Corp. 11/08/26, Strike $11.50	13,875
750,000	Onyx Acquisition Company I 11/30/28, Strike $11.50	27,000
242,744	Opy Acquisition Corp. I 09/22/27, Strike $11.50	17,089
375,000	Osiris Acquisition Corp. 05/01/28, Strike $11.50	30,000
625,000	Papaya Growth Opportunity Corp. I 12/31/28, Strike $11.50	40,937
150,000	Patria Latin American Opportunity Acquisition Corp. 03/10/27, Strike $11.50	12,345
500,000	Pearl Holdings Acquisition Corp. 12/15/26, Strike $11.50	45,000
459,150	Pegasus Digital Mobility Acquisition Corp. 12/28/26, Strike $11.50	11,433
350,000	PepperLime Health Acquisition Corp. 10/01/26, Strike $11.50	8,960
192,245	Perception Capital Corp. II 12/31/28, Strike $11.50	17,264
12,500	Phoenix Biotech Acquisition Corp. 09/01/26, Strike $11.50	968
3,000	Pivotal Investment Corp. III 12/31/27, Strike $11.50	15
20,000	Plum Acquisition Corp. I 03/18/26, Strike $11.50	1,206
144,093	Portage Fintech Acquisition Corp. 07/08/26, Strike $11.50	17,291
50,000	Power & Digital Infrastructure Acquisition II Corp. 12/14/28, Strike $11.50	4,750
250,000	Project Energy Reimagined Acquisition Corp. 12/31/28, Strike $11.50	30,025
750,000	PROOF Acquisition Corp. I 12/03/28, Strike $11.50	76,950
50,000	Pyrophyte Acquisition Corp. 12/17/23, Strike $11.50	5,725
166,666	Quadro Acquisition One Corp. 12/31/27, Strike $11.50	6,683
686,522	RCF Acquisition Corp. 11/10/26, Strike $11.50	87,429
1,000,000	Rigel Resource Acquisition Corp. 11/05/26, Strike $11.50	140,000

See accompanying Notes to Schedule of Investments

12

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
40,000	RMG Acquisition Corp. III 12/31/27, Strike $11.50	$3,754
115,402	Rose Hill Acquisition Corp. 03/15/23, Strike $11.50	2,458
81,526	Rosecliff Acquisition Corp. I 12/31/27, Strike $11.50	9,539
133,333	Ross Acquisition Corp. II 02/12/26, Strike $11.50	9,333
250,000	Roth CH Acquisition V Company 12/10/26, Strike $11.50	20,850
150,848	Schultze Special Purpose Acquisition Corp. II 03/25/28, Strike $11.50	6,788
400,000	SDCL EDGE Acquisition Corp. 03/23/26, Strike $11.50	36,520
75,000	Seaport Global Acquisition II Corp. 11/17/26, Strike $11.50	5,209
1,000,000	Semper Paratus Acquisition Corp. 11/04/26, Strike $11.50	50,500
250,000	SEP Acquisition Corp. 07/27/26, Strike $11.50	8,200
1,000,000	ShoulderUp Technology Acquisition Corp. 11/17/26, Strike $11.50	59,100
250,000	SHUAA Partners Acquisition Corp. I 03/02/27, Strike $11.50	19,800
169,133	SILVERspac, Inc. 09/10/26, Strike $11.50	4,736
500,000	Sizzle Acquisition Corp. 03/12/26, Strike $11.50	77,500
7,500	Slam Corp. 12/31/27, Strike $11.50	1,351
2,500	Social Leverage Acquisition Corp. I 02/17/28, Strike $11.50	299
500,000	Southport Acquisition Corp. 05/24/28, Strike $11.50	36,200
75,000	SportsMap Tech Acquisition Corp. 09/01/27, Strike $11.50	2,111
250,000	Spree Acquisition Corp. 1, Ltd. 12/22/28, Strike $11.50	7,637
300,286	Springwater Special Situations Corp. 04/12/26, Strike $11.50	9,009
250,000	StoneBridge Acquisition Corp. 07/16/28, Strike $11.50	7,300
166,666	Stratim Cloud Acquisition Corp. Strike $11.50	317
250,000	Swiftmerge Acquisition Corp. 06/17/28, Strike $11.50	23,575
333,333	Target Global Acquisition I Corp. 12/31/27, Strike $11.50	16,250
20,000	Thunder Bridge Capital Partners III, Inc. 02/15/28, Strike $11.50	2,288
100,000	Thunder Bridge Capital Partners IV, Inc. 04/30/28, Strike $11.50	16,800
150,000	TKB Critical Technologies 1 10/29/28, Strike $11.50	10,335
200,000	TLG Acquisition One Corp. -Class A 01/25/28, Strike $11.50	24,000
328,694	Tlgy Acquisition Corp. 01/14/28, Strike $11.50	20,050

NUMBER OF SHARES			VALUE
125,000		TortoiseEcofin Acquisition Corp. III 07/22/28, Strike $11.50	$19,375
250,000		Trajectory Alpha Acquisition Corp. 12/31/27, Strike $11.50	45,000
450,000		Tristar Acquisition I Corp. 12/31/28, Strike $11.50	30,375
179,109		Twelve Seas Investment Company II 03/02/28, Strike $11.50	11,051
83,333		Twin Ridge Capital Acquisition Corp. 12/31/28, Strike $11.50	2,667
350,279		UTA Acquisition Corp. 10/30/26, Strike $11.50	10,543
625,000		Vahanna Tech Edge Acquisition I Corp. 11/30/28, Strike $11.50	41,250
266,666		Waverley Capital Acquisition Corp. 1 04/30/27, Strike $11.50	6,973
289,507		Worldwide Webb Acquisition Corp. 10/20/26, Strike $11.50	11,609
266,666		Zalatoris II Acquisition Corp. 05/13/27, Strike $11.50	19,360

			4,628,794

		TOTAL WARRANTS (Cost $6,337,005)	8,215,064

RIGHTS (0.0%) #

		Special Purpose Acquisition Companies (0.0%)
160,000		Accretion Acquisition Corp., (Expires 3/1/28)	11,776
140,000		Cetus Capital Acquisition Corp., (Expires 3/31/24)	26,502
750,000		CSLM Acquisition Corp., (Expires 7/1/23)	72,150
150,000		Fintech Ecosystem Development Corp., (Expires 4/1/26)	16,605
500,000		Keyarch Acquisition Corp., (Expires 1/31/24)	69,900

		TOTAL RIGHTS (Cost $144,766)	196,933

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.3%) #

		Communication Services (0.0%)

		CyberAgent, Inc.
90 3,267,000,000	JPY	Call, 11/16/29, Strike 88.81	923,577
50 1,815,000,000	JPY	Call, 11/16/29, Strike 89.46	487,730

See accompanying Notes to Schedule of Investments

13

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
30 1,089,000,000	JPY	Cyberagent, Inc. Call, 02/19/25, Strike 93.40	$137,115
165 4,012,800,000,000	JPY	Koei Tecmo Holdings Company, Ltd. Call, 12/20/24, Strike 97.97	807,099

			2,355,521

		Consumer Discretionary (0.1%)

10,225 8,108,425		DISH Network Corp. Put, 12/19/25, Strike $5.00	2,024,550
		EDION Corp.
60 877,200,000,000	JPY	Call, 06/19/25, Strike 99.51	1,397,673
50 731,000,000,000	JPY	Call, 06/19/25, Strike 95.45	1,323,289
50 7,310,000,000	JPY	Call, 06/19/25, Strike 94.30	1,363,707
100 2,037,000,000,000	JPY	H.I.S. Company, Ltd. Call, 11/15/24, Strike 96.54	—
204 816,000		iRobot Corp. Call, 01/19/24, Strike $50.00	13,260
		Kyoritsu Maintenance Company, Ltd.
100 5,569,000,000,000	JPY	Call, 01/29/26, Strike 94.89	2,286,058
20 1,113,800,000,000	JPY	Call, 01/29/26, Strike 96.66	432,353
5 278,450,000	JPY	Call, 01/29/26, Strike 95.73	111,337
		Takashimaya Company, Ltd.
100 20,660,000,000	JPY	Call, 12/06/23, Strike 97.28	983,433
50 10,330,000,000	JPY	Call, 12/06/23, Strike 97.29	491,313
50 10,330,000,000	JPY	Call, 12/06/23, Strike 97.18	494,943

			10,921,916

		Consumer Staples (0.0%)

5,500 9,460,000		Beyond Meat, Inc. Put, 01/19/24, Strike $10.00	976,250
		Ezaki Glico Company, Ltd.
100 37,600,000,000	JPY	Call, 01/30/24, Strike 97.57	183,085
50 18,800,000,000	JPY	Call, 01/30/24, Strike 96.89	116,247
50 6,825,000,000	JPY	Nippn Corp. Call, 06/20/25, Strike 98.27	186,482

			1,462,064

		Health Care (0.0%)

		Ship Healthcare Holdings, Inc.
25 576,000,000,000	JPY	Call, 12/13/23, Strike 98.32	33,497
72 1,658,880,000,000	JPY	Call, 12/13/23, Strike 97.95	115,253
50 1,152,000,000,000	JPY	Call, 12/13/23, Strike 97.68	89,547

			238,297

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

		Industrials (0.0%)
		ANA Holdings, Inc.
100 4,930,000,000	JPY	Call, 12/08/28, Strike 86.09	$3,410,326
100 49,300,000	JPY	Call, 09/19/24, Strike 96.53	278,755
100 381,491,000		Asashi Refining US, Inc. Call, 03/16/26, Strike $88.78	100,000
160 3,577,600,000,000	JPY	Seino Holdings Company, Ltd. Call, 03/31/26, Strike 97.31	2,197,072
4,400 19,549,200		Teck Resources, Ltd. Call, 08/18/23, Strike $50.00	81,400

			6,067,553

		Information Technology (0.0%)

		Digital Garage, Inc.
150 62,025,000,000	JPY	Call, 09/14/23, Strike 94.68	583,506
50 20,675,000,000	JPY	Call, 09/14/23, Strike 94.80	190,267
500 3,170,000		Silicon Motion Technology Corp. Call, 09/15/23, Strike $60.00	385,000

			1,158,773

		Materials (0.0%)

45 1,413,000,000,000	JPY	Maeda Kosen Company, Ltd. Call, 04/18/24, Strike 99.90	135,786
		Nippon Steel Corp.
100 7,620,000,000	JPY	Call, 10/04/24, Strike 98.59	2,389,640
50 3,810,000,000	JPY	Call, 10/05/26, Strike 96.93	1,262,268
34 2,590,800,000	JPY	Call, 10/05/26, Strike 97.61	838,345

			4,626,039

		Other (0.2%)

		S&P 500 Index
12,000 5,506,752,000		Put, 08/31/23, Strike $4,200.00	6,120,000
4,500 2,065,032,000		Put, 08/31/23, Strike $4,000.00	1,192,500
2,500 1,147,240,000		Put, 12/29/23, Strike $4,200.00	12,912,500
500 229,448,000		Call, 09/29/23, Strike $4,675.00	2,987,500

			23,212,500

		Real Estate (0.0%)
100 1,962,000,000,000	JPY	Relo Group, Inc. Call, 12/17/27, Strike 92.68	764,460

		TOTAL PURCHASED OPTIONS (Cost $65,219,278)	50,807,123

See accompanying Notes to Schedule of Investments

14

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.4%)
57,878,214		State Street Navigator Securities Lending Government Money Market Portfolio, 5.269%†***	$57,878,214

TOTAL INVESTMENTS (103.0%) (Cost $12,240,204,322)			14,653,527,731

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.4%)			(57,878,214)

LIABILITIES, LESS OTHER ASSETS (-2.6%)			(366,954,386)

NET ASSETS (100.0%)			$14,228,695,131

NUMBER OF SHARES			VALUE

COMMON STOCKS SOLD SHORT (-20.2%) #

		Communication Services (-0.8%)

(2,430)		Bandwidth, Inc. - Class A	(36,815)
(230,848)		Bilibili, Inc.	(4,402,271)
(9,500)		Charter Communications, Inc. - Class A	(3,849,305)
(663,500)	JPY	CyberAgent, Inc.	(4,187,654)
(69,800)		JOYY, Inc.	(2,426,248)
(246,200)	JPY	Koei Tecmo Holdings Company, Ltd.	(4,208,754)
(9,684,169)	EUR	Koninklijke KPN, NV	(35,052,385)
(103,913)		Live Nation Entertainment, Inc.	(9,118,366)
(193,347)		Match Group, Inc.	(8,992,569)
(6,500)		Perficient, Inc.	(414,635)
(49,600)		Radius Global Infrastructure, Inc. - Class A	(739,536)
(158,988)		Sea, Ltd.	(10,575,882)
(661,267)		Snap, Inc. - Class A	(7,511,993)
(113,492)		TechTarget, Inc.	(3,686,220)
(32,170)		TripAdvisor, Inc.	(599,971)
(166,701)		World Wrestling Entertainment, Inc. - Class A	(17,503,605)
(115,800)		Ziff Davis, Inc.	(8,397,816)

			(121,704,025)

		Consumer Discretionary (-4.2%)

(89,000)		Airbnb, Inc. - Class A	(13,544,910)
(936,400)	HKD	ANTA Sports Products, Ltd.	(10,962,228)
(2,330,000)		Carnival Corp.	(43,897,200)
(18,500)		Cheesecake Factory, Inc.	(680,430)
(16,323)		Cracker Barrel Old Country Store, Inc.	(1,521,304)
(49,178)	EUR	Delivery Hero, SE*	(2,231,249)
(217,300)		DraftKings, Inc. - Class A	(6,905,794)
(1,085,100)	JPY	EDION Corp.	(11,151,135)
(379,959)		Etsy, Inc.	(38,622,832)
(353,500)		Farfetch, Ltd. - Class A	(2,043,230)
(370,000)		Ford Motor Company	(4,887,700)
(394,736)		Guess?, Inc.	(8,285,509)
(198,900)	JPY	Kyoritsu Maintenance Company, Ltd.	(7,785,992)
(287,400)		Li Auto, Inc.	(12,300,720)

NUMBER OF SHARES			VALUE
(44,901)		Luminar Technologies, Inc. - Class A	$(332,267)
(57,217)		Marriott Vacations Worldwide Corp.	(7,352,957)
(20,000)	HKD	Meituan - Class B*	(375,181)
(27,504)		MercadoLibre, Inc.	(34,051,327)
(115,000)		National Vision Holdings, Inc.	(2,487,450)
(657,200)		Norwegian Cruise Line Holdings, Ltd.	(14,504,404)
(155,550)		PDD Holdings, Inc.	(13,971,501)
(1,716,900)		Rivian Automotive, Inc. - Class A	(47,455,116)
(587,832)		Royal Caribbean Cruises, Ltd.	(64,138,349)
(12,000)		Shake Shack, Inc. - Class A	(931,920)
(130,355)		Stride, Inc.	(4,980,865)
(435,800)	JPY	Takashimaya Company, Ltd.	(6,328,772)
(416,358)		Tesla, Inc.	(111,346,620)
(6,600)		Vail Resorts, Inc.	(1,554,234)
(1,371,902)		Wayfair, Inc. - Class A	(106,830,009)
(143,300)		Winnebago Industries, Inc.	(9,859,040)
(3,380,000)	HKD	Wynn Macau, Ltd.	(3,510,495)

			(594,830,740)

		Consumer Staples (-0.1%)
(143,100)		Beauty Health Company	(1,186,299)
(93,589)		Freshpet, Inc.	(6,882,535)
(47,000)	JPY	Nippn Corp.	(616,469)
(92,400)		Post Holdings, Inc.	(7,881,720)
(84,400)	JPY	Yaoko Company, Ltd.	(4,447,663)

			(21,014,686)

		Energy (-1.7%)
(236,538)		Chevron Corp.	(38,711,809)
(96,468)		Northern Oil & Gas, Inc.	(3,797,945)
(459,645)		ONEOK, Inc.	(30,814,601)
(763,648)		Pioneer Natural Resources Company	(172,332,444)
(133,200)		World Kinect Corp.	(3,002,328)

			(248,659,127)

		Financials (-0.1%)
(39,500)		Coinbase Global, Inc. - Class A	(3,895,095)
(20,888)		Intercontinental Exchange, Inc.	(2,397,942)
(186,300)		Shift4 Payments, Inc. - Class A	(12,852,837)
(177,000)		SoFi Technologies, Inc.	(2,026,650)

			(21,172,524)

		Health Care (-2.2%)
(67,000)		Alnylam Pharmaceuticals, Inc.	(13,091,800)
(30,400)		Ascendis Pharma, A/S	(2,740,560)
(240,066)		Bridgebio Pharma, Inc.	(8,404,711)
(57,790)		Coherus Biosciences, Inc.	(278,548)
(117,619)		CONMED Corp.	(14,237,780)
(898,314)		Dexcom, Inc.	(111,893,992)
(105,000)		Evolent Health, Inc. - Class A	(3,190,950)
(415,224)		Halozyme Therapeutics, Inc.	(17,838,023)
(851,100)		Innoviva, Inc.	(11,532,405)
(160,531)		Insmed, Inc.	(3,546,130)
(98,881)		Insulet Corp.	(27,365,317)
(75,500)		Integer Holdings Corp.	(6,982,240)
(214,000)		Ionis Pharmaceuticals, Inc.	(8,866,020)
(747,630)		Ironwood Pharmaceuticals, Inc. - Class A	(8,291,217)
(83,420)		Jazz Pharmaceuticals, PLC	(10,879,636)
(49,580)		Lantheus Holdings, Inc.	(4,288,174)
(8,000)		Mesa Laboratories, Inc.	(1,029,280)

See accompanying Notes to Schedule of Investments

15

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE
(220,000)		Natera, Inc.	$(9,948,400)
(35,000)		NeoGenomics, Inc.	(606,550)
(100,600)		NextGen Healthcare, Inc.	(1,672,978)
(65,000)		Omnicell, Inc.	(4,104,750)
(79,000)		Revance Therapeutics, Inc.	(1,866,770)
(212,663)		Sarepta Therapeutics, Inc.	(23,050,543)
(100,000)	JPY	Ship Healthcare Holdings, Inc.	(1,619,161)
(10,000)		Teladoc Health, Inc.	(297,700)
(44,700)		TransMedics Group, Inc.	(4,165,146)
(642,149)		Veradigm, Inc.	(8,681,854)

			(310,470,635)

		Industrials (-1.4%)
(782,400)		American Airlines Group, Inc.	(13,105,200)
(258,100)	JPY	ANA Holdings, Inc.	(6,179,233)
(30,955)		Axon Enterprise, Inc.	(5,755,463)
(442,400)		Bloom Energy Corp. - Class A	(7,901,264)
(325,700)		Chart Industries, Inc.	(59,329,512)
(513,000)		Clarivate, PLC	(4,878,630)
(70,221)		FTI Consulting, Inc.	(12,299,910)
(91,056)		Granite Construction, Inc.	(3,726,922)
(74,380)		Greenbrier Companies, Inc.	(3,435,612)
(59,800)		John Bean Technologies Corp.	(7,391,878)
(71,000)		Lyft, Inc. - Class A	(902,410)
(95,700)		Middleby Corp.	(14,532,045)
(19,000)		RBC Bearings, Inc.	(4,294,950)
(129,000)	EUR	Safran, SA	(21,411,495)
(402,000)	JPY	Seino Holdings Company, Ltd.	(6,316,881)
(3,374,000)	SGD	Singapore Airlines, Ltd.	(19,106,013)
(57,600)		Stem, Inc.	(407,232)
(130,305)		Upwork, Inc.	(1,359,081)
(515,000)		Virgin Galactic Holdings, Inc.	(2,204,200)

			(194,537,931)

		Information Technology (-7.8%)
(206,345)		3D Systems Corp.	(1,797,265)
(855,900)		Akamai Technologies, Inc.	(80,882,550)
(114,250)		Altair Engineering, Inc. - Class A	(8,561,895)
(8,835)		Alteryx, Inc. - Class A	(366,299)
(119,700)		Bentley Systems, Inc. - Class B	(6,449,436)
(182,759)		BILL Holdings, Inc.	(22,907,013)
(287,841)		Blackline, Inc.	(16,717,805)
(228,000)		Block, Inc.	(18,360,840)
(700,000)		Box, Inc. - Class A	(21,875,000)
(35,469)		Broadcom, Inc.	(31,874,217)
(27,900)		Ceridian HCM Holding, Inc.	(1,975,599)
(83,594)		Cloudflare, Inc. - Class A	(5,748,759)
(151,800)		Confluent, Inc. - Class A	(5,243,172)
(65,900)		CyberArk Software, Ltd.	(10,940,059)
(179,100)		Datadog, Inc. - Class A	(20,904,552)
(72,050)		DigitalOcean Holdings, Inc.	(3,567,916)
(742,200)		Dropbox, Inc. - Class A	(20,002,290)
(46,734)		Enphase Energy, Inc.	(7,095,623)
(155,900)		Envestnet, Inc.	(9,662,682)
(45,000)		Five9, Inc.	(3,948,750)
(69,833)		Guidewire Software, Inc.	(5,923,235)
(25,500)		Impinj, Inc.	(1,698,810)
(2,345,460)		Infinera Corp.	(10,554,570)
(190,288)		Insight Enterprises, Inc.	(27,913,347)
(105,973)		InterDigital, Inc.	(9,822,637)
(52,916)		Itron, Inc.	(4,162,902)
(115,000)		Jamf Holding Corp.	(2,497,800)
(12,107,000)	HKD	Lenovo Group, Ltd.	(13,878,442)
(432,323)		Lumentum Holdings, Inc.	(22,636,432)
(6,753)		MicroStrategy, Inc. - Class A	(2,957,004)
(113,800)		Model N, Inc.	(3,791,816)

NUMBER OF SHARES			VALUE
(290,779)		MongoDB, Inc. - Class A	$(123,115,829)
(240,276)		Nice, Ltd.	(52,344,127)
(127,350)		Nova, Ltd.	(15,783,759)
(69,587)		Nutanix, Inc. - Class A	(2,101,528)
(49,662)		Okta, Inc.	(3,817,021)
(1,510,700)		ON Semiconductor Corp.	(162,777,925)
(779,966)		Palo Alto Networks, Inc.	(194,960,301)
(30,500)		Pegasystems, Inc.	(1,608,875)
(131,500)		Progress Software Corp.	(7,897,890)
(36,500)		PROS Holdings, Inc.	(1,387,000)
(79,900)		Rapid7, Inc.	(3,668,209)
(199,400)		SMART Global Holdings, Inc.	(5,304,040)
(143,498)		Splunk, Inc.	(15,545,138)
(477,309)		Teradyne, Inc.	(53,907,279)
(210,000)		Varonis Systems, Inc. - Class B	(6,027,000)
(63,300)		Verint Systems, Inc.	(2,365,521)
(146,000)		Vishay Intertechnology, Inc.	(4,109,900)
(411,500)		Wolfspeed, Inc.	(27,117,850)
(176,700)		Workiva, Inc. - Class A	(18,604,743)

			(1,107,162,652)

		Materials (-0.6%)
(204,000)	JPY	ARE Holdings, Inc.	(2,735,964)
(642,997)		ATI, Inc.	(30,658,097)
(30,000)		Lithium Americas Corp.	(605,400)
(67,200)	JPY	Maeda Kosen Company, Ltd.	(1,483,204)
(583,100)	JPY	Nippon Steel Corp.	(13,304,345)
(100,211)	CHF	Sika, AG	(31,107,296)
			(79,894,306)

		Real Estate (-0.4%)
(605,000)	HKD	Link REIT	(3,386,151)
(24,000)		Redfin Corp.	(359,520)
(88,000)	JPY	Relo Group, Inc.	(1,213,622)
(107,500)		Ventas, Inc.	(5,215,900)
(144,500)		Welltower, Inc.	(11,870,675)
(557,000)		Zillow Group, Inc. - Class C	(30,167,120)

			(52,212,988)

		Utilities (-0.9%)
(202,003)		American Electric Power Company, Inc.	(17,117,734)
(88,500)		American Water Works Company, Inc.	(13,047,555)
(60,500)		CMS Energy Corp.	(3,694,735)
(84,000)		Duke Energy Corp.	(7,864,080)
(160,000)		FirstEnergy Corp.	(6,302,400)
(25,300)		NextEra Energy Partners, LP	(1,377,585)
(303,662)		NextEra Energy, Inc.	(22,258,425)
(1,288,935)		PG&E Corp.	(22,698,145)
(255,000)		PPL Corp.	(7,020,150)
(246,600)		Southern Company	(17,839,044)
(369,000)		Sunnova Energy International, Inc.	(6,516,540)

			(125,736,393)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $2,419,659,596)	(2,877,396,007)

TOTAL SECURITIES SOLD SHORT (Proceeds $2,419,659,596)			(2,877,396,007)

See accompanying Notes to Schedule of Investments

16

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-4.8%) #

	Communication Services (0.0%)
809 1,367,210	TEGNA, Inc. Call, 08/18/23, Strike $17.00	$(30,338)

	Consumer Discretionary (-0.1%)
11,000 20,724,000	Carnival Corp. Call, 06/21/24, Strike $10.00	(10,752,500)
68 272,000	iRobot Corp. Call, 01/19/24, Strike $35.00	(55,760)
3,000 2,220,000	Luminar Technologies, Inc. Call, 11/17/23, Strike $8.00	(331,500)

		(11,139,760)

	Industrials (0.0%)
500 915,000	Spirit Airlines, Inc. Call, 08/18/23, Strike $17.50	(53,500)

		(53,500)

	Other (-4.7%)
1,807 3,926,611	Albertsons Companies, Inc. Call, 08/18/23, Strike $22.00	(18,070)
	S&P 500 Index
7,500 3,441,720,000	Put, 08/31/23, Strike $3,700.00	(1,012,500)
6,350 2,913,989,600	Call, 09/29/23, Strike $4,300.00	(218,948,000)
4,000 1,835,584,000	Call, 08/31/23, Strike $4,100.00	(204,100,000)
2,500 1,147,240,000	Call, 08/31/23, Strike $4,300.00	(78,887,500)
2,500 1,147,240,000	Call, 08/31/23, Strike $3,925.00	(170,775,000)
2,500 1,147,240,000	Put, 12/29/23, Strike $3,500.00	(3,837,500)
4,400 19,549,200	Teck Resources, Ltd. Call, 08/18/23, Strike $55.00	(15,400)

		(677,593,970)

	TOTAL WRITTEN OPTIONS (Premium $467,214,053)	(688,817,568)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Bank of New York	British Pound Sterling	10/19/23	1,159,000	$1,487,732	$1,150
State Street Bank and Trust	British Pound Sterling	10/19/23	12,842,000	16,484,433	345,674
Bank of New York	European Monetary Unit	10/19/23	10,712,000	11,822,766	40,324
State Street Bank and Trust	European Monetary Unit	10/19/23	102,651,000	113,295,256	2,133,864
State Street Bank and Trust	Japanese Yen	10/19/23	3,109,342,000	22,124,210	716,694
Northern Trust Company	Singapore Dollar	10/19/23	12,433,000	9,384,758	4,555
State Street Bank and Trust	Singapore Dollar	10/19/23	12,990,000	9,805,196	47,725
State Street Bank and Trust	Swiss Franc	10/19/23	27,617,000	31,931,549	480,007

					$3,769,993

NOTES TO SCHEDULE OF INVESTMENTS

~

Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $4,595,126,371.

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2023.
#	Non-income producing security.
&	Illiquid security.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2023.
***	The rate disclosed is the 7 day net yield as of July 31, 2023.

FOREIGN CURRENCY ABBREVIATION
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. For purchased options denominated in JPY, the strike price shown is a percentage of the par value of the underlying.

See accompanying Notes to Schedule of Investments

17

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (101.8%)

	Communication Services (8.9%)
13,548	Activision Blizzard, Inc.~	$1,256,712
81,811	Alphabet, Inc. - Class A~#	10,857,956
91,737	Alphabet, Inc. - Class C~#	12,211,112
82,036	AT&T, Inc.~	1,191,163
70,810	Comcast Corp. - Class A	3,204,860
13,095	Fox Corp. - Class A	438,028
15,143	Match Group, Inc.#	704,301
35,178	Meta Platforms, Inc. - Class A#	11,207,711
6,768	Netflix, Inc.~#	2,970,949
10,830	T-Mobile U.S., Inc.#	1,492,049
67,586	Verizon Communications, Inc.~	2,303,331
32,834	Walt Disney Company~#	2,918,614

		50,756,786

	Consumer Discretionary (10.0%)
136,362	Amazon.com, Inc.~#	18,228,872
11,586	Aptiv, PLC#	1,268,551
584	Booking Holdings, Inc.~#	1,734,947
15,339	Caesars Entertainment, Inc.#	905,308
52,243	Carnival Corp.#^	984,258
701	Chipotle Mexican Grill, Inc. - Class A#	1,375,558
4,530	Darden Restaurants, Inc.	765,208
14,075	DR Horton, Inc.	1,787,806
12,279	eBay, Inc.	546,538
62,497	Ford Motor Company	825,585
23,464	General Motors Company	900,314
17,230	Home Depot, Inc.~	5,752,063
14,561	Las Vegas Sands Corp.#	870,893
14,068	Lowe’s Companies, Inc.	3,295,710
10,904	McDonald’s Corp.~	3,197,053
15,726	MGM Resorts International	798,409
22,026	NIKE, Inc. - Class B~	2,431,450
33,393	Norwegian Cruise Line Holdings, Ltd.#^	736,984
1,359	O’Reilly Automotive, Inc.#	1,258,149
7,807	Ross Stores, Inc.	894,994
18,926	Starbucks Corp.~	1,922,314
11,785	Tesla, Inc.#	3,151,663
21,818	TJX Cos., Inc.~	1,887,912
2,401	Ulta Beauty, Inc.#	1,067,965

		56,588,504

	Consumer Staples (7.1%)
30,078	Altria Group, Inc.~	1,366,143
13,261	Archer-Daniels-Midland Company	1,126,654
8,504	Church & Dwight Company, Inc.	813,578
55,002	Coca-Cola Company~	3,406,274
12,810	Colgate-Palmolive Company	976,891
6,044	Constellation Brands, Inc. - Class A	1,648,803
5,230	Costco Wholesale Corp.~	2,932,304
4,093	Dollar General Corp.	691,144
7,051	Dollar Tree, Inc.#	1,088,181
4,633	Estee Lauder Companies, Inc. - Class A	833,940
13,991	General Mills, Inc.	1,045,687
10,613	Kellogg Company	709,903
7,910	Kimberly-Clark Corp.	1,021,181
18,278	Kraft Heinz Company	661,298
18,412	Kroger Company	895,560

NUMBER OF SHARES		VALUE
36,953	Mondelez International, Inc. - Class A~	$2,739,326
15,977	Monster Beverage Corp.#	918,518
16,870	PepsiCo, Inc.~	3,162,450
30,879	Philip Morris International, Inc.~	3,079,254
30,327	Procter & Gamble Company~	4,740,110
13,781	Sysco Corp.	1,051,628
8,722	Target Corp.	1,190,291
26,015	Walmart, Inc.~	4,158,758

		40,257,876

	Energy (4.6%)
34,059	Chevron Corp.~	5,574,096
23,111	ConocoPhillips~	2,720,627
6,517	EOG Resources, Inc.	863,698
39,644	Exxon Mobil Corp.	4,251,422
15,001	Hess Corp.	2,276,102
43,843	Kinder Morgan, Inc.	776,459
23,211	Marathon Petroleum Corp.	3,087,527
13,019	Occidental Petroleum Corp.	821,889
8,789	ONEOK, Inc.	589,215
6,156	Phillips 66	686,702
8,740	Pioneer Natural Resources Company	1,972,356
18,547	Schlumberger, NV	1,082,032
6,127	Valero Energy Corp.	789,832
22,126	Williams Companies, Inc.	762,241

		26,254,198

	Financials (13.2%)
9,088	Aflac, Inc.~	657,426
6,980	Allstate Corp.~	786,506
15,603	American Express Company~	2,635,035
31,070	American International Group, Inc.~	1,872,900
4,276	Ameriprise Financial, Inc.	1,489,972
7,784	Arthur J Gallagher & Company	1,672,003
6,419	Assurant, Inc.~	863,420
172,602	Bank of America Corp.~	5,523,264
15,841	Bank of New York Mellon Corp.	718,548
23,527	Berkshire Hathaway, Inc. - Class B#	8,280,563
1,644	BlackRock, Inc.	1,214,669
7,232	Cboe Global Markets, Inc.~	1,010,166
30,340	Charles Schwab Corp.	2,005,474
9,665	Chubb, Ltd.	1,975,623
22,853	Citigroup, Inc.~	1,089,174
3,420	CME Group, Inc.	680,443
9,283	Discover Financial Services	979,821
10,374	Fiserv, Inc.~#	1,309,303
5,745	Global Payments, Inc.	633,386
9,223	Goldman Sachs Group, Inc.~	3,282,189
34,292	Huntington Bancshares, Inc.	419,734
3,921	Jack Henry & Associates, Inc.	657,042
41,751	JPMorgan Chase & Company~	6,594,988
4,247	M&T Bank Corp.	593,985
12,072	Marsh & McLennan Cos., Inc.~	2,274,606
13,739	Mastercard, Inc. - Class A~	5,417,013
13,163	MetLife, Inc.	828,874
21,398	Morgan Stanley	1,959,201
6,806	Northern Trust Corp.	545,297
10,990	PayPal Holdings, Inc.#	833,262
5,099	Prudential Financial, Inc.	492,002
4,422	S&P Global, Inc.~	1,744,523
5,998	State Street Corp.	434,495

See accompanying Notes to Schedule of Investments

1

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
5,680	Travelers Companies, Inc.	$980,425
15,712	US Bancorp~	623,452
31,172	Visa, Inc. - Class A~	7,410,520
80,783	Wells Fargo & Company~	3,728,943
20,400	Zions Bancorp NA	780,300

		74,998,547

	Health Care (13.9%)
22,556	Abbott Laboratories~	2,511,160
28,019	AbbVie, Inc.~	4,191,082
14,461	Agilent Technologies, Inc.~	1,760,916
6,346	Amgen, Inc.~	1,485,916
15,835	Baxter International, Inc.~	716,217
5,297	Becton Dickinson & Co	1,475,850
3,300	Biogen, Inc.#	891,627
46,720	Boston Scientific Corp.#	2,422,432
44,580	Bristol-Myers Squibb Company~	2,772,430
10,303	Centene Corp.#	701,531
4,377	Cigna Group	1,291,653
19,357	CVS Health Corp.~	1,445,774
12,641	Danaher Corp.~	3,224,213
8,227	Dexcom, Inc.#	1,024,755
14,742	Edwards Lifesciences Corp.~#	1,209,876
14,972	Eli Lilly & Company~	6,805,523
5,427	GE Healthcare, Inc.	423,306
20,620	Gilead Sciences, Inc.~	1,570,007
4,318	HCA Healthcare, Inc.	1,177,994
2,789	Humana, Inc.~	1,274,099
7,388	Intuitive Surgical, Inc.~#	2,396,667
4,179	IQVIA Holdings, Inc.#	935,093
35,670	Johnson & Johnson	5,975,795
4,088	Laboratory Corp. of America Holdings	874,546
2,692	McKesson Corp.	1,083,261
21,870	Medtronic, PLC	1,919,311
38,353	Merck & Company, Inc.~	4,090,347
4,070	Organon & Company	89,459
86,481	Pfizer, Inc.~	3,118,505
4,933	Quest Diagnostics, Inc.	666,991
1,052	Regeneron Pharmaceuticals, Inc.#	780,489
3,852	Stryker Corp.	1,091,695
7,551	Thermo Fisher Scientific, Inc.~	4,142,932
18,231	UnitedHealth Group, Inc.	9,231,631
5,482	Vertex Pharmaceuticals, Inc.~#	1,931,528
3,831	Zimmer Biomet Holdings, Inc.	529,253
10,255	Zoetis, Inc.	1,928,863

		79,162,727

	Industrials (8.8%)
6,070	3M Company	676,805
4,593	Allegion, PLC	536,738
8,751	Automatic Data Processing, Inc.~	2,163,772
5,994	Boeing Company~#	1,431,667
23,944	Carrier Global Corp.	1,425,865
12,197	Caterpillar, Inc.~	3,234,278
64,755	CSX Corp.~	2,157,637
4,403	Deere & Company~	1,891,529
15,140	Delta Air Lines, Inc.~	700,376
6,042	Eaton Corp., PLC	1,240,543
17,282	Emerson Electric Company~	1,578,711
4,481	Generac Holdings, Inc.#	688,730
3,822	General Dynamics Corp.	854,523
16,285	General Electric Company	1,860,398
14,639	Honeywell International, Inc.~	2,841,869
5,445	Illinois Tool Works, Inc.	1,433,777

NUMBER OF SHARES		VALUE
14,045	Johnson Controls International, PLC	$976,830
6,083	L3Harris Technologies, Inc.	1,152,668
3,067	Lockheed Martin Corp.~	1,369,017
12,849	Masco Corp.	779,677
3,493	Norfolk Southern Corp.	815,930
3,141	Northrop Grumman Corp.~	1,397,745
5,751	Otis Worldwide Corp.	523,111
13,482	PACCAR, Inc.	1,161,205
8,226	Paychex, Inc.	1,032,116
2,952	Paycom Software, Inc.	1,088,580
13,826	Pentair, PLC	960,907
31,233	RTX Corp.~	2,746,318
27,603	Southwest Airlines Company	942,918
16,157	Union Pacific Corp.~	3,748,747
15,942	United Airlines Holdings, Inc.#	865,810
10,304	United Parcel Service, Inc. - Class B~	1,928,187
5,171	Verisk Analytics, Inc. - Class A	1,183,849
9,897	Waste Management, Inc.~	1,621,030
7,109	Xylem, Inc.~	801,540

		49,813,403

	Information Technology (28.5%)
8,650	Accenture, PLC - Class A	2,736,427
6,326	Adobe, Inc.~#	3,455,071
28,867	Advanced Micro Devices, Inc.~#	3,302,385
13,434	Amphenol Corp. - Class A	1,186,357
10,726	Analog Devices, Inc.	2,140,159
225,907	Apple, Inc.~	44,379,430
13,094	Applied Materials, Inc.~	1,984,919
3,739	Autodesk, Inc.#	792,631
6,910	Broadcom, Inc.~	6,209,671
82,206	Cisco Systems, Inc.~	4,278,000
10,488	Cognizant Technology Solutions Corp. - Class A	692,523
2,208	Enphase Energy, Inc.#	335,241
3,865	Gartner, Inc.#	1,366,625
21,561	HP, Inc.	707,848
44,897	Intel Corp.~	1,605,966
10,549	International Business Machines Corp.	1,520,955
5,533	Intuit, Inc.~	2,831,236
25,558	Micron Technology, Inc.~	1,824,586
113,629	Microsoft Corp.~	38,170,254
1,951	Monolithic Power Systems, Inc.	1,091,565
5,808	NetApp, Inc.	453,082
37,718	NVIDIA Corp.~	17,625,244
5,786	NXP Semiconductors, NV	1,290,162
9,050	ON Semiconductor Corp.#	975,137
28,103	Oracle Corp.~	3,294,515
6,846	Palo Alto Networks, Inc.#	1,711,226
5,543	PTC, Inc.#	808,225
6,990	Qorvo, Inc.#	769,040
18,469	QUALCOMM, Inc.~	2,441,048
17,481	salesforce, Inc.~#	3,933,400
3,715	ServiceNow, Inc.#	2,165,845
8,249	Skyworks Solutions, Inc.	943,438
1,951	SolarEdge Technologies, Inc.#	471,088
5,608	TE Connectivity, Ltd.	804,692
8,317	Teradyne, Inc.	939,322
10,284	Texas Instruments, Inc.~	1,851,120
2,524	Tyler Technologies, Inc.#	1,001,094

		162,089,527

See accompanying Notes to Schedule of Investments

2

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Materials (2.5%)
5,076	Air Products & Chemicals, Inc.~	$1,549,855
4,149	Avery Dennison Corp.	763,457
5,221	Celanese Corp. - Class A	654,661
14,468	Corteva, Inc.	816,429
14,465	Dow, Inc.	816,839
13,005	DuPont de Nemours, Inc.	1,009,578
40,784	Freeport-McMoRan, Inc.	1,821,006
11,344	Linde, PLC	4,431,760
6,431	PPG Industries, Inc.	925,421
3,937	Sherwin-Williams Company	1,088,581

		13,877,587

	Real Estate (2.0%)
4,421	Alexandria Real Estate Equities, Inc.	555,631
5,557	American Tower Corp.	1,057,553
4,065	AvalonBay Communities, Inc.	766,862
5,516	Crown Castle, Inc.	597,328
6,190	Digital Realty Trust, Inc.	771,398
1,017	Equinix, Inc.	823,688
5,289	Mid-America Apartment Communities, Inc.	791,552
16,272	Prologis, Inc.	2,029,932
2,913	Public Storage	820,738
10,118	Realty Income Corp.	616,894
8,249	Regency Centers Corp.	540,557
12,808	UDR, Inc.	523,591
10,361	Welltower, Inc.	851,156
19,283	Weyerhaeuser Company	656,779

		11,403,659

	Utilities (2.3%)
31,559	AES Corp.~	682,621
12,356	American Electric Power Company, Inc.~	1,047,047
11,494	CMS Energy Corp.	701,939
9,624	Consolidated Edison, Inc.	912,933
11,379	Dominion Energy, Inc.	609,345
15,737	Duke Energy Corp.~	1,473,298
6,963	Edison International	501,057
7,045	Entergy Corp.	723,522
9,708	Exelon Corp.	406,377
15,940	FirstEnergy Corp.	627,877
25,314	NextEra Energy, Inc.~	1,855,516
19,476	NiSource, Inc.	542,212
12,239	Public Service Enterprise Group, Inc.	772,526
17,471	Southern Company	1,263,852
14,026	Xcel Energy, Inc.	879,851

		12,999,973

	TOTAL COMMON STOCKS (Cost $428,801,220)	578,202,787

EXCHANGE-TRADED FUND (1.0%)

	Other (1.0%)
12,902	SPDR S&P 500 ETF Trust^ (Cost $5,698,376)	5,906,407

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BOND (1.4%)

	Consumer Discretionary (1.4%)
616,000	Tesla, Inc. 2.000%, 05/15/24 (Cost $6,587,300)	$7,986,538

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.5%) #

	Other (0.5%)
	S&P 500 Index
1,150 527,730,400	Put, 08/31/23, Strike $4,200.00	586,500
225 103,251,600	Put, 08/31/23, Strike $4,000.00	59,625
200 91,779,200	Call, 09/29/23, Strike $4,675.00	1,195,000
145 66,539,920	Put, 12/29/23, Strike $4,200.00	748,925

	TOTAL PURCHASED OPTIONS (Cost $4,147,062)	2,590,050

TOTAL INVESTMENTS (104.7%) (Cost $445,233,958)		594,685,782

LIABILITIES, LESS OTHER ASSETS (-4.7%)		(26,609,348)

NET ASSETS (100.0%)		$568,076,434

WRITTEN OPTIONS (-4.8%) #

	Other (-4.8%)
	S&P 500 Index
35 16,061,360	Call, 08/31/23, Strike $4,300.00	(1,104,425)
100 45,889,600	Call, 08/31/23, Strike $4,500.00	(1,355,500)
100 45,889,600	Call, 08/31/23, Strike $3,925.00	(6,831,000)
145 66,539,920	Put, 12/29/23, Strike $3,500.00	(222,575)
520 238,625,920	Call, 09/29/23, Strike $4,300.00	(17,929,600)
800 367,116,800	Put, 08/31/23, Strike $3,700.00	(108,000)

	TOTAL WRITTEN OPTIONS (Premium $16,960,858)	(27,551,100)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $174,102,457.
#	Non-income producing security.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

3

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

4

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (92.6%)

	Communication Services (5.1%)
384,500	Alphabet, Inc. - Class A#~	$51,030,840

	Consumer Discretionary (14.2%)
386,000	Amazon.com, Inc.#~	51,600,480
406,500	Caesars Entertainment, Inc.#~	23,991,630
255,000	Hyatt Hotels Corp. - Class A~^	32,219,250
168,000	Marriott International, Inc. - Class A~	33,904,080

		141,715,440

	Consumer Staples (3.2%)
419,000	Sysco Corp.~	31,973,890

	Financials (12.0%)
1,700,000	Huntington Bancshares, Inc.~	20,808,000
369,000	Morgan Stanley	33,785,640
212,500	PNC Financial Services Group, Inc.~	29,089,125
152,800	Visa, Inc. - Class A~	36,325,144

		120,007,909

	Health Care (8.1%)
88,500	Danaher Corp.~	22,572,810
226,000	Medtronic, PLC~	19,833,760
206,500	Merck & Company, Inc.~	22,023,225
30,500	Thermo Fisher Scientific, Inc.~	16,734,130

		81,163,925

	Industrials (32.5%)
93,000	AerCap Holdings, NV#~	5,934,330
658,000	Air Lease Corp. - Class A	27,859,720
525,000	American Airlines Group, Inc.#^	8,793,750
1,095,500	CSX Corp.~	36,502,060
742,000	Delta Air Lines, Inc.~	34,324,920
170,000	Honeywell International, Inc.~	33,002,100
213,000	L3Harris Technologies, Inc.~	40,361,370
51,000	Parker-Hannifin Corp.~	20,910,510
68,500	Paycom Software, Inc.#	25,260,060
415,000	RTX Corp.~	36,490,950
94,000	Union Pacific Corp.~	21,809,880
620,000	United Airlines Holdings, Inc.#~	33,672,200

		324,921,850

	Information Technology (15.6%)
52,500	Analog Devices, Inc.~	10,475,325
1,071,500	Intel Corp.	38,327,555
302,000	Micron Technology, Inc.~	21,559,780
151,500	Microsoft Corp.~	50,891,880
355,000	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)~	35,198,250

		156,452,790

	Materials (1.9%)
71,000	Celanese Corp.~	8,902,690

NUMBER OF SHARES		VALUE
25,000	Linde, PLC~	$9,766,750

		18,669,440

	TOTAL COMMON STOCKS (Cost $810,765,249)	925,936,084

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.6%) #

	Consumer Discretionary (0.1%)
36 10,694,880	Booking Holdings, Inc. Call, 08/04/23, Strike $3,010.00	213,480
4,065 23,991,630	Caesars Entertainment, Inc. Call, 08/04/23, Strike $61.00	430,890
520 13,906,360	Tesla, Inc. Put, 08/18/23, Strike $255.00	244,400

		888,770

	Financials (0.0%)
860 20,444,780	Visa, Inc. Put, 09/01/23, Strike $230.00	142,330

	Health Care (0.0%)
1,000 10,665,000	Merck & Company, Inc. Call, 08/18/23, Strike $110.00	118,000

	Information Technology (0.1%)
	Intel Corp.
7,200 25,754,400	Put, 08/04/23, Strike $33.00	18,000
2,950 10,552,150	Call, 08/18/23, Strike $34.00	638,675
1,700 19,929,100	Oracle Corp. Call, 08/25/23, Strike $118.00	477,700
685 15,413,185	salesforce, Inc. Put, 08/18/23, Strike $220.00	190,430

		1,324,805

	Materials (0.1%)
670 20,457,110	Air Products & Chemicals, Inc. Call, 08/18/23, Strike $300.00	720,250
250 9,766,750	Linde, PLC Put, 09/15/23, Strike $380.00	137,500

		857,750

	Other (0.3%)
18,900 208,693,800	Industrial Select Sector SPDR Put, 08/18/23, Strike $107.00	614,250
	iShares 20+ Year Treasury Bond ETF
9,300 93,046,500	Call, 08/18/23, Strike $104.00	106,950
5,100 51,025,500	Put, 09/15/23, Strike $98.00	540,600
	SPDR S&P 500 ETF Trust
4,440 203,258,760	Put, 09/15/23, Strike $450.00	1,904,760

See accompanying Notes to Schedule of Investments

1

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
2,235 102,316,065	Put, 08/11/23, Strike $450.00	$229,088

		3,395,648

	TOTAL PURCHASED OPTIONS (Cost $11,588,343)	6,727,303

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.4%)
3,932,401	State Street Navigator Securities Lending Government Money Market Portfolio, 5.269%†*** (Cost $3,932,401)	3,932,401

TOTAL INVESTMENTS (93.6%) (Cost $826,285,993)		936,595,788

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.4%)		(3,932,401)

OTHER ASSETS, LESS LIABILITIES (6.8%)		67,448,007

NET ASSETS (100.0%)		$1,000,111,393

NUMBER OF SHARES		VALUE

COMMON STOCKS SOLD SHORT (-11.5%) #

	Consumer Discretionary (-1.1%)
(3,600)	Booking Holdings, Inc.	(10,694,880)

	Consumer Staples (-2.6%)
(28,500)	Costco Wholesale Corp.	(15,979,095)
(64,500)	Walmart, Inc.	(10,310,970)

		(26,290,065)

	Financials (-2.1%)
(464,000)	Wells Fargo & Company	(21,418,240)

	Information Technology (-5.7%)
(123,500)	Apple, Inc.	(24,261,575)
(21,000)	KLA Corp.	(10,792,950)
(30,000)	Lam Research Corp.	(21,554,700)

		(56,609,225)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $94,020,001)	(115,012,410)

EXCHANGE-TRADED FUNDS SOLD SHORT (-29.0%) #

	Other (-29.0%)
(357,000)	VanEck Semiconductor ETF	(57,341,340)
(553,600)	Vanguard S&P 500 ETF	(232,888,448)

		VALUE

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $272,383,326)	$(290,229,788)

TOTAL SECURITIES SOLD SHORT (Proceeds $366,403,327)		(405,242,198)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-1.3%) #

	Consumer Discretionary (-0.2%)
	Amazon.com, Inc.
1,550 20,720,400	Call, 09/15/23, Strike $157.50	(168,175)
3,100 41,440,800	Put, 09/15/23, Strike $110.00	(220,100)
	Booking Holdings, Inc.
36 10,694,880	Call, 08/04/23, Strike $3,170.00	(62,280)
36 10,694,880	Call, 08/18/23, Strike $3,200.00	(89,280)
36 10,694,880	Put, 08/18/23, Strike $2,830.00	(146,520)
	Caesars Entertainment, Inc.
4,065 23,991,630	Call, 08/04/23, Strike $64.00	(156,502)
4,065 23,991,630	Call, 08/18/23, Strike $65.00	(315,038)
780 20,859,540	Tesla, Inc. Call, 08/18/23, Strike $290.00	(243,750)

		(1,401,645)

	Financials (-0.1%)
2,125 27,061,875	PNC Financial Services Group, Inc. Call, 08/18/23, Strike $135.00	(903,125)
	Visa, Inc.
210 4,992,330	Call, 09/15/23, Strike $240.00	(97,125)
1,290 30,667,170	Put, 09/15/23, Strike $215.00	(86,430)
4,640 21,418,240	Wells Fargo & Company Put, 08/04/23, Strike $46.00	(243,600)

		(1,330,280)

	Health Care (0.0%)
1,000 10,665,000	Merck & Company, Inc. Put, 09/15/23, Strike $100.00	(114,000)

	Industrials (0.0%)
5,250 8,793,750	American Airlines Group, Inc. Call, 08/18/23, Strike $17.00	(204,750)

	Information Technology (-0.1%)
8,015 28,669,655	Intel Corp. Call, 09/15/23, Strike $40.00	(320,600)
1,090 10,239,460	Microchip Technology, Inc. Call, 08/18/23, Strike $90.00	(626,750)
420 11,433,660	Microsoft Corp. Call, 08/04/23, Strike $375.00	(1,050)
	salesforce, Inc.

See accompanying Notes to Schedule of Investments

2

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
495 11,137,995	Call, 08/18/23, Strike $240.00	$(49,500)
700 15,750,700	Call, 08/18/23, Strike $230.00	(225,750)
1,200 21,325,200	Snowflake, Inc. Put, 08/18/23, Strike $145.00	(46,800)

		(1,270,450)

	Materials (0.0%)
	Linde, PLC
250 9,766,750	Call, 09/15/23, Strike $400.00	(156,250)
500 19,533,500	Put, 09/15/23, Strike $355.00	(80,000)

		(236,250)

	Other (-0.9%)
	Industrial Select Sector SPDR
9,450 104,346,900	Call, 09/15/23, Strike $110.00	(2,603,475)
18,900 208,693,800	Put, 08/18/23, Strike $103.00	(236,250)
	iShares 20+ Year Treasury Bond ETF
5,100 51,025,500	Call, 10/20/23, Strike $109.00	(193,800)
9,300 93,046,500	Call, 09/01/23, Strike $104.00	(306,900)
10,200 102,051,000	Put, 10/20/23, Strike $90.00	(316,200)
	SPDR S&P 500 ETF Trust
2,235 102,316,065	Call, 08/25/23, Strike $470.00	(326,310)
2,235 102,316,065	Put, 08/25/23, Strike $430.00	(137,453)
8,880 406,517,520	Put, 09/29/23, Strike $420.00	(1,567,320)
10,000 48,690,000	SPDR S&P Regional Banking ETF Call, 08/18/23, Strike $47.00	(2,340,000)
	Vanguard S&P 500 ETF
2,450 103,066,600	Call, 08/18/23, Strike $425.00	(612,500)
2,450 103,066,600	Put, 08/18/23, Strike $375.00	(91,875)

		(8,732,083)

	TOTAL WRITTEN OPTIONS (Premium $11,409,948)	(13,289,458)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~

Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $544,126,650.

^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2023.
***	The rate disclosed is the 7 day net yield as of July 31, 2023.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (88.2%)

	Communication Services (7.2%)
	Liberty Media Corp.*
12,500,000	0.500%, 12/01/50	$13,651,875
11,250,000	2.250%, 08/15/27^	11,877,750
9,750,000	3.750%, 03/15/28	10,624,087
7,750,000	Match Group Financeco 3, Inc.*^ 2.000%, 01/15/30	7,249,893
8,500,000	Perficient, Inc. 0.125%, 11/15/26	6,780,110
20,500,000	Snap, Inc.^ 0.000%, 05/01/27	15,396,525
4,000,000	Zillow Group, Inc. 1.375%, 09/01/26	5,292,160

		70,872,400

	Consumer Discretionary (18.0%)
4,750,000	Airbnb, Inc. 0.000%, 03/15/26	4,275,048
6,750,000	Booking Holdings, Inc. 0.750%, 05/01/25	10,909,688
5,000,000	Carnival Corp.* 5.750%, 12/01/27	8,319,850
15,500,000	DISH Network Corp. 0.000%, 12/15/25	9,465,850
10,750,000	DraftKings Holdings, Inc. 0.000%, 03/15/28	8,306,633
16,750,000	Etsy, Inc. 0.125%, 09/01/27	14,750,552
20,250,000	Ford Motor Company 0.000%, 03/15/26	20,731,747
9,500,000	Liberty Broadband Corp.* 3.125%, 03/31/53	9,709,000
2,695,000	Lucid Group, Inc.* 1.250%, 12/15/26	1,807,294
11,500,000	Marriott Vacations Worldwide Corp.*^ 3.250%, 12/15/27	11,110,380
9,250,000	Rivian Automotive, Inc.* 4.625%, 03/15/29	14,892,592
5,250,000	Royal Caribbean Cruises, Ltd.* 6.000%, 08/15/25	12,060,457
7,750,000	Shake Shack, Inc. 0.000%, 03/01/28	6,228,210
17,750,000	Vail Resorts, Inc.^ 0.000%, 01/01/26	15,747,800
15,500,000	Wayfair, Inc.* 3.250%, 09/15/27	22,251,955
4,750,000	Wynn Macau, Ltd.* 4.500%, 03/07/29	5,261,338

		175,828,394

	Consumer Staples (0.6%)
5,750,000	Post Holdings, Inc.* 2.500%, 08/15/27	5,733,555

	Energy (3.1%)
3,000,000	EQT Corp.~ 1.750%, 05/01/26	8,659,680
5,410,000	Nabors Industries, Inc.* 1.750%, 06/15/29	4,724,445
5,000,000	Northern Oil And Gas, Inc.*^ 3.625%, 04/15/29	6,107,250

PRINCIPAL AMOUNT		VALUE
4,750,000	Pioneer Natural Resources Company 0.250%, 05/15/25	$11,389,977

		30,881,352

	Financials (1.2%)
10,250,000	Morgan Stanley Finance, LLC 1.000%, 11/23/27	11,493,325

	Health Care (19.4%)
5,500,000	Alnylam Pharmaceuticals, Inc.*^ 1.000%, 09/15/27	5,370,420
7,750,000	Alphatec Holdings, Inc. 0.750%, 08/01/26	8,926,838
6,969,000	BioMarin Pharmaceutical, Inc.^ 0.599%, 08/01/24	6,812,058
6,000,000	CONMED Corp.^ 2.250%, 06/15/27	6,304,740
7,000,000	CryoPort, Inc.* 0.750%, 12/01/26	5,565,140
	Dexcom, Inc.
25,750,000	0.250%, 11/15/25	27,112,947
9,250,000	0.375%, 05/15/28*	9,356,653
2,772,000	Envista Holdings Corp. 2.375%, 06/01/25	4,708,769
10,750,000	Exact Sciences Corp. 0.375%, 03/01/28	11,151,082
8,250,000	Halozyme Therapeutics, Inc.* 1.000%, 08/15/28	8,271,615
5,500,000	Insmed, Inc. 0.750%, 06/01/28	4,766,740
5,750,000	Insulet Corp.^ 0.375%, 09/01/26	7,641,405
10,375,000	Integer Holdings Corp.*^ 2.125%, 02/15/28	12,710,516
4,750,000	Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	4,449,610
5,500,000	Ionis Pharmaceuticals, Inc. 0.000%, 04/01/26	5,193,705
12,250,000	Jazz Investments I, Ltd.^ 2.000%, 06/15/26	12,731,057
4,359,000	Lantheus Holdings, Inc.*^ 2.625%, 12/15/27	5,790,147
10,000,000	NeoGenomics, Inc. 0.250%, 01/15/28	7,411,000
5,000,000	NextGen Healthcare, Inc.* 3.750%, 11/15/27	4,933,650
5,600,000	NuVasive, Inc. 0.375%, 03/15/25	5,113,920
5,000,000	Pacira BioSciences, Inc. 0.750%, 08/01/25	4,617,900
2,800,000	Repligen Corp. 0.375%, 07/15/24	4,313,456
4,250,000	Sarepta Therapeutics, Inc.*^ 1.250%, 09/15/27	4,528,035
6,500,000	Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	6,062,875
4,670,000	TransMedics Group, Inc.*^ 1.500%, 06/01/28	5,696,326

		189,540,604

	Industrials (4.3%)
5,000,000	Axon Enterprise, Inc.*^ 0.500%, 12/15/27	5,165,800

See accompanying Notes to Schedule of Investments

1

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
7,500,000	John Bean Technologies Corp. 0.250%, 05/15/26	$7,191,525
5,500,000	Middleby Corp. 1.000%, 09/01/25	6,935,940
6,250,000	Parsons Corp. 0.250%, 08/15/25	7,318,437
8,000,000	Southwest Airlines Company^ 1.250%, 05/01/25	8,829,440
6,750,000	Uber Technologies, Inc.^ 0.000%, 12/15/25	6,465,623

		41,906,765

	Information Technology (29.4%)
9,500,000	Akamai Technologies, Inc. 0.125%, 05/01/25	10,388,820
11,500,000	Bentley Systems, Inc. 0.125%, 01/15/26	11,759,095
15,750,000	BILL Holdings, Inc. 0.000%, 12/01/25	16,941,015
8,500,000	Camtek Ltd.* 0.000%, 12/01/26	8,680,710
8,000,000	Confluent, Inc. 0.000%, 01/15/27	6,684,160
8,750,000	CyberArk Software, Ltd.^ 0.000%, 11/15/24	10,279,762
7,250,000	Datadog, Inc. 0.125%, 06/15/25	9,987,963
8,500,000	DigitalOcean Holdings, Inc. 0.000%, 12/01/26	6,783,765
11,847,000	Enphase Energy, Inc.^ 0.000%, 03/01/26	10,913,575
17,750,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	20,549,885
2,500,000	MongoDB, Inc. 0.250%, 01/15/26	5,099,800
	NCL Corp. Ltd.
5,250,000	2.500%, 02/15/27	5,049,135
3,500,000	5.375%, 08/01/25	4,879,525
4,750,000	Okta, Inc. 0.375%, 06/15/26	4,106,565
19,250,000	ON Semiconductor Corp.* 0.500%, 03/01/29	23,584,522
6,250,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	15,762,250
11,500,000	Repay Holdings Corp.* 0.000%, 02/01/26	9,504,750
21,750,000	Shift4 Payments, Inc. 0.000%, 12/15/25	23,659,215
4,200,000	SK Hynix, Inc. 1.750%, 04/11/30	5,522,160
20,000,000	Splunk, Inc. 1.125%, 06/15/27	17,270,000
13,750,000	Tyler Technologies, Inc.^ 0.250%, 03/15/26	13,820,950
17,000,000	Unity Software, Inc. 0.000%, 11/15/26	13,642,500
7,500,000	Wix.com, Ltd. 0.000%, 08/15/25	6,679,425
	Wolfspeed, Inc.
10,250,000	1.875%, 12/01/29*	8,888,083
6,704,000	0.250%, 02/15/28^	5,604,142
9,500,000	Zscaler, Inc. 0.125%, 07/01/25	11,690,700

		287,732,472

PRINCIPAL AMOUNT		VALUE

	Materials (2.6%)
2,125,000	ATI, Inc.~ 3.500%, 06/15/25	$6,618,844
4,500,000	Ivanhoe Mines, Ltd.* 2.500%, 04/15/26	6,863,490
6,655,000	Lithium Americas Corp. 1.750%, 01/15/27	5,136,995
8,241,000	MP Materials Corp.* 0.250%, 04/01/26	7,490,162

		26,109,491

	Real Estate (0.5%)
5,250,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	4,585,035

	Utilities (1.9%)
4,750,000	CMS Energy Corp.* 3.375%, 05/01/28	4,736,558
9,500,000	PPL Capital Funding, Inc.* 2.875%, 03/15/28	9,177,475
4,750,000	Southern Company*^ 3.875%, 12/15/25	4,770,662

		18,684,695

	TOTAL CONVERTIBLE BONDS (Cost $824,620,214)	863,368,088

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (6.8%)

	Financials (2.1%)
10,300	Bank of America Corp.~‡‡ 7.250%, 12/31/49	12,545,400
107,870	KKR & Company, Inc.^ 6.000%, 09/15/23	7,535,798

		20,081,198

	Industrials (0.6%)
86,940	Chart Industries, Inc. 6.750%, 12/15/25	6,276,199

	Utilities (4.1%)
163,090	AES Corp.~ 6.875%, 02/15/24	13,958,873
	NextEra Energy, Inc.
353,990	6.219%, 09/01/23^	17,522,505
187,200	6.926%, 09/01/25~	8,560,656

		40,042,034

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $65,166,312)	66,399,431

COMMON STOCK (0.6%)

	Consumer Discretionary (0.6%)
185,345	DraftKings, Inc. - Class A# (Cost $4,727,780)	5,890,264

See accompanying Notes to Schedule of Investments

2

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. GOVERNMENT AND AGENCY SECURITY (0.9%)

	Other (0.0%)
9,250,000	U.S. Treasury Bill 0.000%, 11/24/23 (Cost $9,096,938)	$9,095,239

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.2%) #

	Consumer Discretionary (0.1%)
670 8,956,560	Amazon.com, Inc. Call, 01/19/24, Strike $127.50	1,165,800

	Information Technology (0.1%)
300 7,498,800	Palo Alto Networks, Inc. Call, 01/19/24, Strike $250.00	810,000

	TOTAL PURCHASED OPTIONS (Cost $1,704,930)	1,975,800

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (7.1%)
69,180,845	State Street Navigator Securities Lending Government Money Market Portfolio, 5.269%†*** (Cost $69,180,845)	69,180,845

TOTAL INVESTMENTS (103.8%) (Cost $974,497,019)		1,015,909,667

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-7.1%)		(69,180,845)

OTHER ASSETS, LESS LIABILITIES (3.3%)		31,806,794

NET ASSETS (100.0%)		$978,535,616

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	South Korean Won	10/19/23	312,811,000	$246,509	$2,545

					$2,545

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Canadian Dollar	10/19/23	481,000	$365,147	$(805)
State Street Bank and Trust	Hong Kong Dollar	10/19/23	31,156,000	3,997,821	(8,026)
State Street Bank and Trust	South Korean Won	10/19/23	5,753,960,000	4,534,386	28,085
Bank of New York	Canadian Dollar	10/19/23	6,513,000	4,944,294	22,559

					$41,813

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $26,554,402.
‡‡	Perpetual maturity.
#	Non-income producing security.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2023.
***	The rate disclosed is the 7 day net yield as of July 31, 2023.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (91.2%)

		Communication Services (6.5%)
1,100,000	EUR	America Movil, BV 0.000%, 03/02/24	$1,293,289
863,000		Bharti Airtel, Ltd.* 1.500%, 02/17/25	1,266,142
50,000,000	JPY	CyberAgent, Inc. 0.000%, 02/19/25	350,810
3,546,000		Sea, Ltd.^ 0.250%, 09/15/26	2,857,509
1,400,000		Snap, Inc. 0.000%, 05/01/27	1,051,470
1,000,000		Xiaomi Best Time International, Ltd. 0.000%, 12/17/27	849,810
808,000		Zillow Group, Inc. 1.375%, 09/01/26	1,069,016

			8,738,046

		Consumer Discretionary (20.6%)
607,000		Booking Holdings, Inc. 0.750%, 05/01/25	981,064
1,189,000		DISH Network Corp. 0.000%, 12/15/25	726,122
2,719,000		DraftKings Holdings, Inc. 0.000%, 03/15/28	2,100,999
772,000		Etsy, Inc. 0.125%, 10/01/26	1,021,981
1,329,000		Farfetch, Ltd. 3.750%, 05/01/27	1,075,826
1,400,000	AUD	Flight Centre Travel Group, Ltd. 1.625%, 11/01/28	946,680
300,000	EUR	HelloFresh, SE 0.750%, 05/13/25	305,527
657,000		Liberty Broadband Corp.* 3.125%, 03/31/53	671,454
1,330,000		Lucid Group, Inc.* 1.250%, 12/15/26	891,911
1,458,000		MakeMyTrip, Ltd. 0.000%, 02/15/28	1,434,978
703,000		Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	666,268
2,300,000		Meituan 0.000%, 04/27/28	1,914,934
		Ocado Group, PLC
900,000	GBP	0.750%, 01/18/27	883,205
800,000	GBP	0.875%, 12/09/25	909,289
1,197,000		PDD Holdings, Inc. 0.000%, 12/01/25	1,170,798
645,000		Rivian Automotive, Inc.* 4.625%, 03/15/29	1,038,456
889,000		Royal Caribbean Cruises, Ltd.* 6.000%, 08/15/25	2,042,238
700,000	EUR	Shop Apotheke Europe, NV 0.000%, 01/21/28	664,070
980,000		Stride, Inc. 1.125%, 09/01/27	956,313
91,000		Tesla, Inc. 2.000%, 05/15/24	1,179,830
2,043,000		Vroom, Inc. 0.750%, 07/01/26	1,057,334

PRINCIPAL AMOUNT			VALUE
		Wayfair, Inc.
1,398,000		3.500%, 11/15/28*	$2,608,542
977,000		1.000%, 08/15/26	849,492
1,283,000		Wynn Macau, Ltd.* 4.500%, 03/07/29	1,421,115

			27,518,426

		Consumer Staples (0.8%)
1,000,000	EUR	Fomento Economico Mexicano SAB de CV 2.625%, 02/24/26	1,099,105

		Energy (3.0%)
670,000		Nabors Industries, Inc.* 1.750%, 06/15/29	585,098
1,341,000		Northern Oil & Gas, Inc.* 3.625%, 04/15/29	1,637,964
747,000		Pioneer Natural Resources Company 0.250%, 05/15/25	1,791,224

			4,014,286

		Financials (5.0%)
1,312,000		Coinbase Global, Inc. 0.500%, 06/01/26	1,003,312
1,400,000	EUR	Corestate Capital Holding, SA& 1.375%, 07/31/23	235,898
1,000,000	GBP	Cornwall Jersey, Ltd. 0.750%, 04/16/26	858,214
600,000	EUR	JPMorgan Chase Bank NA 0.000%, 02/18/24	701,710
900,000	EUR	JPMorgan Chase Financial Company, LLC§ 0.000%, 01/14/25	1,028,707
1,299,000		Morgan Stanley Finance, LLC 1.000%, 11/23/27	1,456,569
1,300,000	EUR	Oliver Capital Sarl 0.000%, 12/29/23	1,451,777

			6,736,187

		Health Care (12.3%)
761,000		Alnylam Pharmaceuticals, Inc.* 1.000%, 09/15/27	743,071
725,000		BioMarin Pharmaceutical, Inc. 0.599%, 08/01/24	708,673
650,000		Coherus Biosciences, Inc. 1.500%, 04/15/26	411,671
841,000		CONMED Corp. 2.250%, 06/15/27	883,714
		Dexcom, Inc.
1,140,000		0.250%, 11/15/25	1,200,340
623,000		0.375%, 05/15/28*	630,183
		Halozyme Therapeutics, Inc.
785,000		1.000%, 08/15/28*	787,057
622,000		0.250%, 03/01/27	544,573
502,000		Innoviva, Inc. 2.500%, 08/15/25	507,130
732,000		Insmed, Inc. 0.750%, 06/01/28	634,410
658,000		Integer Holdings Corp.* 2.125%, 02/15/28	806,122
788,000		Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	738,167

See accompanying Notes to Schedule of Investments

1

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
753,000		Ionis Pharmaceuticals, Inc. 0.000%, 04/01/26	$711,065
1,295,000		Jazz Investments I, Ltd. 2.000%, 06/15/26	1,345,855
415,000		Lantheus Holdings, Inc.* 2.625%, 12/15/27	551,253
941,000		NeoGenomics, Inc. 0.250%, 01/15/28	697,375
600,000		Omnicell, Inc. 0.250%, 09/15/25	576,528
620,000		Pacira BioSciences, Inc. 0.750%, 08/01/25	572,620
759,000		Sarepta Therapeutics, Inc.* 1.250%, 09/15/27	808,654
130,000,000	JPY	Ship Healthcare Holdings, Inc. 0.000%, 12/13/23	913,842
910,000		Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	848,803
618,000		TransMedics Group, Inc.* 1.500%, 06/01/28	753,818

			16,374,924

		Industrials (5.7%)
600,000	EUR	Duerr, AG 0.750%, 01/15/26	680,177
981,000		John Bean Technologies Corp. 0.250%, 05/15/26	940,651
700,000		L&F Company Ltd. 2.500%, 04/26/30	625,695
652,000		Middleby Corp. 1.000%, 09/01/25	822,224
600,000	EUR	Prysmian S.p.A 0.000%, 02/02/26	684,742
651,100	EUR	Schneider Electric, SE 06/15/26	1,315,009
573,000		Southwest Airlines Company^ 1.250%, 05/01/25	632,409
600,000	EUR	SPIE, SA 2.000%, 01/17/28	676,721
1,674,000		Sunrun, Inc. 0.000%, 02/01/26	1,248,101

			7,625,729

		Information Technology (30.5%)
888,000		Affirm Holdings, Inc. 0.000%, 11/15/26	659,065
610,000		Akamai Technologies, Inc. 0.125%, 05/01/25	667,072
691,000		BILL Holdings, Inc. 0.000%, 04/01/27	570,559
873,000		Block, Inc. 0.125%, 03/01/25	866,138
920,000		Confluent, Inc. 0.000%, 01/15/27	768,678
973,000		CyberArk Software, Ltd. 0.000%, 11/15/24	1,143,110
496,000		Datadog, Inc. 0.125%, 06/15/25	683,314
2,203,000		DigitalOcean Holdings, Inc. 0.000%, 12/01/26	1,758,192
1,374,000		Dropbox, Inc. 0.000%, 03/01/28	1,325,663
1,777,000	CAD	Dye & Durham, Ltd.* 3.750%, 03/01/26	1,057,858
1,840,000		Fastly, Inc. 0.000%, 03/15/26	1,541,920

PRINCIPAL AMOUNT			VALUE
1,676,000		Five9, Inc. 0.500%, 06/01/25	$1,665,357
663,000		LivePerson, Inc. 0.000%, 12/15/26	485,694
1,161,000		Lumentum Holdings, Inc. 0.500%, 12/15/26	1,002,965
1,367,000		Microchip Technology, Inc.^ 0.125%, 11/15/24	1,582,631
2,264,000		MicroStrategy, Inc. 0.000%, 02/15/27	1,633,589
2,783,000		NCL Corp. Ltd. 1.125%, 02/15/27	2,611,790
		Nexi S.p.A
1,500,000	EUR	0.000%, 02/24/28	1,274,838
1,400,000	EUR	1.750%, 04/24/27	1,354,153
569,000		Nice, Ltd. 0.000%, 09/15/25	564,630
2,023,000		Okta, Inc. 0.125%, 09/01/25	1,843,034
		ON Semiconductor Corp.
1,301,000		0.500%, 03/01/29*	1,593,946
824,000		0.000%, 05/01/27	1,699,821
520,000		Palo Alto Networks, Inc. 0.375%, 06/01/25	1,311,419
729,000		Pegasystems, Inc. 0.750%, 03/01/25	670,447
190,000,000	JPY	SCREEN Holdings Company, Ltd. 0.000%, 06/11/25	1,760,864
929,000		Shift4 Payments, Inc. 0.000%, 12/15/25	1,010,548
600,000		SK Hynix, Inc. 1.750%, 04/11/30	788,880
708,200	EUR	SOITEC 0.000%, 10/01/25	1,573,264
1,080,000		Splunk, Inc. 1.125%, 09/15/25	1,082,160
796,000		Tyler Technologies, Inc.^ 0.250%, 03/15/26	800,107
992,000		Unity Software, Inc. 0.000%, 11/15/26	796,080
596,000		Workiva, Inc. 1.125%, 08/15/26	857,549
1,335,000		Xero Investments, Ltd. 0.000%, 12/02/25	1,206,306
490,000		Zscaler, Inc. 0.125%, 07/01/25	602,994

			40,814,635

		Materials (2.1%)
1,448,000		Amyris, Inc. 1.500%, 11/15/26	264,231
600,000		LG Chem, Ltd. 1.250%, 07/18/28	633,738
1,675,000		Lithium Americas Corp. 1.750%, 01/15/27	1,292,932
70,000,000	JPY	Nippon Steel Corp. 0.000%, 10/05/26	653,055

			2,843,956

		Real Estate (1.8%)
400,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	472,877
1,235,000		Redfin Corp. 0.000%, 10/15/25	1,021,135

See accompanying Notes to Schedule of Investments

2

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,000,000	Vingroup, JSC 3.000%, 04/20/26	$869,350

		2,363,362

	Utilities (2.9%)

1,282,000	American Water Capital Corp.* 3.625%, 06/15/26	1,305,268
624,000	CMS Energy Corp.* 3.375%, 05/01/28	622,234
1,307,000	PPL Capital Funding, Inc.* 2.875%, 03/15/28	1,262,628
651,000	Southern Company* 3.875%, 12/15/25	653,832

		3,843,962

	TOTAL CONVERTIBLE BONDS (Cost $127,332,964)	121,972,618

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (4.6%)

	Financials (3.7%)

1,687	Bank of America Corp.‡‡~ 7.250%, 01/01/00	2,054,766
14,328	KKR & Company, Inc.^ 6.000%, 09/15/23	1,000,954
1,580	Wells Fargo & Company - Class A‡ ‡‡ 7.500%, 01/01/00	1,862,804

		4,918,524

	Utilities (0.9%)

6,963	AES Corp.^ 6.875%, 02/15/24	595,963
15,361	NextEra Energy, Inc.^ 6.926%, 09/01/25	702,459

		1,298,422

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,352,772)	6,216,946

PRINCIPAL AMOUNT		VALUE

U.S. GOVERNMENT AND AGENCY SECURITY (0.7%)

	Other (0.7%)
1,016,000	U.S. Treasury Note 2.250%, 03/31/24 (Cost $1,014,328)	995,501

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.5%) #

	Consumer Discretionary (0.1%)
44 1,176,692	Tesla, Inc. Put, 09/01/23, Strike $280.00	88,330

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

		Energy (0.1%)

379 2,352,339	EUR	TotalEnergies, SE Call, 12/15/23, Strike 55.05	$134,314

		Other (0.3%)

82 37,629,472		S&P 500 Index Put, 12/29/23, Strike $4,200.00	423,530

			423,530

		TOTAL PURCHASED OPTIONS (Cost $715,565)	646,174

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (5.4%)
7,263,944		State Street Navigator Securities Lending Government Money Market Portfolio, 5.269%†*** (Cost $7,263,944)	7,263,944

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $7,263,944)	7,263,944

TOTAL INVESTMENTS (102.4%) (Cost $142,679,573)			137,095,183

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-5.4%)			(7,263,944)

OTHER ASSETS, LESS LIABILITIES (3.0%)			3,973,611

NET ASSETS (100.0%)			$133,804,850

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

WRITTEN OPTION (-0.1%) #

		Other (-0.1%)

82 37,629,472		S&P 500 Index Put, 12/29/23, Strike $3,500.00 (Premium $139,955)	(125,870)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

3

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

&	Illiquid security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡‡	Perpetual maturity.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $450,660.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2023.
***	The rate disclosed is the 7 day net yield as of July 31, 2023.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

4

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2023

	Value	% of Total Investments

US Dollar	$113,689,318	83.0%
European Monetary Unit	14,946,178	10.9%
Japanese Yen	3,678,571	2.7%
British Pound Sterling	2,650,708	1.9%
Canadian Dollar	1,057,858	0.8%
Australian Dollar	946,680	0.7%

Total Investments	$136,969,313	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

5

Calamos Timpani Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (98.7%)

	Communication Services (0.3%)
29,681	Perion Network, Ltd.#	$1,086,028

	Consumer Discretionary (7.3%)
16,446	Boot Barn Holdings, Inc.#	1,544,279
50,868	GEN Restaurant Group, Inc.#	1,013,799
20,991	Global-e Online, Ltd.#	945,645
85,951	Modine Manufacturing Company#	3,228,320
233,514	On Holding, AG - Class A#	8,406,504
104,318	Sportradar Holding, AG - Class A#	1,536,604
13,595	TopBuild Corp.#	3,724,078
16,596	Wingstop, Inc.	2,797,754

		23,196,983

	Consumer Staples (6.3%)
99,936	Celsius Holdings, Inc.#	14,460,739
38,084	elf Beauty, Inc.#	4,445,164
39,164	Vita Coco Company, Inc.#	1,034,713

		19,940,616

	Energy (1.4%)
15,426	Matador Resources Company	858,149
19,897	Noble Corp., PLC#	1,040,016
28,570	Weatherford International, PLC#	2,374,167

		4,272,332

	Financials (3.9%)
50,658	Flywire Corp.#	1,729,464
32,344	International Money Express, Inc.#	783,695
6,722	Kinsale Capital Group, Inc.	2,504,819
202,063	Remitly Global, Inc.#	3,895,774
139,430	Skyward Specialty Insurance Group, Inc.#	3,303,097

		12,216,849

	Health Care (28.9%)
159,598	ADMA Biologics, Inc.#	662,332
544,787	Alphatec Holdings, Inc.#	9,626,386
197,531	Assertio Holdings, Inc.#	1,123,951
346,895	Avita Medical, Inc.#	7,024,624
12,605	Axsome Therapeutics, Inc.#	989,114
135,979	Biote Corp. - Class A#	927,377
200,172	Harrow Health, Inc.#	4,419,798
30,401	Inspire Medical Systems, Inc.#	8,749,712
91,833	iRadimed Corp.	4,034,224
38,444	Krystal Biotech, Inc.#	4,963,120
22,658	Merit Medical Systems, Inc.#	1,691,873
19,627	Natera, Inc.#	887,533
8,223	Penumbra, Inc.#	2,494,529
158,217	RadNet, Inc.#	5,233,818
232,644	RxSight, Inc.#	7,763,330
46,637	Schrodinger, Inc.#	2,439,582
260,614	Tactile Systems Technology, Inc.#	5,970,667
231,534	Tela Bio, Inc.#	2,266,718
92,103	TransMedics Group, Inc.#	8,582,158
179,375	Treace Medical Concepts, Inc.#	4,087,956
37,363	UFP Technologies, Inc.#	7,273,268

		91,212,070

NUMBER OF SHARES		VALUE

	Industrials (23.9%)
24,849	AAON, Inc.	$2,615,606
14,195	Applied Industrial Technologies, Inc.	2,058,133
5,132	Axon Enterprise, Inc.#	954,193
167,190	AZEK Company, Inc. - Class A#	5,216,328
62,139	CBIZ, Inc.#	3,286,532
191,379	CECO Environmental Corp.#	2,304,203
13,865	Clean Harbors, Inc.#	2,305,195
22,868	Construction Partners, Inc. - Class A#	672,319
14,345	EnerSys	1,553,850
77,788	FTAI Aviation, Ltd.	2,505,552
17,856	Gibraltar Industries, Inc.#	1,154,748
60,532	GXO Logistics, Inc.#	4,059,881
41,415	Hexcel Corp.	2,927,212
211,336	Innodata, Inc.#	2,711,441
17,556	MYR Group, Inc.#	2,502,783
12,274	Saia, Inc.#	5,193,620
10,954	SiteOne Landscape Supply, Inc.#	1,862,180
136,939	Sterling Infrastructure, Inc.#	8,214,971
62,423	Symbotic, Inc.#	3,966,357
244,918	Tecnoglass, Inc.	11,530,739
257,403	Vertiv Holdings Company - Class A	6,695,052
18,006	VSE Corp.	967,823

		75,258,718

	Information Technology (25.6%)
30,341	Altair Engineering, Inc. - Class A#	2,273,755
100,326	Applied Digital Corp.#	961,123
321,686	Arteris, Inc.#	2,441,597
22,508	Axcelis Technologies, Inc.#	4,512,404
145,386	Bel Fuse, Inc. - Class B	7,799,959
56,120	Blackbaud, Inc.#	4,234,254
16,656	Climb Global Solutions, Inc.	805,817
240,747	Credo Technology Group Holding, Ltd.#	4,085,477
616,002	Evolv Technologies Holdings, Inc.#	4,053,293
195,851	Extreme Networks, Inc.#	5,207,678
375,585	Harmonic, Inc.#	5,603,728
255,452	indie Semiconductor, Inc. - Class A#	2,421,685
129,647	Intapp, Inc.#	5,323,306
95,254	Napco Security Technologies, Inc.	3,570,120
145,643	Navitas Semiconductor Corp. - Class A#	1,540,903
68,155	Pegasystems, Inc.	3,595,176
9,994	SiTime Corp.#	1,289,326
213,047	SMART Global Holdings, Inc.#	5,667,050
13,685	SPS Commerce, Inc.#	2,468,637
32,772	Super Micro Computer, Inc.#	10,823,608
109,870	Viavi Solutions, Inc.#	1,194,287
111,850	Zeta Global Holdings Corp. - Class A#	1,031,257

		80,904,440

	Materials (1.1%)
20,287	ATI, Inc.#	967,284

See accompanying Notes to Schedule of Investments

1

Calamos Timpani Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
68,155	Summit Materials, Inc. - Class A#	$2,465,848

		3,433,132

	TOTAL COMMON STOCKS (Cost $230,259,706)	311,521,168

TOTAL INVESTMENTS (98.7%) (Cost $230,259,706)		311,521,168

OTHER ASSETS, LESS LIABILITIES (1.3%)		4,000,749

NET ASSETS (100.0%)		$315,521,917

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

See accompanying Notes to Schedule of Investments

2

Calamos Timpani SMID Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (99.0%)

	Communication Services (1.0%)
1,190	Perion Network, Ltd.#	$43,542
1,461	World Wrestling Entertainment, Inc. - Class A	153,405

		196,947

	Consumer Discretionary (13.5%)
1,298	Churchill Downs, Inc.	150,373
549	Deckers Outdoor Corp.#	298,486
10,910	DraftKings, Inc. - Class A#	346,720
312	Five Below, Inc.#	65,002
1,390	Floor & Decor Holdings, Inc. - Class A#	159,642
3,031	GEN Restaurant Group, Inc.#	60,408
1,266	Global-e Online, Ltd.#	57,033
3,890	Modine Manufacturing Company#	146,108
19,354	On Holding, AG - Class A#	696,744
4,391	Sportradar Holding, AG - Class A#	64,679
1,058	TopBuild Corp.#	289,818
791	Wingstop, Inc.	133,347
923	Wynn Resorts, Ltd.	100,589

		2,568,949

	Consumer Staples (5.7%)
5,663	Celsius Holdings, Inc.#	819,436
1,839	elf Beauty, Inc.#	214,648
1,578	Vita Coco Company, Inc.#	41,691

		1,075,775

	Energy (0.8%)
552	Matador Resources Company	30,708
797	Noble Corp., PLC#	41,659
1,060	Weatherford International, PLC#	88,086

		160,453

	Financials (3.2%)
2,135	Flywire Corp.#	72,889
418	Kinsale Capital Group, Inc.	155,759
10,198	Remitly Global, Inc.#	196,618
7,664	Skyward Specialty Insurance Group, Inc.#	181,560

		606,826

	Health Care (18.4%)
18,431	Alphatec Holdings, Inc.#	325,676
7,939	Avita Medical, Inc.#	160,765
511	Axsome Therapeutics, Inc.#	40,098
1,655	Inspire Medical Systems, Inc.#	476,325
178	Karuna Therapeutics, Inc.#	35,559
2,167	Krystal Biotech, Inc.#	279,760
1,135	Merit Medical Systems, Inc.#	84,750
1,985	Natera, Inc.#	89,762
802	Penumbra, Inc.#	243,295
8,679	RadNet, Inc.#	287,101
8,681	RxSight, Inc.#	289,685
2,232	Schrodinger, Inc.#	116,756
1,612	Stevanato Group S.p.A	50,343
5,178	TransMedics Group, Inc.#	482,486
8,472	Treace Medical Concepts, Inc.#	193,077
1,784	UFP Technologies, Inc.#	347,282

		3,502,720

NUMBER OF SHARES		VALUE

	Industrials (26.3%)
1,109	AAON, Inc.	$116,733
562	Applied Industrial Technologies, Inc.	81,484
927	Axon Enterprise, Inc.#	172,357
10,047	AZEK Company, Inc. - Class A#	313,466
2,995	CBIZ, Inc.#	158,406
8,659	CECO Environmental Corp.#	104,254
2,404	Clean Harbors, Inc.#	399,689
1,099	Construction Partners, Inc. - Class A#	32,311
511	EnerSys	55,352
3,559	FTAI Aviation, Ltd.	114,635
450	Gibraltar Industries, Inc.#	29,101
4,805	GXO Logistics, Inc.#	322,271
2,988	Hexcel Corp.	211,192
2,459	Quanta Services, Inc.	495,784
955	Saia, Inc.#	404,099
882	SiteOne Landscape Supply, Inc.#	149,940
7,800	Sterling Infrastructure, Inc.#	467,922
3,751	Symbotic, Inc.#	238,339
13,560	Tecnoglass, Inc.	638,405
16,998	Vertiv Holdings Company - Class A	442,118
1,032	WillScot Mobile Mini Holdings Corp.#	49,484

		4,997,342

	Information Technology (29.1%)
1,201	Altair Engineering, Inc. - Class A#	90,003
4,881	Applied Digital Corp.#	46,760
1,133	Axcelis Technologies, Inc.#	227,144
2,989	Blackbaud, Inc.#	225,520
1,502	Confluent, Inc. - Class A#	51,879
10,772	Credo Technology Group Holding, Ltd.#	182,801
7,775	Dynatrace, Inc.#	425,215
24,684	Evolv Technologies Holdings, Inc.#	162,421
10,694	Extreme Networks, Inc.#	284,353
307	Fair Isaac Corp.#	257,257
20,175	Harmonic, Inc.#	301,011
404	HubSpot, Inc.#	234,542
13,147	indie Semiconductor, Inc. - Class A#	124,633
6,329	Intapp, Inc.#	259,869
1,289	Lattice Semiconductor Corp.#	117,222
703	Manhattan Associates, Inc.#	134,006
1,146	Monday.com, Ltd.#	207,174
489	MongoDB, Inc. - Class A#	207,042
302	Monolithic Power Systems, Inc.	168,966
5,192	Napco Security Technologies, Inc.	194,596
8,698	Navitas Semiconductor Corp. - Class A#	92,025
4,488	Pegasystems, Inc.	236,742
6,944	Samsara Inc. - Class A#	194,015
11,267	SMART Global Holdings, Inc.#	299,702
608	SPS Commerce, Inc.#	109,677
1,633	Super Micro Computer, Inc.#	539,331
184	Tyler Technologies, Inc.#	72,980
4,949	Viavi Solutions, Inc.#	53,796
4,480	Zeta Global Holdings Corp. - Class A#	41,306

		5,541,988

See accompanying Notes to Schedule of Investments

1

Calamos Timpani SMID Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Materials (1.0%)
1,021	ATI, Inc.#	$48,681
4,105	Summit Materials, Inc. - Class A#	148,519

		197,200

	TOTAL COMMON STOCKS (Cost $14,625,104)	18,848,200

TOTAL INVESTMENTS (99.0%) (Cost $14,625,104)		18,848,200

OTHER ASSETS, LESS LIABILITIES (1.0%)		192,469

NET ASSETS (100.0%)		$19,040,669

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

See accompanying Notes to Schedule of Investments

2

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (97.1%)

	Communication Services (11.3%)
744,000	Alphabet, Inc. - Class A#~	$98,743,680
83,075	Meta Platforms, Inc. - Class A#	26,467,695
33,700	Netflix, Inc.#	14,793,289
6,518	Perion Network, Ltd.#	238,494
70,059	T-Mobile U.S., Inc.#	9,652,028
1,619	Trade Desk, Inc. - Class A#	147,750
8,005	World Wrestling Entertainment, Inc. - Class A	840,525

		150,883,461

	Consumer Discretionary (15.1%)
634,340	Amazon.com, Inc.#	84,798,571
5,418	Chipotle Mexican Grill, Inc. - Class A#~	10,631,633
7,113	Churchill Downs, Inc.	824,041
3,009	Deckers Outdoor Corp.#	1,635,963
59,769	DraftKings, Inc. - Class A#	1,899,459
1,711	Five Below, Inc.#	356,470
7,614	Floor & Decor Holdings, Inc. - Class A#^	874,468
16,607	GEN Restaurant Group, Inc.#	330,978
6,936	Global-e Online, Ltd.#	312,467
173,000	Las Vegas Sands Corp.#	10,347,130
62,557	Lowe’s Companies, Inc.	14,655,228
33,200	Lululemon Athletica, Inc.#	12,567,196
129,000	MGM Resorts International	6,549,330
21,309	Modine Manufacturing Company#	800,366
163,500	NIKE, Inc. - Class B	18,048,765
106,028	On Holding, AG - Class A#^	3,817,008
24,057	Sportradar Holding, AG - Class A#^	354,360
111,500	Tesla, Inc.#	29,818,445
5,795	TopBuild Corp.#	1,587,424
4,335	Wingstop, Inc.	730,794
5,059	Wynn Resorts, Ltd.	551,330

		201,491,426

	Consumer Staples (3.2%)
31,023	Celsius Holdings, Inc.#^	4,489,028
46,100	Constellation Brands, Inc. - Class A	12,576,080
86,200	Dollar Tree, Inc.#	13,303,246
10,072	elf Beauty, Inc.#	1,175,604
8,647	Vita Coco Company, Inc.#	228,454
70,500	Walmart, Inc.	11,270,130

		43,042,542

	Energy (0.9%)
35,000	Chevron Corp.	5,728,100
38,333	Hess Corp.	5,816,266
3,022	Matador Resources Company	168,114
4,368	Noble Corp., PLC#^	228,315
5,805	Weatherford International, PLC#	482,396

		12,423,191

	Financials (7.7%)
66,950	American Express Company~	11,306,516
79,000	Blackstone, Inc.	8,278,410
11,695	Flywire Corp.#	399,267
21,470	Goldman Sachs Group, Inc.	7,640,529

NUMBER OF SHARES		VALUE
2,291	Kinsale Capital Group, Inc.	$853,695
68,000	Marsh & McLennan Cos., Inc.	12,812,560
24,100	Mastercard, Inc. - Class A	9,502,148
55,867	Remitly Global, Inc.#	1,077,116
15,300	S&P Global, Inc.	6,036,003
41,985	Skyward Specialty Insurance Group, Inc.#	994,625
155,000	Visa, Inc. - Class A	36,848,150
169,000	Wells Fargo & Company~	7,801,040

		103,550,059

	Health Care (11.3%)
100,969	Alphatec Holdings, Inc.#^	1,784,122
43,491	Avita Medical, Inc.#^	880,693
2,798	Axsome Therapeutics, Inc.#^	219,559
202,000	Boston Scientific Corp.#	10,473,700
133,500	Dexcom, Inc.#	16,628,760
50,000	Eli Lilly & Company	22,727,500
18,700	Humana, Inc.	8,542,721
9,068	Inspire Medical Systems, Inc.#	2,609,861
54,400	IQVIA Holdings, Inc.#	12,172,544
974	Karuna Therapeutics, Inc.#	194,576
11,872	Krystal Biotech, Inc.#^	1,532,675
63,400	Merck & Company, Inc.	6,761,610
6,216	Merit Medical Systems, Inc.#	464,149
10,873	Natera, Inc.#	491,677
4,392	Penumbra, Inc.#	1,332,357
47,546	RadNet, Inc.#	1,572,822
47,556	RxSight, Inc.#	1,586,944
12,230	Schrodinger, Inc.#^	639,751
8,905	Stevanato Group S.p.A^	278,103
22,200	Thermo Fisher Scientific, Inc.	12,180,252
28,367	TransMedics Group, Inc.#	2,643,237
46,412	Treace Medical Concepts, Inc.#^	1,057,729
9,773	UFP Technologies, Inc.#	1,902,461
57,000	UnitedHealth Group, Inc.	28,863,090
69,900	Zoetis, Inc.	13,147,491

		150,688,384

	Industrials (8.1%)
6,078	AAON, Inc.	639,770
3,099	Applied Industrial Technologies, Inc.	449,324
5,080	Axon Enterprise, Inc.#	944,524
55,043	AZEK Company, Inc. - Class A#	1,717,342
16,405	CBIZ, Inc.#	867,660
47,438	CECO Environmental Corp.#	571,154
13,171	Clean Harbors, Inc.#	2,189,811
6,021	Construction Partners, Inc. - Class A#	177,017
354,000	CSX Corp.~	11,795,280
2,798	EnerSys	303,079
19,497	FTAI Aviation, Ltd.^	627,998
2,467	Gibraltar Industries, Inc.#	159,541
26,325	GXO Logistics, Inc.#^	1,765,618
16,369	Hexcel Corp.	1,156,961
54,000	Honeywell International, Inc.	10,483,020
38,000	L3Harris Technologies, Inc.	7,200,620
13,470	Quanta Services, Inc.	2,715,821
112,000	RTX Corp.	9,848,160
5,232	Saia, Inc.#	2,213,869
4,831	SiteOne Landscape Supply, Inc.#	821,270
42,732	Sterling Infrastructure, Inc.#	2,563,493
20,548	Symbotic, Inc.#^	1,305,620
74,283	Tecnoglass, Inc.	3,497,244

See accompanying Notes to Schedule of Investments

1

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
514,400	Uber Technologies, Inc.#~	$25,442,224
25,000	Union Pacific Corp.	5,800,500
200,000	United Airlines Holdings, Inc.#	10,862,000
93,122	Vertiv Holdings Company - Class A	2,422,103
5,691	WillScot Mobile Mini Holdings Corp.#	272,883

		108,813,906

	Information Technology (37.7%)
18,500	Adobe, Inc.#	10,104,145
68,200	Advanced Micro Devices, Inc.#	7,802,080
6,582	Altair Engineering, Inc. - Class A#^	493,255
7,999	Amdocs, Ltd.	749,026
3,765	Analog Devices, Inc.	751,231
563,520	Apple, Inc.	110,703,504
26,739	Applied Digital Corp.#	256,160
6,209	Axcelis Technologies, Inc.#	1,244,780
82,665	Bills Holdings, Inc.#^	10,361,231
16,375	Blackbaud, Inc.#	1,235,494
25,314	Broadcom, Inc.~	22,748,426
10,561	Ciena Corp.#	445,674
8,226	Confluent, Inc. - Class A#^	284,126
59,011	Credo Technology Group Holding, Ltd.#	1,001,417
3,845	Datadog, Inc. - Class A#	448,788
15,570	DoubleVerify Holdings, Inc.#^	655,497
44,663	Dynatrace, Inc.#	2,442,620
135,226	Evolv Technologies Holdings, Inc.#	889,787
58,584	Extreme Networks, Inc.#	1,557,749
1,680	Fair Isaac Corp.#	1,407,790
26,500	Flex, Ltd.#	725,040
110,527	Harmonic, Inc.#^	1,649,063
18,533	HashiCorp Inc. - Class A#	548,762
2,213	HubSpot, Inc.#	1,284,757
72,023	indie Semiconductor, Inc. - Class A#^	682,778
34,674	Intapp, Inc.#	1,423,714
27,635	Intuit, Inc.	14,140,830
7,061	Lattice Semiconductor Corp.#	642,127
3,849	Manhattan Associates, Inc.#	733,696
193,799	Micron Technology, Inc.	13,835,311
372,690	Microsoft Corp.~	125,194,025
6,280	Monday.com, Ltd.#	1,135,298
2,681	MongoDB, Inc. - Class A#^	1,135,135
1,655	Monolithic Power Systems, Inc.	925,956
28,446	Napco Security Technologies, Inc.^	1,066,156
47,650	Navitas Semiconductor Corp. - Class A#^	504,137
7,342	New Relic, Inc.#	616,581
147,980	NVIDIA Corp.~	69,149,574
1,210	Okta, Inc.#	93,001
182,252	Oracle Corp.	21,365,402
45,700	Palo Alto Networks, Inc.#	11,423,172
24,585	Pegasystems, Inc.	1,296,859
69,290	PTC, Inc.#	10,103,175
3,752	Qorvo, Inc.#	412,795
38,040	Samsara Inc. - Class A#^	1,062,838
31,000	ServiceNow, Inc.#	18,073,000
61,722	SMART Global Holdings, Inc.#^	1,641,805
38,600	Snowflake, Inc. - Class A#	6,859,606
3,331	SPS Commerce, Inc.#	600,879
8,946	Super Micro Computer, Inc.#	2,954,595

NUMBER OF SHARES		VALUE
171,000	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	$16,954,650
1,009	Tyler Technologies, Inc.#	400,200
27,112	Viavi Solutions, Inc.#	294,707
24,541	Zeta Global Holdings Corp. - Class A#^	226,268

		504,738,672

	Materials (1.8%)
5,593	ATI, Inc.#^	266,674
50,000	Celanese Corp. - Class A^	6,269,500
43,300	Linde, PLC	16,916,011
22,489	Summit Materials, Inc. - Class A#	813,652

		24,265,837

	TOTAL COMMON STOCKS (Cost $807,210,514)	1,299,897,478

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.0%) #

	Information Technology (0.0%)
300 3,432,000	Advanced Micro Devices, Inc. Call, 08/04/23, Strike $118.00	93,000

	Other (0.0%)
	Invesco QQQ Trust Series 1
3,200 122,777,600	Put, 08/04/23, Strike $377.50	276,800
2,500 95,920,000	Put, 08/11/23, Strike $370.00	210,000

		486,800

	TOTAL PURCHASED OPTIONS (Cost $2,505,344)	579,800

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.0%)
13,654,512	State Street Navigator Securities Lending Government Money Market Portfolio, 5.269%†*** (Cost $13,654,512)	13,654,512

TOTAL INVESTMENTS (98.1%) (Cost $823,370,370)		1,314,131,790

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.0%)		(13,654,512)

OTHER ASSETS, LESS LIABILITIES (2.9%)		38,459,844

NET ASSETS (100.0%)		$1,338,937,122

See accompanying Notes to Schedule of Investments

2

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (0.0%) #

	Information Technology (0.0%)
300 3,432,000	Advanced Micro Devices, Inc. Put, 08/04/23, Strike $112.00	$(96,000)

	Other (0.0%)
	Invesco QQQ Trust Series 1
2,500 95,920,000	Put, 08/11/23, Strike $350.00	(32,500)
3,200 122,777,600	Put, 08/04/23, Strike $352.50	(9,600)
		(42,100)

	TOTAL WRITTEN OPTIONS (Premium $459,418)	(138,100)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $36,687,906.
^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2023.
***	The rate disclosed is the 7 day net yield as of July 31, 2023.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (14.8%)

		Communication Services (1.2%)
		Liberty Media Corp.*
7,315,000		2.250%, 08/15/27^	$7,723,177
5,635,000		3.750%, 03/15/28	6,140,178
2,275,000		0.500%, 12/01/50	2,484,641
13,805,000		Live Nation Entertainment, Inc. 2.000%, 02/15/25	14,407,726

			30,755,722

		Consumer Discretionary (2.4%)
7,640,000		Booking Holdings, Inc.^ 0.750%, 05/01/25	12,348,150
4,760,000		DISH Network Corp. 3.375%, 08/15/26	2,680,404
9,310,000		Ford Motor Company 0.000%, 03/15/26	9,531,485
7,235,000		Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	6,856,971
2,160,000		Rivian Automotive, Inc.* 4.625%, 03/15/29	3,477,622
1,150,000		Royal Caribbean Cruises, Ltd.* 6.000%, 08/15/25	2,641,814
325,000		Tesla, Inc. 2.000%, 05/15/24	4,213,677
9,200,000		Vail Resorts, Inc. 0.000%, 01/01/26	8,162,240
8,900,000		Wynn Macau, Ltd.* 4.500%, 03/07/29	9,858,085

			59,770,448

		Energy (0.7%)
1,490,000		EQT Corp.^ 1.750%, 05/01/26	4,300,975
5,835,000		Nabors Industries, Inc.* 1.750%, 06/15/29	5,095,589
5,425,000		Northern Oil And Gas, Inc.* 3.625%, 04/15/29	6,626,366

			16,022,930

		Financials (0.8%)
3,950,000		Ares Capital Corp. 4.625%, 03/01/24	4,034,175
4,500,000	EUR	JPMorgan Chase Bank NA 0.000%, 06/10/24	5,544,945
9,225,000		Morgan Stanley Finance, LLC 1.000%, 11/23/27	10,343,992

			19,923,112

		Health Care (1.8%)
7,225,000		Alnylam Pharmaceuticals, Inc.* 1.000%, 09/15/27	7,054,779
10,810,000		Dexcom, Inc. 0.250%, 11/15/25	11,382,173
3,899,000		Envista Holdings Corp.^ 2.375%, 06/01/25	6,623,192
3,190,000		Integer Holdings Corp.* 2.125%, 02/15/28	3,908,101
6,205,000		Jazz Investments I, Ltd. 2.000%, 06/15/26	6,448,671

PRINCIPAL AMOUNT			VALUE
9,355,000		Pacira BioSciences, Inc. 0.750%, 08/01/25	$8,640,091

			44,057,007

		Industrials (1.9%)
4,585,000		Axon Enterprise, Inc.* 0.500%, 12/15/27	4,737,039
4,570,000		Granite Construction, Inc.* 3.750%, 05/15/28	5,024,075
14,230,000		John Bean Technologies Corp.^ 0.250%, 05/15/26	13,644,720
13,785,000		Middleby Corp. 1.000%, 09/01/25	17,383,988
4,365,000		Southwest Airlines Company^ 1.250%, 05/01/25	4,817,563

			45,607,385

		Information Technology (3.6%)
3,400,000		Akamai Technologies, Inc. 0.375%, 09/01/27	3,351,414
3,860,000		Bill.com Holdings, Inc. 0.000%, 12/01/25	4,151,893
13,910,000		CyberArk Software, Ltd.^ 0.000%, 11/15/24	16,341,885
		Enphase Energy, Inc.
8,204,000		0.000%, 03/01/26^	7,557,607
4,990,000		0.000%, 03/01/28	4,528,974
11,597,000		Microchip Technology, Inc.^ 0.125%, 11/15/24	13,426,311
13,845,000		ON Semiconductor Corp.* 0.500%, 03/01/29	16,962,479
5,790,000		Palo Alto Networks, Inc. 0.375%, 06/01/25	14,602,148
4,725,000		Tyler Technologies, Inc.^ 0.250%, 03/15/26	4,749,381
4,655,000		Wolfspeed, Inc.* 1.875%, 12/01/29	4,036,490

			89,708,582

		Materials (0.2%)
4,800,000		Glencore Funding, LLC 0.000%, 03/27/25	5,161,296

		Real Estate (1.0%)
5,200,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	6,147,408
8,975,000		Pebblebrook Hotel Trust 1.750%, 12/15/26	7,838,226
11,425,000		Welltower OP, LLC* 2.750%, 05/15/28	11,673,608

			25,659,242

		Utilities (1.2%)
13,340,000		CMS Energy Corp.* 3.375%, 05/01/28	13,302,248
16,315,000		PPL Capital Funding, Inc.* 2.875%, 03/15/28	15,761,106

			29,063,354

TOTAL CONVERTIBLE BONDS (Cost $349,494,514)			365,729,078

See accompanying Notes to Schedule of Investments

1

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (2.0%)

		Financials (0.6%)
80,250		AMG Capital Trust II 5.150%, 10/15/37	$3,992,919
154,380		KKR & Company, Inc. 6.000%, 09/15/23	10,784,987

			14,777,906

		Industrials (0.2%)
56,341		Chart Industries, Inc. 6.750%, 12/15/25	4,067,257

		Utilities (1.2%)
160,300		AES Corp.^ 6.875%, 02/15/24	13,720,077
80,675		CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)#**§ 3.369%, 09/15/29	3,133,256
		NextEra Energy, Inc.
215,000		6.926%, 09/01/25	9,831,950
88,405		6.219%, 09/01/23	4,376,047

			31,061,330

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $47,424,270)			49,906,493

COMMON STOCKS (74.4%)

		Communication Services (7.8%)
756,405		Alphabet, Inc. - Class A#~	100,390,071
321,635		Comcast Corp. - Class A	14,557,200
119,745		Meta Platforms, Inc. - Class A#	38,150,757
27,710		Netflix, Inc.#	12,163,859
108,795		T-Mobile U.S., Inc.#	14,988,687
126,745		Walt Disney Company#	11,266,363

			191,516,937

		Consumer Discretionary (8.2%)
589,450		Amazon.com, Inc.#	78,797,676
131,714		Aptiv, PLC#	14,421,366
50,445		Home Depot, Inc.	16,840,559
238,925		Las Vegas Sands Corp.#	14,290,104
33,625		Lowe’s Companies, Inc.	7,877,329
4,680	EUR	LVMH Moet Hennessy Louis Vuitton, SE	4,346,632
47,685		McDonald’s Corp.	13,981,242
100,640		NIKE, Inc. - Class B	11,109,650
91,035		Starbucks Corp.	9,246,425
96,420		Tesla, Inc.#	25,785,600
50,060		TJX Cos., Inc.	4,331,692

			201,028,275

		Consumer Staples (5.3%)
408,935		Coca-Cola Company	25,325,344
23,370		Costco Wholesale Corp.	13,102,858
33,785		Estee Lauder Companies, Inc. - Class A	6,081,300
90,855		Mondelez International, Inc. - Class A	6,735,081
121,700		Monster Beverage Corp.#	6,996,533
98,075		PepsiCo, Inc.	18,385,139
155,005		Philip Morris International, Inc.	15,457,099

NUMBER OF SHARES		VALUE
152,560	Procter & Gamble Company	$23,845,128
98,230	Walmart, Inc.	15,703,048

		131,631,530

	Energy (3.6%)
110,650	Chevron Corp.	18,108,979
82,820	ConocoPhillips	9,749,570
238,365	Exxon Mobil Corp.	25,562,263
60,150	Hess Corp.	9,126,560
70,550	Marathon Petroleum Corp.~	9,384,561
25,285	Pioneer Natural Resources Company	5,706,066
195,675	Schlumberger, Ltd.	11,415,679

		89,053,678

	Financials (9.0%)
39,170	American Express Company	6,615,030
99,710	American International Group, Inc.	6,010,519
43,888	Assurant, Inc.	5,903,375
541,560	Bank of America Corp.	17,329,920
9,110	BlackRock, Inc.	6,730,923
76,160	Chubb, Ltd.	15,567,866
58,455	Citigroup, Inc.	2,785,965
44,605	Discover Financial Services	4,708,058
21,995	Goldman Sachs Group, Inc.	7,827,361
173,430	JPMorgan Chase & Company	27,395,003
97,830	Marsh & McLennan Cos., Inc.	18,433,128
68,530	Mastercard, Inc. - Class A	27,020,008
236,405	Morgan Stanley	21,645,242
168,980	Visa, Inc. - Class A	40,171,615
320,775	Wells Fargo & Company~	14,806,974

		222,950,987

	Health Care (10.2%)
66,215	Abbott Laboratories~	7,371,716
76,365	AbbVie, Inc.	11,422,677
99,305	Alcon, Inc.	8,432,981
278,393	Boston Scientific Corp.#	14,434,677
102,455	Bristol-Myers Squibb Company	6,371,676
36,535	Danaher Corp.	9,318,617
28,435	Dexcom, Inc.#	3,541,864
19,290	Elevance Health, Inc.	9,097,743
42,885	Eli Lilly & Company	19,493,377
123,045	Gilead Sciences, Inc.	9,368,646
8,905	Humana, Inc.	4,068,071
203,220	Johnson & Johnson	34,045,446
17,945	McKesson Corp.	7,221,068
190,735	Medtronic, PLC	16,738,904
179,870	Merck & Company, Inc.	19,183,135
206,135	Pfizer, Inc.	7,433,228
17,665	Stryker Corp.	5,006,438
26,215	Thermo Fisher Scientific, Inc.	14,383,122
62,660	UnitedHealth Group, Inc.	31,729,144
90,405	Zimmer Biomet Holdings, Inc.	12,489,451

		251,151,981

	Industrials (4.9%)
696,840	CSX Corp.	23,218,709
120,840	Honeywell International, Inc.	23,458,669
64,255	JB Hunt Transport Services, Inc.	13,104,165
25,300	Northrop Grumman Corp.	11,258,500
47,545	Parker-Hannifin Corp.	19,493,926
283,825	RTX Corp.	24,956,732
125,020	Southwest Airlines Company	4,270,683

		119,761,384

See accompanying Notes to Schedule of Investments

2

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Information Technology (21.7%)
57,015	Accenture, PLC - Class A	$18,036,695
18,515	Adobe, Inc.#	10,112,338
55,395	Advanced Micro Devices, Inc.#	6,337,188
965,565	Apple, Inc.	189,685,244
39,769	Broadcom, Inc.	35,738,412
185,485	Cisco Systems, Inc.	9,652,639
8,450	Intuit, Inc.	4,323,865
13,650	Lam Research Corp.	9,807,388
78,250	Micron Technology, Inc.	5,586,268
462,645	Microsoft Corp.~	155,411,708
129,020	NVIDIA Corp.	60,289,756
66,560	Oracle Corp.	7,802,829
49,060	salesforce, Inc.#	11,038,991
18,370	ServiceNow, Inc.#	10,709,710

		534,533,031

	Materials (2.4%)
308,640	Freeport-McMoRan, Inc.	13,780,776
63,970	Linde, PLC	24,991,160
101,590	PPG Industries, Inc.	14,618,801
29,320	Vulcan Materials Company	6,465,060

		59,855,797

	Real Estate (0.6%)
60,195	American Tower Corp.	11,455,710
117,530	Invitation Homes, Inc.	4,172,315

		15,628,025

	Utilities (0.7%)
141,476	DTE Energy Company	16,170,707

	TOTAL COMMON STOCKS (Cost $831,437,254)	1,833,282,332

PRINCIPAL AMOUNT		VALUE

U.S. GOVERNMENT AND AGENCY SECURITIES (2.0%)
	U.S. Treasury Note
25,160,000	4.375%, 10/31/24	24,880,390
24,335,000	2.250%, 03/31/24	23,844,022

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $49,412,944)	48,724,412

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.2%) #

	Financials (0.0%)
740 5,610,680	PayPal Holdings, Inc. Call, 09/15/23, Strike $75.00	$382,950

	Other (0.2%)
	iShares MSCI EAFE ETF
6,840 50,930,640	Call, 09/15/23, Strike $74.00	1,265,400
5,800 24,331,000	Call, 12/15/23, Strike $41.00	1,664,600

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
375 172,086,000	S&P 500 Index Put, 09/15/23, Strike $4,400.00	$862,500

		3,792,500

	TOTAL PURCHASED OPTIONS (Cost $4,835,827)	4,175,450

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.5%)
37,274,676	State Street Navigator Securities Lending Government Money Market Portfolio, 5.269%†***	37,274,676

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $37,274,676)	37,274,676

TOTAL INVESTMENTS (94.9%) (Cost $1,319,879,485)		2,339,092,441

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.5%)		(37,274,676)

OTHER ASSETS, LESS LIABILITIES (6.6%)		162,281,696

NET ASSETS (100.0%)		$2,464,099,461

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
#	Non-income producing security.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2023.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $13,898,427.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2023.
***	The rate disclosed is the 7 day net yield as of July 31, 2023.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

See accompanying Notes to Schedule of Investments

3

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

4

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (98.4%)

	Communication Services (8.3%)
5,350	Alphabet, Inc. - Class C#	$712,138
2,695	Comcast Corp. - Class A	121,976
330	Live Nation Entertainment, Inc.#	28,958
820	Meta Platforms, Inc. - Class A#	261,252
185	Netflix, Inc.#	81,209
735	T-Mobile U.S., Inc.#	101,261
820	Walt Disney Company#	72,890

		1,379,684

	Consumer Discretionary (11.6%)
3,870	Amazon.com, Inc.#	517,341
775	Aptiv, PLC#	84,855
42	Booking Holdings, Inc.#	124,774
2,620	Ford Motor Company	34,610
395	Home Depot, Inc.	131,867
1,650	Las Vegas Sands Corp.#	98,686
390	Lowe’s Companies, Inc.	91,365
610	McDonald’s Corp.	178,852
1,540	MGM Resorts International#	78,186
1,230	NIKE, Inc. - Class B	135,780
155	Royal Caribbean Cruises, Ltd.#	16,912
1,280	Starbucks Corp.	130,010
860	Tesla, Inc.#	229,990
995	TJX Cos., Inc.	86,097

		1,939,325

	Consumer Staples (6.5%)
2,910	Coca-Cola Company	180,216
185	Costco Wholesale Corp.	103,724
235	Estee Lauder Companies, Inc. - Class A	42,300
610	Mondelez International, Inc. - Class A	45,219
1,250	Monster Beverage Corp.#	71,863
1,040	PepsiCo, Inc.	194,958
1,335	Philip Morris International, Inc.	133,126
1,050	Procter & Gamble Company	164,115
945	Walmart, Inc.	151,068

		1,086,589

	Energy (4.8%)
810	Chevron Corp.	132,564
855	ConocoPhillips	100,650
2,155	Exxon Mobil Corp.	231,102
515	Hess Corp.	78,141
890	Marathon Petroleum Corp.	118,388
180	Pioneer Natural Resources Company	40,621
1,655	Schlumberger, NV	96,553

		798,019

	Financials (12.6%)
605	American Express Company	102,172
360	American International Group, Inc.	21,701
455	Assurant, Inc.	61,202
5,955	Bank of America Corp.	190,560
440	Berkshire Hathaway, Inc. - Class B#	154,862
60	BlackRock, Inc.	44,331
730	Chubb, Ltd.	149,219

NUMBER OF SHARES		VALUE
655	Citigroup, Inc.	$31,217
305	Discover Financial Services	32,193
235	Goldman Sachs Group, Inc.	83,630
1,770	JPMorgan Chase & Company	279,589
565	Marsh & McLennan Cos., Inc.	106,457
630	Mastercard, Inc. - Class A	248,397
1,755	Morgan Stanley	160,688
125	PNC Financial Services Group, Inc.	17,111
1,080	Visa, Inc. - Class A	256,749
3,740	Wells Fargo & Company	172,638

		2,112,716

	Health Care (13.2%)
915	Abbott Laboratories	101,867
830	AbbVie, Inc.	124,151
680	Alcon, Inc.	57,746
1,775	Boston Scientific Corp.#	92,034
930	Bristol-Myers Squibb Company	57,837
310	Danaher Corp.	79,069
515	Dexcom, Inc.#	64,148
160	Elevance Health, Inc.	75,461
475	Eli Lilly & Company	215,911
1,125	Gilead Sciences, Inc.	85,658
60	Humana, Inc.	27,410
1,595	Johnson & Johnson	267,210
120	McKesson Corp.	48,288
1,290	Medtronic, PLC	113,210
2,005	Merck & Company, Inc.	213,833
1,700	Pfizer, Inc.	61,302
215	Stryker Corp.	60,933
220	Thermo Fisher Scientific, Inc.	120,705
425	UnitedHealth Group, Inc.	215,207
850	Zimmer Biomet Holdings, Inc.	117,428

		2,199,408

	Industrials (6.2%)
5,520	CSX Corp.	183,926
770	Fortive Corp.	60,329
1,060	Honeywell International, Inc.	205,778
440	JB Hunt Transport Services, Inc.	89,734
195	Northrop Grumman Corp.	86,775
460	Parker-Hannifin Corp.	188,605
1,825	RTX Corp.	160,472
1,810	Southwest Airlines Company	61,830

		1,037,449

	Information Technology (29.1%)
580	Accenture, PLC - Class A	183,483
105	Adobe, Inc.#	57,348
375	Advanced Micro Devices, Inc.#	42,900
7,255	Apple, Inc.	1,425,245
455	Applied Materials, Inc.	68,973
390	Broadcom, Inc.	350,473
1,965	Cisco Systems, Inc.	102,259
215	Enphase Energy, Inc.#	32,643
340	Intuit, Inc.	173,978
95	Lam Research Corp.	68,256
990	Microchip Technology, Inc.	93,001
415	Micron Technology, Inc.	29,627
3,605	Microsoft Corp.	1,210,992
1,065	NVIDIA Corp.	497,664
1,565	Oracle Corp.	183,465
400	Palo Alto Networks, Inc.#	99,984

See accompanying Notes to Schedule of Investments

1

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
340	salesforce, Inc.#	$76,503
155	ServiceNow, Inc.#	90,365
485	Texas Instruments, Inc.	87,300

		4,874,459

	Materials (2.7%)
2,110	Freeport-McMoRan, Inc.	94,212
430	Linde, PLC	167,988
685	PPG Industries, Inc.	98,571
75	Sherwin-Williams Company	20,738
320	Vulcan Materials Company	70,560

		452,069

	Real Estate (0.6%)
555	American Tower Corp.	105,622

	Utilities (2.8%)
5,380	AES Corp.	116,369
945	CMS Energy Corp.	57,711
1,035	DTE Energy Company	118,301
880	NextEra Energy, Inc.	64,504
3,950	PPL Corp.	108,744

		465,629

TOTAL COMMON STOCKS (Cost $9,526,163)		16,450,969

EXCHANGE-TRADED FUND (0.5%)

	Other (0.5%)
810	Vanguard Communication Services ETF (Cost $68,311)	91,222

TOTAL INVESTMENTS (98.9%) (Cost $9,594,474)		16,542,191

OTHER ASSETS, LESS LIABILITIES (1.1%)		183,667

NET ASSETS (100.0%)		$16,725,858

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

See accompanying Notes to Schedule of Investments

2

Calamos Select Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (96.7%)

	Communication Services (8.0%)
19,929	Alphabet, Inc. - Class A#	$2,644,977
4,486	T-Mobile U.S., Inc.#	618,036
5,867	Walt Disney Company#	521,518

		3,784,531

	Consumer Discretionary (12.9%)
17,988	Amazon.com, Inc.#	2,404,636
4,650	Aptiv, PLC#	509,128
11,690	Caesars Entertainment, Inc.#	689,944
2,521	Home Depot, Inc.	841,611
1,150	Lululemon Athletica, Inc.#	435,309
4,616	NIKE, Inc. - Class B	509,560
7,894	TJX Cos., Inc.	683,068

		6,073,256

	Consumer Staples (6.7%)
2,670	Constellation Brands, Inc. - Class A	728,376
4,141	Dollar Tree, Inc.#	639,080
10,482	Mondelez International, Inc. - Class A	777,031
6,427	Walmart, Inc.	1,027,420

		3,171,907

	Energy (2.8%)
4,961	Chevron Corp.	811,918
3,192	Hess Corp.	484,322

		1,296,240

	Financials (11.7%)
4,486	American Express Company	757,596
29,007	Bank of America Corp.	928,224
3,639	Chubb, Ltd.	743,848
1,550	Goldman Sachs Group, Inc.	551,598
4,012	Marsh & McLennan Cos., Inc.	755,941
4,659	Visa, Inc. - Class A	1,107,584
14,667	Wells Fargo & Company	677,029

		5,521,820

	Health Care (15.1%)
10,612	Boston Scientific Corp.#	550,232
4,443	Dexcom, Inc.#	553,420
2,280	Eli Lilly & Company	1,036,374
2,631	IQVIA Holdings, Inc.#	588,713
2,631	Jazz Pharmaceuticals, PLC#	343,135
8,862	Merck & Company, Inc.	945,132
1,294	Thermo Fisher Scientific, Inc.	709,966
2,329	UnitedHealth Group, Inc.	1,179,336
3,349	Zimmer Biomet Holdings, Inc.	462,664
4,055	Zoetis, Inc.	762,705

		7,131,677

	Industrials (8.2%)
26,531	CSX Corp.	884,013
2,675	Honeywell International, Inc.	519,298
7,980	RTX Corp.	701,681
15,400	Uber Technologies, Inc.#	761,684
5,996	United Airlines Holdings, Inc.#	325,643

NUMBER OF SHARES		VALUE
4,222	Waste Management, Inc.	$691,521

		3,883,840

	Information Technology (26.1%)
2,416	Analog Devices, Inc.	482,065
18,204	Apple, Inc.	3,576,176
940	Broadcom, Inc.	844,731
1,430	Intuit, Inc.	731,731
9,145	Microsoft Corp.	3,071,988
4,042	NVIDIA Corp.	1,888,786
5,478	Oracle Corp.	642,186
906	ServiceNow, Inc.#	528,198
3,148	Snowflake, Inc. - Class A#	559,431

		12,325,292

	Materials (1.7%)
2,071	Linde, PLC	809,078

	Real Estate (1.1%)
4,271	Prologis, Inc.	532,807

	Utilities (2.4%)
5,737	Duke Energy Corp.	537,098
7,678	NextEra Energy, Inc.	562,797

		1,099,895

TOTAL COMMON STOCKS (Cost $31,383,381)		45,630,343

TOTAL INVESTMENTS (96.7%) (Cost $31,383,381)		45,630,343

OTHER ASSETS, LESS LIABILITIES (3.3%)		1,565,248

NET ASSETS (100.0%)		$47,195,591

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

See accompanying Notes to Schedule of Investments

1

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (98.0%)

		Communication Services (0.5%)
21,800	JPY	SoftBank Group Corp.	$1,108,800

		Consumer Discretionary (20.6%)
153,500	HKD	Alibaba Group Holding, Ltd.#	1,961,634
19,285		Aptiv, PLC#~	2,111,515
20,650	SEK	Evolution, AB*	2,546,405
9,450	EUR	Ferrari, NV	3,029,544
14,200	GBP	Flutter Entertainment, PLC#	2,826,271
795	EUR	Hermes International	1,759,546
24,200	KRW	Kia Corp.	1,570,563
42,100		Li Auto, Inc.#^	1,801,880
4,760	EUR	LVMH Moet Hennessy Louis Vuitton, SE	4,420,933
90,800	INR	Mahindra & Mahindra, Ltd.	1,628,943
2,456		MercadoLibre, Inc.#	3,040,651
77,171		NIO, Inc.#	1,180,716
46,000		On Holding, AG - Class A#^	1,656,000
69,400	JPY	Oriental Land Company, Ltd.^	2,661,735
229,600	HKD	Prada, S.p.A.	1,634,253
29,820	EUR	Prosus, NV#	2,358,982
760,000	HKD	Sands China, Ltd.#	2,927,909
44,600	JPY	Sony Group Corp.	4,177,514
67,700	JPY	Toyota Motor Corp.	1,138,291

			44,433,285

		Consumer Staples (2.2%)
19,500	EUR	Heineken, NV	1,908,689
6,015	EUR	L’Oreal, SA	2,797,633

			4,706,322

		Energy (3.1%)
273,200	GBP	BP, PLC	1,695,055
38,505	CAD	Canadian Natural Resources, Ltd.	2,341,574
148,100		TechnipFMC, PLC	2,716,154

			6,752,783

		Financials (12.0%)
1,720	EUR	Adyen, NV#*	3,192,345
481,200	HKD	AIA Group, Ltd.	4,814,279
5,000		Aon, PLC - Class A	1,592,500
7,561,200	IDR	Bank Mandiri Persero, Tbk PT	2,874,355
14,600	EUR	Deutsche Böerse, AG	2,797,382
131,800	INR	HDFC Bank, Ltd.	2,644,105
108,000		ICICI Bank, Ltd. (ADR)	2,653,560
24,950	GBP	London Stock Exchange Group, PLC	2,709,439
160,200	EUR	National Bank of Greece, SA#	1,103,251
63,500	EUR	UniCredit, S.p.A.	1,607,836

			25,989,052

		Health Care (10.6%)
31,430	GBP	AstraZeneca, PLC	4,515,743
7,800	EUR	EssilorLuxottica, SA	1,569,167
22,000	EUR	Gerresheimer, AG	2,605,763
35,700		Inmode, Ltd.#^	1,531,887
4,650	CHF	Lonza Group, AG	2,701,817
61,518	DKK	Novo Nordisk, A/S - Class B	9,919,912

			22,844,289

NUMBER OF SHARES			VALUE

		Industrials (21.1%)
25,550	CAD	Canadian Pacific Kansas City, Ltd.^	$2,102,283
19,050	EUR	DO & CO, AG	2,574,183
10,080	DKK	DSV, A/S	2,017,411
62,820	INR	Hindustan Aeronautics, Ltd.	3,029,413
27,000	JPY	Hitachi, Ltd.	1,767,541
172,600	JPY	INFRONEER Holdings, Inc.	1,680,787
62,900	JPY	Komatsu, Ltd.	1,762,108
14,167	EUR	Krones, AG	1,707,158
320,000	GBP	Melrose Industries, PLC	2,177,780
239,501	SEK	Munters Group, AB~*	3,039,841
41,400	EUR	Prysmian S.p.A	1,650,831
1,788,200	GBP	Rolls-Royce Holdings, PLC#	4,240,067
750,600	CNY	Sany Heavy Industry Company, Ltd. - Class A~	1,867,405
18,775	EUR	Schneider Electric, SE	3,348,935
57,200	INR	Siemens, Ltd.	2,769,102
2,800	JPY	SMC Corp.	1,463,176
45,700	CAD	Stantec, Inc.^	3,094,839
17,650	EUR	Thales, SA	2,640,260
23,430	EUR	Vinci, SA~	2,751,792

			45,684,912

		Information Technology (23.3%)
57,100	CNY	Advanced Micro-Fabrication Equipment, Inc. - Class A#	1,144,317
40,700	JPY	Advantest Corp.	5,629,211
37,000	TWD	Alchip Technologies, Ltd.	2,355,082
21,950	EUR	Amadeus IT Group, SA	1,574,607
3,700	EUR	ASM International, NV	1,757,797
10,875	EUR	ASML Holding, NV	7,789,423
1,260	CAD	Constellation Software, Inc.^	2,662,048
13,000	JPY	Keyence Corp.	5,833,646
11,500	CAD	Kinaxis, Inc.#	1,561,502
129,550	INR	KPIT Technologies, Ltd.	1,712,010
24,460	EUR	SAP, SE	3,336,627
18,300	JPY	SB Technology Corp.	333,219
13,500	JPY	SHIFT, Inc.#^	3,193,524
59,900	CAD	Shopify, Inc. - Class A#	4,046,481
21,350	KRW	SK Hynix, Inc.	2,067,640
291,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	5,254,761

			50,251,895

		Materials (3.3%)
297,037		Cemex, SAB de CV#	2,263,422
309,200	GBP	Glencore, PLC	1,880,379
7,795		Linde, PLC	3,045,273

			7,189,074

		Real Estate (1.3%)
788,800	MXN	Corp. Inmobiliaria Vesta SAB de CV^	2,859,841

		TOTAL COMMON STOCKS (Cost $173,764,156)	211,820,253

See accompanying Notes to Schedule of Investments

1

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (1.1%) #

	Communication Services (0.3%)
325 5,069,675	Baidu, Inc. Call, 09/15/23, Strike $145.00	$562,250

	Consumer Discretionary (0.4%)
500 5,108,000	Alibaba Group Holding, Ltd. Call, 11/17/23, Strike $90.00	876,250

	Energy (0.1%)
750 4,375,500	Schlumberger, NV Call, 11/17/23, Strike $60.00	277,500

	Other (0.3%)
570 21,869,760	Invesco QQQ Trust Series 1 Put, 09/15/23, Strike $370.00	235,125
5,250 4,236,750	Mitsubishi UFJ Financial Group Call, 11/17/23, Strike $7.50	472,500

		707,625

	TOTAL PURCHASED OPTIONS (Cost $2,249,415)	2,423,625

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (5.2%)
11,188,593	State Street Navigator Securities Lending Government Money Market Portfolio, 5.269%†*** (Cost $11,188,593)	11,188,593

TOTAL INVESTMENTS (104.3%) (Cost $187,202,164)		225,432,471

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-5.2%)		(11,188,593)

OTHER ASSETS, LESS LIABILITIES (0.9%)		1,798,434

NET ASSETS (100.0%)		$216,042,312

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Swiss Franc	09/29/23	4,550,000	$5,249,664	$127,552
State Street Bank and Trust	Brazilian Real	09/29/23	14,335,000	3,002,307	98,134
State Street Bank and Trust	Swiss Franc	09/29/23	2,300,000	2,653,676	64,477
State Street Bank and Trust	Brazilian Real	09/29/23	6,760,000	1,415,807	46,277

					$336,440

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $3,544,614.
*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2023.
***	The rate disclosed is the 7 day net yield as of July 31, 2023.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

2

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2023

	Value	% of Total Investments

European Monetary Unit	$58,282,684	25.9%
US Dollar	37,205,776	16.5%
Japanese Yen	30,749,552	13.6%
British Pound Sterling	20,044,734	8.9%
Canadian Dollar	15,808,727	7.0%
Danish Krone	11,937,323	5.3%
Indian Rupee	11,783,573	5.2%
Hong Kong Dollar	11,338,075	5.0%
New Taiwan Dollar	7,609,843	3.4%
Swedish Krona	5,586,246	2.5%
South Korean Won	3,638,203	1.6%
Chinese Yuan Renminbi	3,011,722	1.3%
Indonesian Rupiah	2,874,355	1.3%
Mexican Peso	2,859,841	1.3%
Swiss Franc	2,701,817	1.2%

Total Investments	$225,432,471	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (14.8%)

		Communication Services (1.3%)
5,480,000		Sea, Ltd. 2.375%, 12/01/25	$5,885,355

		Consumer Discretionary (4.3%)
6,385,000		Li Auto, Inc.^ 0.250%, 05/01/28	10,359,918
8,374,000		Wynn Macau, Ltd.* 4.500%, 03/07/29	9,275,461

			19,635,379

		Information Technology (5.7%)
4,000,000		Gigabyte Technology Co. Ltd. 07/27/28	4,220,000
32,000,000	HKD	Kingsoft Corp, Ltd. 0.625%, 04/29/25	4,662,196
13,400,000		SK Hynix, Inc. 1.750%, 04/11/30	17,618,320

			26,500,516

		Materials (2.5%)
4,400,000		Glencore Funding, LLC 03/27/25	4,731,188
6,400,000		LG Chem, Ltd. 1.250%, 07/18/28	6,759,872

			11,491,060

		Real Estate (1.0%)
4,100,000	EUR	ANLLIAN Capital, Ltd. 02/05/25	4,846,995

		TOTAL CONVERTIBLE BONDS (Cost $62,395,313)	68,359,305

NUMBER OF SHARES			VALUE

COMMON STOCKS (82.8%)

		Communication Services (4.6%)
205,150	HKD	Baidu, Inc. - Class A#	4,010,844
375,300	HKD	Tencent Holdings, Ltd.	17,249,208

			21,260,052

		Consumer Discretionary (16.0%)
678,400	HKD	Alibaba Group Holding, Ltd.#	8,669,530
272,300	PLN	Allegro.eu, SA*#	2,400,734
1,176,700	MXN	Alsea, SAB de CV#	4,095,436
2,216,800	SAR	Americana Restaurants International, PLC	2,266,782
314,944		Arcos Dorados Holdings, Inc. - Class A~	3,558,867
19,177,000	PHP	Bloomberry Resorts Corp.#	4,140,996
461,897	BRL	Cyrela Brazil Realty, SA Empreendimentos e Participacoes	2,326,701
69,568	INR	Dixon Technologies India, Ltd.	3,490,097
1,710,000	INR	Kalyan Jewellers India, Ltd.	3,641,369
83,440	KRW	Kia Corp.	5,415,198
231,550	INR	Mahindra & Mahindra, Ltd.	4,153,984
7,515		MercadoLibre, Inc.#~	9,303,946
250,891		NIO, Inc.#	3,838,632
319,800	HKD	Prada, S.p.A.	2,276,281
1,408,400	HKD	Sands China, Ltd.#	5,425,878
455,000	INR	Tata Motors, Ltd.	3,570,130

NUMBER OF SHARES			VALUE
88,300	HKD	Yum China Holdings, Inc.	$5,437,538

			74,012,099

		Consumer Staples (6.4%)
31,180	PLN	Dino Polska, SA*#	3,472,205
435,550	MXN	Fomento Economico Mexicano, SAB de CV	4,934,759
881,600	INR	ITC, Ltd.	4,990,672
17,700	CNY	Kweichow Moutai Company, Ltd. - Class A	4,672,015
17,170	INR	Nestlé India, Ltd.	4,685,547
209,720	CNY	Proya Cosmetics Company, Ltd. - Class A	3,316,112
598,440	BRL	Raia Drogasil, SA	3,666,256

			29,737,566

		Energy (2.8%)
58,680	SAR	Arabian Drilling Company#	2,761,376
168,630	INR	Reliance Industries, Ltd.	5,228,101
259,600		TechnipFMC, PLC	4,761,064

			12,750,541

		Financials (16.1%)
670,800	HKD	AIA Group, Ltd.	6,711,177
1,064,000	BRL	B3, SA - Brasil Bolsa Balcao	3,352,598
476,950	BRL	Banco BTG Pactual, SA	3,430,308
8,830,500	IDR	Bank Central Asia, Tbk PT	5,348,028
18,631,480	IDR	Bank Mandiri Persero, Tbk PT	7,082,670
2,202,228	PHP	Bank of the Philippine Islands	4,591,977
829,078	CNY	CITIC Securities Company, Ltd. - Class A	2,802,199
415,500	MXN	Grupo Financiero Banorte, SAB de CV - Class O	3,939,868
575,932	INR	HDFC Bank, Ltd.	11,554,058
281,225		ICICI Bank, Ltd. (ADR)	6,909,698
755,520		Itau Unibanco Holding, SA (ADR)^	4,540,675
168,630	INR	Jio Financial Services, Ltd.	536,241
81,500	KRW	Meritz Financial Group, Inc.	3,146,742
507,000	EUR	National Bank of Greece, SA#	3,491,564
923,000	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	6,725,658

			74,163,461

		Health Care (3.3%)
54,300	INR	Apollo Hospitals Enterprise, Ltd.	3,425,880
36,620	KRW	Dentium Company, Ltd.	4,129,859
336,000	KRW	Jeisys Medical, Inc.#	2,947,191
786,500	HKD	Wuxi Biologics Cayman, Inc.*#	4,538,731

			15,041,661

		Industrials (8.5%)
174,500	INR	Cummins India, Ltd.	4,175,970
150,500	INR	Hindustan Aeronautics, Ltd.	7,257,667
549,400	PHP	International Container Terminal Services, Inc.	2,171,231
162,350	INR	Larsen & Toubro, Ltd.	5,298,558
1,379,870	BRL	Randon, SA Implementos e Participacoes	3,630,047
932,480	BRL	Rumo, SA	4,582,783
1,557,069	CNY	Sany Heavy Industry Company, Ltd. - Class A	3,873,806
339,705	CNY	Shanghai International Airport Company, Ltd. - Class A#	2,258,133

See accompanying Notes to Schedule of Investments

1

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE
122,715	INR	Siemens, Ltd.	$5,940,740

			39,188,935

		Information Technology (18.7%)
283,000	TWD	Accton Technology Corp.	3,452,701
186,935	CNY	Advanced Micro-Fabrication Equipment, Inc. - Class A	3,746,286
29,300	JPY	Advantest Corp.	4,052,479
128,330	TWD	Alchip Technologies, Ltd.	8,168,316
295,000	TWD	E Ink Holdings, Inc.	2,115,687
24,495	SAR	Elm Company	4,440,057
322,600	CNY	Foxconn Industrial Internet Company, Ltd. - Class A	1,010,342
58,600	TWD	Global Unichip Corp.	3,065,047
103,900	CNY	Iflytek Company, Ltd. - Class A	914,726
587,200	INR	KPIT Technologies, Ltd.	7,759,879
82,100	KRW	Samsung Electronics Company, Ltd.	4,495,191
1,619,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd. ~	29,246,972
558,500	BRL	TOTVS, SA	3,492,434
550,000	TWD	Unimicron Technology Corp.	3,247,093
80,630		Unity Software, Inc.#	3,696,079
584,529	CNY	Venustech Group, Inc. - Class A	2,395,675
49,400	CNY	Zhongji Innolight Company, Ltd. - Class A	886,169

			86,185,133

		Materials (2.9%)
770,000		Cemex, SAB de CV (ADR)#	5,867,400
4,342,000	HKD	Zijin Mining Group Company Ltd.- Class H	7,499,175

			13,366,575

		Real Estate (3.5%)
1,141,000	HKD	China Overseas Land & Investment, Ltd.	2,706,645
2,711,830	MXN	Corp. Inmobiliaria Vesta SAB de CV^	9,831,902
590,270	INR	DLF, Ltd.	3,716,387

			16,254,934

		TOTAL COMMON STOCKS (Cost $332,983,738)	381,960,957

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (1.8%) #

		Communication Services (0.2%)
645 10,061,355		Baidu, Inc. Call, 09/15/23, Strike $150.00	917,513

		Consumer Discretionary (0.9%)
1,530 15,630,480		Alibaba Group Holding, Ltd. Call, 09/15/23, Strike $95.00	1,675,350
1,940 8,014,140		JD.com, Inc. Call, 09/15/23, Strike $37.50	1,023,350
903 8,110,746		PDD Holdings, Inc. Call, 10/20/23, Strike $80.00	1,363,530

			4,062,230

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Energy (0.1%)
1,625 9,480,250	Schlumberger, NV Call, 11/17/23, Strike $60.00	$601,250

	Information Technology (0.2%)
195 9,112,155	NVIDIA Corp. Call, 11/17/23, Strike $500.00	839,475

	Other (0.4%)
22,852 95,864,140	iShares MSCI EAFE ETF Put, 09/15/23, Strike $40.00	685,560
900 9,786,600	NetEase, Inc. Call, 09/15/23, Strike $110.00	499,500
4,900 7,168,700	Vale, SA Call, 11/17/23, Strike $14.00	624,750

		1,809,810

	TOTAL PURCHASED OPTIONS (Cost $6,467,863)	8,230,278

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.7%)
12,684,988	State Street Navigator Securities Lending Government Money Market Portfolio, 5.269%†*** (Cost $12,684,988)	12,684,988

TOTAL INVESTMENTS (102.1%) (Cost $414,531,902)		471,235,528

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.7%)		(12,684,988)

OTHER ASSETS, LESS LIABILITIES (0.6%)		2,811,523

NET ASSETS (100.0%)		$461,362,063

FORWARD FOREIGN CURRENCY CONTRACTS
State Street Bank and Trust	Brazilian Real	09/29/23	44,390,000	$ 9,296,995	$303,883
Northern Trust Company	South African Rand	09/29/23	250,000,000	13,905,899	67,119

					$371,002

See accompanying Notes to Schedule of Investments

2

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is $12,801,691.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2023.
***	The rate disclosed is the 7 day net yield as of July 31, 2023.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
PLN	Polish Zloty
SAR	Saudi Riyal
TWD	New Taiwan Dollar

See accompanying Notes to Schedule of Investments

3

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2023

	Value	% of Total Investments
US Dollar	$122,241,741	25.9%
Indian Rupee	79,425,280	16.9%
Hong Kong Dollar	75,912,861	16.1%
New Taiwan Dollar	49,295,816	10.5%
Chinese Yuan Renminbi	25,875,463	5.5%
Brazilian Real	24,481,127	5.2%
Mexican Peso	22,801,965	4.8%
South Korean Won	20,134,181	4.3%
Indonesian Rupiah	12,430,698	2.6%
Philippine Peso	10,904,204	2.3%
Saudi Riyal	9,468,215	2.0%
European Monetary Unit	8,338,559	1.8%
Polish Zloty	5,872,939	1.2%
Japanese Yen	4,052,479	0.9%

Total Investments	$471,235,528	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

4

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (97.8%)

		Communication Services (3.6%)
13,600		Alphabet, Inc. - Class A#	$1,804,992
26,100	HKD	Tencent Holdings, Ltd.	1,199,585

			3,004,577

		Consumer Discretionary (13.9%)
21,020		Amazon.com, Inc.#~	2,809,953
10,665		Aptiv, PLC#	1,167,711
285		Chipotle Mexican Grill, Inc.#	559,250
40,930		DraftKings Inc. - Class A#	1,300,755
2,720	EUR	Ferrari, NV	871,996
1,855	EUR	LVMH Moet Hennessy Louis Vuitton, SE	1,722,864
870		MercadoLibre, Inc.#	1,077,103
34,990		On Holding, AG - Class A#^	1,259,640
222,400	HKD	Sands China, Ltd.#	856,799

			11,626,071

		Consumer Staples (1.3%)
1,160		Costco Wholesale Corp.	650,377
6,100		Molson Coors Brewing Company - Class B	425,597

			1,075,974

		Energy (5.7%)
126,300	GBP	BP, PLC	783,622
22,300	CAD	Canadian Natural Resources, Ltd.	1,356,112
10,500		Chevron Corp.	1,718,430
50,900		TechnipFMC, PLC#	933,506

			4,791,670

		Financials (9.2%)
679	EUR	Adyen, NV#*	1,260,234
150,200	HKD	AIA Group, Ltd.	1,502,711
2,430		Aon, PLC - Class A	773,955
1,172,000	IDR	Bank Mandiri Persero, Tbk PT	445,530
52,990	INR	HDFC Bank, Ltd.	1,063,059
2,760		JPMorgan Chase & Company	435,970
10,800		Morgan Stanley	988,848
3,620		Visa, Inc. - Class A	860,582
9,100		Wells Fargo & Company	420,056

			7,750,945

		Health Care (11.8%)
6,770	GBP	AstraZeneca, PLC	972,688
5,365		Eli Lilly & Company	2,438,661
2,900	EUR	EssilorLuxottica, SA	583,408
7,000	EUR	Gerresheimer, AG	829,106
18,200		Inmode, Ltd.#^	780,962
1,490	CHF	Lonza Group, AG	865,744
15,030		Novo Nordisk, A/S (ADR)	2,421,333
1,959		UnitedHealth Group, Inc.	991,979

			9,883,881

		Industrials (15.7%)
6,220		AAON, Inc.	654,717
13,410	CAD	Canadian Pacific Kansas City, Ltd.^	1,103,390
3,900		EMCOR Group, Inc.	838,656
17,800	INR	Hindustan Aeronautics, Ltd.	858,382
21,900	JPY	Komatsu, Ltd.	613,516

NUMBER OF SHARES			VALUE
93,400	GBP	Melrose Industries, PLC	$635,639
73,700	SEK	Munters Group, AB*	935,429
13,630		Quanta Services, Inc.	2,748,081
439,100	GBP	Rolls-Royce Holdings, PLC#	1,041,166
4,310	EUR	Safran, SA	715,517
7,500	EUR	Schneider Electric, SE	1,337,790
10,000	EUR	Vinci, SA	1,174,474
3,340		Waste Management, Inc.	547,059

			13,203,816

		Information Technology (32.6%)
7,200	JPY	Advantest Corp.	995,831
8,800	TWD	Alchip Technologies, Ltd.	560,128
16,100		Apple, Inc.	3,162,845
3,628	EUR	ASML Holding, NV	2,598,623
2,600		Cadence Design Systems, Inc.#	608,426
4,800	JPY	Keyence Corp.	2,153,961
5,900		Micron Technology, Inc.	421,201
12,430		Microsoft Corp.~	4,175,485
11,220		NVIDIA Corp.	5,242,994
13,000		Oracle Corp.	1,523,990
3,500	JPY	SHIFT, Inc.#	827,951
11,000	CAD	Shopify, Inc. - Class A#	743,093
5,380		Snowflake, Inc. - Class A#	956,080
95,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	1,715,472
3,400		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	337,110
27,900		Unity Software, Inc.#	1,278,936

			27,302,126

		Materials (3.2%)
148,100		Cemex, SAB de CV#	1,128,522
19,500		Freeport-McMoRan, Inc.	870,675
108,220	GBP	Glencore, PLC	658,133

			2,657,330

		Real Estate (0.8%)
184,000	MXN	Corp. Inmobiliaria Vesta SAB de CV	667,103

		TOTAL COMMON STOCKS (Cost $51,038,374)	81,963,493

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.4%) #

		Consumer Discretionary (0.0%)
115 414,000		On Holding, AG Put, 08/25/23, Strike $35.00	23,287

		Information Technology (0.2%)
90 4,205,610		NVIDIA Corp. Put, 09/15/23, Strike $435.00	185,850

See accompanying Notes to Schedule of Investments

1

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Other (0.2%)
330 12,661,440	Invesco QQQ Trust Series 1 Put, 09/15/23, Strike $370.00	$136,125

	TOTAL PURCHASED OPTIONS (Cost $443,115)	345,262

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.8%)
3,201,785	State Street Navigator Securities Lending Government Money Market Portfolio, 5.269%†*** (Cost $3,201,785)	3,201,785

TOTAL INVESTMENTS (102.0%) (Cost $54,683,274)		85,510,540

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.8%)		(3,201,785)

OTHER ASSETS, LESS LIABILITIES (1.8%)		1,507,751

NET ASSETS (100.0%)		$83,816,506

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (0.0%) #

	Consumer Discretionary (0.0%)

115 414,000	On Holding, AG Call, 08/25/23, Strike $37.00 (Premium $22,547)	(24,438)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $924,448.
^	Security, or portion of security, is on loan.
*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

†	Represents investment of cash collateral received from securities on loan as of July 31, 2023.
***	The rate disclosed is the 7 day net yield as of July 31, 2023.

FOREIGN CURRENCY ABBREVIATIONS
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

2

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2023

	Value	% of Total Investments

US Dollar	$51,837,046	60.6%
European Monetary Unit	11,094,012	13.0%
Japanese Yen	4,591,259	5.4%
British Pound Sterling	4,091,248	4.8%
Hong Kong Dollar	3,559,095	4.2%
Canadian Dollar	3,202,595	3.7%
New Taiwan Dollar	2,275,600	2.7%
Indian Rupee	1,921,441	2.2%
Swedish Krona	935,429	1.1%
Swiss Franc	865,744	1.0%
Mexican Peso	667,103	0.8%
Indonesian Rupiah	445,530	0.5%

Total Investments	$85,486,102	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (29.1%)

		Communication Services (2.8%)

2,291,000		Liberty Media Corp.* 2.250%, 08/15/27	$2,418,838
3,796,000		Sea, Ltd. 2.375%, 12/01/25	4,076,790

			6,495,628

		Consumer Discretionary (2.9%)

1,570,000		DraftKings Holdings, Inc. 0.000%, 03/15/28	1,213,154
2,280,000		IMAX Corp. 0.500%, 04/01/26	2,140,487
3,100,000		Wynn Macau, Ltd.* 4.500%, 03/07/29	3,433,715

			6,787,356

		Consumer Staples (2.3%)

1,900,000	EUR	Fomento Economico Mexicano SAB de CV 2.625%, 02/24/26	2,088,299
3,165,000		Post Holdings, Inc.* 2.500%, 08/15/27	3,155,948

			5,244,247

		Financials (1.1%)

2,200,000		Morgan Stanley Finance, LLC 1.000%, 11/23/27	2,466,860

		Health Care (1.3%)

1,585,000		Dexcom, Inc. 0.250%, 11/15/25	1,668,894
1,110,000		TransMedics Group, Inc.* 1.500%, 06/01/28	1,353,945

			3,022,839

		Industrials (4.9%)

220,000,000	JPY	ANA Holdings, Inc. 0.000%, 12/10/31	1,889,403
1,423,000		Axon Enterprise, Inc.* 0.500%, 12/15/27	1,470,187
1,488,000		Parsons Corp. 0.250%, 08/15/25	1,742,374
2,000,000	EUR	Prysmian S.p.A 0.000%, 02/02/26	2,282,475
1,900,000	EUR	Rheinmetall AG 1.875%, 02/07/28	2,206,643
1,500,000	EUR	SPIE, SA 2.000%, 01/17/28	1,691,801

			11,282,883

		Information Technology (8.2%)

1,200,000	EUR	Amadeus IT Group, SA 1.500%, 04/09/25	1,648,103
1,535,000		CyberArk Software, Ltd. 0.000%, 11/15/24	1,803,364
1,932,000		Datadog, Inc. 0.125%, 06/15/25	2,661,620
1,000,000		Gigabyte Technology Co. Ltd. 0.000%, 07/27/28	1,055,000
18,000,000	HKD	Kingsoft Corp, Ltd. 0.625%, 04/29/25	2,622,485

PRINCIPAL AMOUNT			VALUE
2,100,000		ON Semiconductor Corp.* 0.500%, 03/01/29	$2,572,857
280,000,000	JPY	Rohm Company, Ltd. 0.000%, 12/05/24	2,186,820
2,400,000		SK Hynix, Inc. 1.750%, 04/11/30	3,155,520
1,400,000		Unity Software, Inc. 0.000%, 11/15/26	1,123,500

			18,829,269

		Materials (3.3%)

4,200,000		Glencore Funding, LLC 0.000%, 03/27/25	4,516,134
480,000		Ivanhoe Mines, Ltd.* 2.500%, 04/15/26	732,106
2,200,000		LG Chem, Ltd. 1.250%, 07/18/28	2,323,706

			7,571,946

		Other (0.9%)

3,200,000	EUR	Edenred 0.000%, 09/06/24	2,233,059

		Real Estate (0.9%)

1,700,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	2,009,729

		Utilities (0.5%)

1,115,000		CMS Energy Corp.* 3.375%, 05/01/28	1,111,845

		TOTAL CONVERTIBLE BONDS (Cost $64,995,852)	67,055,661

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (1.0%)

		Utilities (1.0%)

		NextEra Energy, Inc.
25,400		6.219%, 09/01/23	1,257,300
22,200		6.926%, 09/01/25^	1,015,206

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,464,048)	2,272,506

COMMON STOCKS (67.7%)

		Communication Services (3.3%)

33,014		Alphabet, Inc. - Class A#	4,381,618
69,400	HKD	Tencent Holdings, Ltd.	3,189,702

			7,571,320

		Consumer Discretionary (6.0%)

22,700		Amazon.com, Inc.#	3,034,536
26,001		Aptiv, PLC#	2,846,849
550		Chipotle Mexican Grill, Inc. - Class A#	1,079,254
68,950		DraftKings, Inc. - Class A#	2,191,231
3,830	EUR	LVMH Moet Hennessy Louis Vuitton, SE	3,557,180

See accompanying Notes to Schedule of Investments

1

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE
32,400		On Holding, AG - Class A^#	$1,166,400

			13,875,450

		Consumer Staples (1.8%)

25,250		Coca-Cola Company~	1,563,733
2,590		Costco Wholesale Corp.	1,452,135
17,300		Molson Coors Brewing Company - Class B	1,207,021

			4,222,889

		Energy (5.0%)

360,000	GBP	BP, PLC	2,233,601
51,900	CAD	Canadian Natural Resources, Ltd.	3,156,153
22,300		Chevron Corp.	3,649,618
80,000	GBP	Shell, PLC	2,424,620

			11,463,992

		Financials (8.6%)

229,800	HKD	AIA Group, Ltd.	2,299,088
7,600		Aon, PLC - Class A	2,420,600
3,276,000	IDR	Bank Mandiri Persero, Tbk PT	1,245,356
140,000	EUR	Bank of Ireland Group, PLC	1,477,113
5,525		Chubb, Ltd.	1,129,365
174,800	INR	HDFC Bank, Ltd.	3,506,750
7,650		JPMorgan Chase & Company~	1,208,394
31,850		Morgan Stanley	2,916,186
10,450		Visa, Inc. - Class A	2,484,278
25,400		Wells Fargo & Company	1,172,464

			19,859,594

		Health Care (8.9%)

18,700	GBP	AstraZeneca, PLC	2,686,745
11,500		Eli Lilly & Company	5,227,325
9,750	EUR	Gerresheimer, AG	1,154,827
13,120		Inmode, Ltd.^#	562,979
4,075	CHF	Lonza Group, AG	2,367,721
39,300		Novo Nordisk, A/S (ADR)	6,331,230
4,370		UnitedHealth Group, Inc.	2,212,837

			20,543,664

		Industrials (10.2%)

16,000	EUR	Airbus, SE	2,356,800
24,600	CAD	Canadian Pacific Kansas City, Ltd.^	2,024,116
63,600	JPY	Komatsu, Ltd.	1,781,718
263,000	GBP	Melrose Industries, PLC	1,789,862
25,440		Quanta Services, Inc.	5,129,213
976,000	GBP	Rolls-Royce Holdings, PLC#	2,314,230
20,250	EUR	Schneider Electric, SE	3,612,034
18,600	EUR	Vinci, SA	2,184,521
13,600		Waste Management, Inc.	2,227,544

			23,420,038

		Information Technology (23.2%)

5,700		Accenture, PLC - Class A	1,803,195
16,300	TWD	Alchip Technologies, Ltd.	1,037,509
32,440		Apple, Inc.	6,372,838
7,430	EUR	ASML Holding, NV	5,321,877
4,900		Cadence Design Systems, Inc.#	1,146,649
9,600	JPY	Keyence Corp.	4,307,923
27,310		Microsoft Corp.	9,173,975
23,900		NVIDIA Corp.	11,168,231
37,250		Oracle Corp.	4,366,818
7,700	JPY	SHIFT, Inc.#	1,821,491

NUMBER OF SHARES			VALUE
285,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	$5,146,416
38,800		Unity Software, Inc.#	1,778,592

			53,445,514

		Materials (0.7%)

36,700		Freeport-McMoRan, Inc.	1,638,655

		TOTAL COMMON STOCKS (Cost $102,399,893)	156,041,116

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.4%) #

		Financials (0.1%)

965 2,371,005		ICICI Bank, Ltd. Call, 01/19/24, Strike $24.00	180,937

		Health Care (0.1%)

380 1,630,580		Inmode, Ltd. Call, 01/19/24, Strike $47.50	115,900

		Information Technology (0.1%)

150 7,009,350		NVIDIA Corp. Put, 09/15/23, Strike $435.00	309,750

		Other (0.1%)

910 34,914,880		Invesco QQQ Trust Series 1 Put, 09/15/23, Strike $370.00	375,375

		TOTAL PURCHASED OPTIONS (Cost $1,277,531)	981,962

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.5%)
5,638,418		State Street Navigator Securities Lending Government Money Market Portfolio, 5.269%†*** (Cost $5,638,418)	5,638,418

TOTAL INVESTMENTS (100.7%) (Cost $176,775,742)			231,989,663

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.4%)			(5,638,418)

OTHER ASSETS, LESS LIABILITIES (1.7%)			4,129,575

NET ASSETS (100.0%)			$230,480,820

See accompanying Notes to Schedule of Investments

2

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,974,308.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2023.
***	The rate disclosed is the 7 day net yield as of July 31, 2023.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2023
	Value	% of Total Investments
US Dollar	$148,133,493	63.9%
European Monetary Unit	33,824,461	14.6%
Japanese Yen	11,987,355	5.2%
British Pound Sterling	11,449,058	4.9%
Hong Kong Dollar	8,111,275	3.5%
New Taiwan Dollar	6,183,925	2.7%
Canadian Dollar	5,180,269	2.2%
Indian Rupee	3,506,750	1.5%
Swiss Franc	2,367,721	1.0%
Indonesian Rupiah	1,245,356	0.5%

Total Investments	$231,989,663	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

4

Calamos International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (97.0%)

		Consumer Discretionary (17.1%)
2,780	PLN	Allegro.eu, SA*#	$24,510
2,297		Arcos Dorados Holdings, Inc. - Class A	25,956
203,600	PHP	Bloomberry Resorts Corp.#	43,965
800	EUR	CIE Automotive, SA	25,073
625	INR	Dixon Technologies India, Ltd.	31,355
15,300	INR	Kalyan Jewellers India, Ltd.	32,581
4,800	HKD	New Oriental Education & Technology Group, Inc.#	27,343
1,400	JPY	Nextage Company, Ltd.	36,772
1,080		On Holding, AG - Class A#	38,880
9,300	HKD	Samsonite International, SA*#	27,715
1,885	INR	TVS Motor Company, Ltd.	31,603
7,090	AUD	Webjet, Ltd.#	37,634
52,100	HKD	Wynn Macau, Ltd.#	54,486

			437,873

		Consumer Staples (3.3%)
1,000	JPY	Kobe Bussan Company, Ltd.	26,635
1,140	CNY	Proya Cosmetics Company, Ltd. - Class A	18,026
1,000	JPY	Rohto Pharmaceutical Company, Ltd.	21,315
102,950	IDR	Sumber Alfaria Trijaya, Tbk PT	18,434

			84,410

		Energy (3.6%)
2,785	CAD	ARC Resources, Ltd.	42,071
2,770		TechnipFMC, PLC#	50,802

			92,873

		Financials (4.8%)
3,635	EUR	Bank of Ireland Group, PLC	38,352
4,300	JPY	Concordia Financial Group, Ltd.	19,631
2,630	EUR	National Bank of Greece, SA#	18,112
11,785	AUD	Steadfast Group, Ltd.	46,236

			122,331

		Health Care (7.3%)
307	KRW	Dentium Company, Ltd.	34,622
2,960	GBP	Ergomed, PLC#	41,116
475	EUR	Gerresheimer, AG	56,261
845		Inmode, Ltd.#	36,259
820	SEK	Surgical Science Sweden, AB#	19,081

			187,339

		Industrials (27.0%)
1,200	JPY	BayCurrent Consulting, Inc.	38,754
685	EUR	DO & CO, AG	92,562
700	JPY	Ebara Corp.	33,081
1,100	JPY	Harmonic Drive Systems, Inc.	30,296
965	INR	Hindustan Aeronautics, Ltd.	46,536
3,800	JPY	INFRONEER Holdings, Inc.	37,004
675	EUR	Interpump Group S.p.A	36,726
1,000	JPY	Japan Airport Terminal Company, Ltd.	46,600
1,400	JPY	Japan Elevator Service Holdings Company, Ltd.	17,314
190	GBP	Judges Scientific, PLC	23,067
8,680	GBP	Melrose Industries, PLC	59,072

NUMBER OF SHARES			VALUE
6,297	SEK	Munters Group, AB*	$79,924
2,200	JPY	Sojitz Corp.	52,233
957	CAD	Stantec, Inc.	64,809
1,700	JPY	THK Company, Ltd.	34,082

			692,060

		Information Technology (26.3%)
3,610	TWD	Accton Technology Corp.	44,043
1,080	TWD	Alchip Technologies, Ltd.	68,743
165	EUR	Alten, SA	23,766
2,100	JPY	Appier Group, Inc.#	24,987
275	EUR	BE Semiconductor Industries, NV	32,835
240	EUR	Elmos Semiconductor SE	21,376
1,400	EUR	Exclusive Networks, SA#	29,879
5,330	SEK	Fortnox, AB	32,715
840	TWD	Global Unichip Corp.	43,936
760	KRW	HPSP Company, Ltd.	22,209
530	JPY	Ibiden Company, Ltd.	32,213
434	CAD	Kinaxis, Inc.#	58,930
4,150	INR	KPIT Technologies, Ltd.	54,842
2,980	GBP	Sage Group, PLC	35,845
700	JPY	SB Technology Corp.	12,746
400	JPY	SCREEN Holdings Company, Ltd.	43,220
300	JPY	SHIFT, Inc.#	70,967
3,355	BRL	TOTVS, SA	20,980

			674,232

		Materials (4.5%)
7,052		Cemex, SAB de CV#	53,736
930	CAD	ERO Copper Corp.#	22,357
1,385	EUR	SOL S.p.A	39,108

			115,201

		Real Estate (3.1%)
16,800	MXN	Corp. Inmobiliaria Vesta, SAB de CV	60,909
175	EUR	VGP, NV	18,684

			79,593

		TOTAL COMMON STOCKS (Cost $2,197,174)	2,485,912

PREFERRED STOCK (1.0%)

		Industrials (1.0%)
9,700		Randon, SA Implementos e Participacoes (Cost $25,524)	25,518

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.1%) #

		Other (0.1%)
7 268,576		Invesco QQQ Trust Series 1 Put, 09/15/23, Strike $335.00	$567

See accompanying Notes to Schedule of Investments

1

Calamos International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
7 268,576	Put, 09/15/23, Strike $370.00	$2,888

	TOTAL PURCHASED OPTIONS (Cost $11,346)	3,455

TOTAL INVESTMENTS (98.1%)
(Cost $2,234,044)		2,514,885

OTHER ASSETS, LESS LIABILITIES (1.9%)		47,409

NET ASSETS (100.0%)		$2,562,294

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

2

Calamos International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2023
	Value	% of Total Investments
Japanese Yen	$577,850	23.0%
European Monetary Unit	432,734	17.2%
US Dollar	209,088	8.3%
Indian Rupee	196,917	7.8%
Canadian Dollar	188,167	7.5%
British Pound Sterling	159,100	6.3%
New Taiwan Dollar	156,722	6.2%
Swedish Krona	131,720	5.2%
Hong Kong Dollar	109,544	4.4%
Australian Dollar	83,870	3.3%
Mexican Peso	60,909	2.4%
South Korean Won	56,831	2.3%
Brazilian Real	46,498	1.9%
Philippine Peso	43,965	1.8%
Polish Zloty	24,510	1.0%
Indonesian Rupiah	18,434	0.7%
Chinese Yuan Renminbi	18,026	0.7%

Total Investments	$2,514,885	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (40.7%)

	Airlines (1.5%)
99,368	Air Canada Pass Through Trust Series 2015-2, Class AA* 3.750%, 06/15/29	$92,370
100,504	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	97,317
60,451	British Airways Pass Through Trust Series 2013-1, Class A* 4.625%, 12/20/25	59,764
100,760	British Airways Pass Through Trust Series 2019-1, Class A* 3.350%, 12/15/30	88,352
126,224	JetBlue Pass Through Trust Series 2019-1, Class AA 2.750%, 11/15/33	107,458
75,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	75,823

		521,084

	Communication Services (1.9%)
200,000	Ashtead Capital, Inc.* 4.375%, 08/15/27	189,146
100,000	Charter Communications Operating, LLC / Charter Communications Operating Capital 2.800%, 04/01/31	81,090
150,000	Comcast Corp. 3.900%, 03/01/38	129,806
100,000	United States Cellular Corp. 6.700%, 12/15/33	86,562
150,000	Verizon Communications, Inc. 4.016%, 12/03/29	139,942

		626,546

	Consumer Discretionary (3.0%)
150,000	Cargill, Inc.* 3.125%, 05/25/51	107,421
200,000	Ford Motor Credit Company, LLC 4.000%, 11/13/30	172,590
100,000	GLP Capital, LP / GLP Financing II, Inc. 3.250%, 01/15/32	81,875
100,000	goeasy, Ltd.* 4.375%, 05/01/26	91,662
125,000	Kohl’s Corp. 5.550%, 07/17/45	81,469
100,000	M/I Homes, Inc. 3.950%, 02/15/30	87,385
100,000	Mattel, Inc. 6.200%, 10/01/40	94,286
100,000	Newell Brands, Inc.^ 6.375%, 09/15/27	98,382
100,000	NIKE, Inc. 2.850%, 03/27/30	89,898
100,000	Tractor Supply Company 5.250%, 05/15/33	98,830

		1,003,798

PRINCIPAL AMOUNT		VALUE

	Consumer Staples (2.5%)
125,000	Anheuser-Busch InBev Worldwide, Inc. 3.500%, 06/01/30	$115,608
125,000	Archer-Daniels-Midland Company 3.250%, 03/27/30	114,636
125,000	Costco Wholesale Corp. 1.600%, 04/20/30	103,831
100,000	Edgewell Personal Care Company* 4.125%, 04/01/29	87,568
125,000	Hershey Company 1.700%, 06/01/30	103,238
200,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.* 5.500%, 01/15/30	193,622
100,000	Kimberly-Clark Corp. 3.100%, 03/26/30	90,971
50,000	Pilgrim’s Pride Corp. 4.250%, 04/15/31	43,214

		852,688

	Energy (1.0%)
175,000	Energy Transfer, LP‡ 8.651%, 11/01/66 3 mo. USD LIBOR + 3.02%	140,406
100,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	101,747
100,000	EQT Corp.* 3.125%, 05/15/26	92,875

		335,028

	Financials (12.3%)
115,000	Ally Financial, Inc.‡ ‡‡ 4.700%, 05/15/26 5 year CMT + 3.87%	87,744
100,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	90,199
100,000	Avolon Holdings Funding, Ltd.* 5.500%, 01/15/26	97,223
125,000	AXIS Specialty Finance, PLC 4.000%, 12/06/27	117,895
100,000	Bank of America Corp.‡ 2.087%, 06/14/29 SOFR + 1.06%	85,873
	Bank of Montreal‡
150,000	3.088%, 01/10/37 5 year CMT + 1.40%	117,646
75,000	4.800%, 08/25/24 5 year CMT + 2.98%	67,129
100,000	Bank of New York Mellon Corp.‡ 5.834%, 10/25/33 SOFR + 2.07%	103,670
150,000	Berkshire Hathaway Finance Corp. 4.250%, 01/15/49	137,010
125,000	BP Capital Markets, PLC‡ 4.875%, 03/22/30 5 year CMT + 4.40%	116,396
175,000	Brookfield Finance, Inc.^ 2.724%, 04/15/31	144,272

See accompanying Notes to Schedule of Investments

1

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
150,000	Capital One Financial Corp.‡ 2.359%, 07/29/32 SOFR + 1.34%	$108,918
100,000	Charles Schwab Corp.‡ 4.000%, 06/01/26 5 year CMT + 3.17%	89,657
100,000	Chubb INA Holdings, Inc.& 4.150%, 03/13/43	86,775
150,000	Citigroup, Inc.‡ 3.875%, 02/18/26 5 year CMT + 3.42%	130,662
100,000	Essential Properties, LP 2.950%, 07/15/31	77,012
100,000	Essex Portfolio, LP 1.700%, 03/01/28	85,000
100,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	79,922
125,000	Globe Life, Inc. 4.550%, 09/15/28	121,606
150,000	Goldman Sachs Group, Inc.‡ 3.800%, 05/10/26 5 year CMT + 2.97%	124,897
250,000	ILFC E-Capital Trust II*‡ 7.314%, 12/21/65 3 mo. USD LIBOR + 1.80%	181,250
125,000	JPMorgan Chase & Company^‡ 3.650%, 06/01/26 5 year CMT + 2.85%	111,940
100,000	Level 3 Financing, Inc.* 3.400%, 03/01/27	88,360
200,000	LSEGA Financing, PLC* 2.000%, 04/06/28	172,950
125,000	Markel Corp. 3.500%, 11/01/27	116,964
100,000	MetLife, Inc. 6.400%, 12/15/66	100,705
100,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	78,493
118,000	PartnerRe Finance B, LLC^‡ 4.500%, 10/01/50 5 year CMT + 3.82%	99,819
100,000	Primerica, Inc. 2.800%, 11/19/31	83,334
100,000	Prologis, LP 2.875%, 11/15/29	88,206
100,000	Radian Group, Inc. 4.500%, 10/01/24	97,583
125,000	RenaissanceRe Finance, Inc. 3.450%, 07/01/27	116,791
100,000	SLM Corp. 3.125%, 11/02/26	88,074
100,000	Toronto-Dominion Bank 4.456%, 06/08/32	94,326
125,000	Travelers Companies, Inc. 2.550%, 04/27/50	80,838
200,000	USAA Capital Corp.* 2.125%, 05/01/30	166,740
125,000	Ventas Realty, LP 4.000%, 03/01/28	116,551
100,000	VICI Properties, LP / VICI Note Company, Inc.* 3.500%, 02/15/25	96,239

PRINCIPAL AMOUNT		VALUE
125,000	Wells Fargo & Company& 4.400%, 06/14/46	$102,311

		4,150,980

	Health Care (3.0%)
100,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	88,761
150,000	CVS Health Corp. 4.780%, 03/25/38	138,555
100,000	DaVita, Inc.* 4.625%, 06/01/30	85,464
100,000	Elanco Animal Health, Inc.^ 6.650%, 08/28/28	98,908
100,000	Illumina, Inc. 5.750%, 12/13/27	100,355
150,000	Johnson & Johnson 3.400%, 01/15/38	129,301
100,000	Kaiser Foundation Hospitals 2.810%, 06/01/41	72,694
100,000	Royalty Pharma, PLC 2.200%, 09/02/30	80,592
100,000	UnitedHealth Group, Inc. 5.250%, 02/15/28	102,399
100,000	Zoetis, Inc. 5.600%, 11/16/32	104,402

		1,001,431

	Industrials (6.2%)
125,000	Air Lease Corp.‡ 4.650%, 06/15/26 5 year CMT + 4.08%	111,625
100,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	94,940
100,000	Allegiant Travel Company* 7.250%, 08/15/27	99,025
40,000	Ball Corp. 6.875%, 03/15/28	40,970
125,000	Beacon Roofing Supply, Inc.*^ 4.500%, 11/15/26	119,428
100,000	Burlington Northern Santa Fe, LLC 4.950%, 09/15/41	97,161
100,000	Cascades, Inc. / Cascades USA, Inc.* 5.125%, 01/15/26	96,479
100,000	Cummins, Inc. 4.875%, 10/01/43	94,064
130,000	Delta Air Lines Pass Through Trust Series 2019-1, Class AA 3.204%, 10/25/25	127,512
100,000	EnerSys* 4.375%, 12/15/27	92,916
100,000	Graphic Packaging International, LLC* 1.512%, 04/15/26	89,569
80,000	GXO Logistics, Inc. 1.650%, 07/15/26	70,406
100,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	94,506
100,000	Honeywell International, Inc. 1.950%, 06/01/30	83,925

See accompanying Notes to Schedule of Investments

2

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
100,000	Illinois Tool Works, Inc. 4.875%, 09/15/41	$98,765
125,000	Infor, Inc.* 1.750%, 07/15/25	114,843
125,000	Roper Technologies, Inc. 1.400%, 09/15/27	108,676
250,000	SMBC Aviation Capital Finance DAC* 1.900%, 10/15/26	221,508
125,000	TransDigm, Inc.* 6.250%, 03/15/26	124,556
117,017	United Airlines Pass Through Trust Series 2018-1, Class B 4.600%, 09/01/27	110,678

		2,091,552

	Information Technology (3.6%)
150,000	Apple, Inc. 4.375%, 05/13/45	141,519
100,000	Broadridge Financial Solutions, Inc. 3.400%, 06/27/26	94,652
125,000	CGI, Inc. 1.450%, 09/14/26	110,755
125,000	Fortinet, Inc. 2.200%, 03/15/31	101,178
157,000	Microsoft Corp. 4.100%, 02/06/37	151,861
125,000	NVIDIA Corp. 3.500%, 04/01/40	106,523
100,000	Open Text Corp.* 6.900%, 12/01/27	102,324
100,000	Take-Two Interactive Software, Inc. 4.950%, 03/28/28	98,947
100,000	TTM Technologies, Inc.* 4.000%, 03/01/29	85,333
100,000	Twilio, Inc. 3.625%, 03/15/29	86,050
150,000	VMware, Inc. 1.800%, 08/15/28	126,196

		1,205,338

	Materials (0.9%)
100,000	ArcelorMittal, SA 6.550%, 11/29/27	103,551
100,000	Clearwater Paper Corp.*^ 5.375%, 02/01/25	98,407
100,000	Georgia-Pacific, LLC* 3.600%, 03/01/25	96,931

		298,889

	Other (0.4%)
125,000	Intact Financial Corp.* 5.459%, 09/22/32	124,514

	Real Estate (1.9%)
100,000	Brixmor Operating Partnership, LP 4.125%, 06/15/26	94,509
150,000	EPR Properties 4.950%, 04/15/28	135,146
125,000	Forestar Group, Inc.* 3.850%, 05/15/26	116,494
100,000	Healthpeak OP LLC 3.250%, 07/15/26	95,215

PRINCIPAL AMOUNT		VALUE
100,000	Public Storage 2.300%, 05/01/31	$83,217
125,000	Tanger Properties, LP 3.875%, 07/15/27	113,026

		637,607

	Utilities (2.5%)
150,000	Berkshire Hathaway Energy Company 3.800%, 07/15/48	115,460
100,000	Consolidated Edison Company of New York, Inc. 3.350%, 04/01/30	90,935
150,000	Duke Energy Carolinas, LLC 3.700%, 12/01/47	117,467
100,000	Entergy Texas, Inc. 1.500%, 09/01/26	88,683
100,000	Monongahela Power Company* 3.550%, 05/15/27	94,202
150,000	Northern States Power Company 3.750%, 12/01/47	110,304
150,000	Public Service Electric and Gas Company 3.600%, 12/01/47	119,008
125,000	Southern Company‡ 3.750%, 09/15/51 5 year CMT + 2.92%	108,466

		844,525

	TOTAL CORPORATE BONDS (Cost $15,232,173)	13,693,980

BANK LOANS (6.6%) ¡

	Airlines (0.5%)
175,750	American Airlines, Inc.‡ 10.338%, 04/20/28 3 mo. SOFR + 4.75%	182,267

	Communication Services (2.0%)
223,858	APi Group DE, Inc. 8.183%, 01/03/29 1 mo. SOFR + 2.75%	224,618
291,282	Go Daddy Operating Company, LLC 7.819%, 11/09/29 1 mo. SOFR + 2.50%	292,052
147,609	Nexstar Broadcasting, Inc.‡ 7.933%, 09/18/26 1 mo. SOFR + 2.50%	147,782

		664,452

	Consumer Discretionary (0.9%)
68,870	American Axle & Manufacturing, Inc.‡ 8.777%, 12/13/29 1 mo. SOFR + 3.50%	68,899
244,375	Murphy USA, Inc. 6.978%, 01/31/28 1 mo. SOFR + 1.75%	245,597

		314,496

See accompanying Notes to Schedule of Investments

3

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Energy (0.2%)
49,916	DT Midstream, Inc.‡ 7.433%, 06/26/28 1 mo. SOFR + 2.00%	$50,075

	Financials (0.4%)
132,484	Jazz Financing Lux Sarl‡ 8.933%, 05/05/28 1 mo. LIBOR + 3.50%	132,493

	Health Care (1.2%)
244,375	Horizon Therapeutics USA, Inc. 7.156%, 03/15/28 1 mo. SOFR + 1.75%	244,324
137,944	ICON Luxembourg S.A.R.L.‡ 7.754%, 07/03/28 3 mo. SOFR + 2.25%	138,233
34,369	PRA Health Sciences, Inc. 7.754%, 07/03/28 3 mo. SOFR + 2.25%	34,441

		416,998

	Industrials (1.2%)
294,000	AECOM Technology Corp.‡ 7.183%, 04/13/28 1 mo. SOFR + 1.75%	295,011
99,500	Summit Materials, LLC‡ 8.492%, 12/14/27 6 mo. SOFR + 3.00%	100,184

		395,195

	Materials (0.2%)
29,630	American Axle & Manufacturing, Inc.‡ 8.436%, 12/13/29 6 mo. SOFR + 3.50%	29,642
41,513	Axalta Coating Systems U.S. Holdings, Inc. 8.242%, 12/20/29 3 mo. SOFR + 3.00%	41,675

		71,317

	TOTAL BANK LOANS (Cost $2,214,873)	2,227,293

SOVEREIGN BOND (0.7%)
300,000	Province of Ontario Canada 1.800%, 10/14/31 (Cost $299,272)	247,797

U.S. GOVERNMENT AND AGENCY SECURITIES (40.9%)

	Other (40.9%)
	Federal Home Loan Mortgage Corp. Pool
85,919	2.500%, 02/01/35	78,297
144,416	4.000%, 05/01/49	136,679
	Federal National Mortgage Association
125,759	2.500%, 09/01/31	116,678
99,611	3.000%, 02/01/33	93,703
53,195	3.000%, 01/01/35	49,788
264,631	3.000%, 07/01/46	236,306
170,155	3.000%, 03/01/47	151,942
47,108	4.000%, 03/01/47	44,668
148,412	3.500%, 08/01/47	136,484
83,747	4.500%, 04/01/48	81,530

PRINCIPAL AMOUNT		VALUE
108,812	4.000%, 06/01/48	$103,093
74,652	3.500%, 02/01/49	68,662
65,464	3.000%, 07/01/49	57,905
126,773	3.500%, 11/01/49	116,171
607,944	2.500%, 04/01/50	515,402
527,451	3.000%, 04/01/50	465,854
433,946	3.500%, 04/01/50	397,061
817,158	2.500%, 07/01/51	689,714
596,267	2.000%, 01/01/52	483,244
599,662	4.500%, 06/01/52	574,375
531,886	4.000%, 11/01/52	496,811
479,232	4.500%, 11/01/52	459,023
473,523	5.500%, 12/01/52	470,439
	Government National Mortgage Association II Pool
146,112	3.500%, 10/20/47	136,070
111,019	3.000%, 10/20/47	100,243
	U.S. Treasury Bond
500,000	3.500%, 02/15/39	471,563
400,000	1.125%, 05/15/40	254,000
200,000	4.000%, 11/15/42	194,875
460,000	3.875%, 02/15/43	439,659
325,000	3.875%, 05/15/43^	310,731
500,000	3.000%, 05/15/47	410,313
300,000	3.000%, 02/15/49	246,774
500,000	2.250%, 08/15/49	353,125
125,000	2.375%, 11/15/49	90,742
500,000	2.000%, 02/15/50	333,047
200,000	2.875%, 05/15/52	161,078
838,338	U.S. Treasury Inflation Indexed Note 0.500%, 01/15/28	787,640
	U.S. Treasury Note
675,000	3.875%, 03/31/25	662,054
500,000	4.500%, 07/15/26	499,824
200,000	3.875%, 12/31/27	196,961
175,000	3.750%, 06/30/30	171,582
375,000	1.875%, 02/15/32	318,516
360,000	2.875%, 05/15/32	330,778
100,000	3.500%, 02/15/33	96,383
600,000	3.375%, 05/15/33	572,203
350,000	3.000%, 08/15/52	289,324
325,000	3.625%, 02/15/53	303,240

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $15,360,851)	13,754,554

RESIDENTIAL MORTGAGE BACKED SECURITIES (1.7%)

	Other (1.7%)
100,000	BX Trust Series 2019-OC11, Class A* 3.202%, 12/09/41	85,929
500,000	Freddie Mac Multifamily Structured Pass Through Certificates K157, Class A2‡ 3.990%, 05/25/33	479,847

	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $686,753)	565,776

See accompanying Notes to Schedule of Investments

4

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

ASSET BACKED SECURITIES (6.8%)

	Communication Services (0.3%)
100,000	T-Mobile U.S. Trust Series 2022-1A, Class A* 4.910%, 05/22/28	$98,949

	Financials (3.5%)
108,584	Commonbond Student Loan Trust Series 2021-A-GS, Class A* 1.200%, 03/25/52	90,126
150,000	Dell Equipment Finance Trust Series 2021-1, Class B* 0.710%, 05/22/26	148,943
87,899	ELFI Graduate Loan Program, LLC Series 2022-A, Class A* 4.510%, 08/26/47	83,274
55,000	Enterprise Fleet Financing, LLC Series 2022-4, Class A2* 5.760%, 10/22/29	54,867
150,000	Hertz Vehicle Financing III, LP Series 2021-2A, Class A* 1.680%, 12/27/27	130,975
150,000	Oscar US Funding XII, LLC Series 2021-1A, Class A4* 1.000%, 04/10/28	139,697
110,000	Pawneee Equipment Receivables, LLC Series 2022-1, Class A3* 5.170%, 02/15/28	108,642
237,000	Progress Residential Trust Series 2021-SFR5, Class B* 1.658%, 07/17/38	207,964
80,793	SoFi Professional Loan Program, LLC Series 2017-F, Class A2FX* 2.840%, 01/25/41	77,554
150,000	Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A* 2.560%, 11/25/31	146,098

		1,188,140

	Other (3.0%)
150,000	Aligned Data Centers Issuer, LLC Series 2021-1A, Class A2* 1.937%, 08/15/46	131,252
59,234	Amur Equipment Finance Receivables VIII, LLC Series 2020-1A, Class C* 3.060%, 04/20/26	58,973
88,423	Amur Equipment Finance Receivables XI, LLC Series 2022-2A, Class A2* 5.300%, 06/21/28	87,591
102,250	CLI Funding VI, LLC Series 2020-3A, Class A* 2.070%, 10/18/45	88,951
100,000	Daimler Trucks Retail Trust Series 2022-1, Class A3 5.230%, 02/17/26	99,199
102,820	MVW Owner Trust Series 2019-1A, Class A* 2.890%, 11/20/36	98,149
25,223	SCF Equipment Leasing, LLC Series 2020-1A, Class A3* 1.190%, 10/20/27	24,952

PRINCIPAL AMOUNT		VALUE
112,266	SCF Equipment Leasing, LLC Series 2021-1A, Class A3* 0.830%, 08/21/28	$109,389
99,792	SVC ABS, LLC Series 2023-1A, - Class A* 5.150%, 02/20/53	95,410
225,000	Tesla Auto Lease Trust Series 2021-B, Class B* 0.910%, 09/22/25	213,709

		1,007,575

	TOTAL ASSET BACKED SECURITIES (Cost $2,441,170)	2,294,664

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.4%)
806,060	State Street Navigator Securities Lending Government Money Market Portfolio, 5.269%†*** (Cost $806,060)	806,060

TOTAL INVESTMENTS (99.8%)
(Cost $37,041,152)		33,590,124

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.4%)		(806,060)

OTHER ASSETS, LESS LIABILITIES (2.6%)		865,379

NET ASSETS (100.0%)		$33,649,443

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2023.
‡‡	Perpetual maturity.
&	Illiquid security.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2023.
***	The rate disclosed is the 7 day net yield as of July 31, 2023.

See accompanying Notes to Schedule of Investments

5

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

FUTURES CONTRACTS
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
1,500,000	U.S. Treasury Note 5-Year	Sep 2023	$1,602,305	$(33,083)

See accompanying Notes to Schedule of Investments

6

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (81.4%)

	Airlines (1.8%)
17,334	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	$17,206
92,463	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	89,532
46,684	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	47,109
109,200	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	96,355
59,583	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.* 5.500%, 04/20/26	58,755
99,405	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	89,215
95,351	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	96,133
123,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	124,488

		618,793

	Communication Services (8.7%)
200,000	Altice France, SA* 5.500%, 10/15/29	142,224
105,000	APi Group DE, Inc.* 4.750%, 10/15/29	93,578
94,000	Arrow Bidco, LLC* 9.500%, 03/15/24	94,257
200,000	Ashtead Capital, Inc.* 2.450%, 08/12/31	158,472
	Audacy Capital Corp.*
119,000	6.750%, 03/31/29	2,600
44,000	6.500%, 05/01/27	1,058
76,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	62,436
135,000	Consolidated Communications, Inc.*^ 6.500%, 10/01/28	105,525
	CSC Holdings, LLC*
250,000	5.375%, 02/01/28	208,968
220,000	4.500%, 11/15/31	158,061
215,000	5.750%, 01/15/30	111,609
	Diamond Sports Group, LLC / Diamond Sports Finance Company*@
75,000	6.625%, 08/15/27&	2,216
55,000	5.375%, 08/15/26	1,753
115,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	103,913
66,000	Embarq Corp. 7.995%, 06/01/36	37,522
101,000	Frontier California, Inc. 6.750%, 05/15/27	93,320

PRINCIPAL AMOUNT		VALUE
	Frontier Communications Holdings, LLC*
60,000	5.000%, 05/01/28	$50,902
24,000	8.750%, 05/15/30	23,152
101,000	Frontier Florida, LLC@ 6.860%, 02/01/28	94,791
140,000	Frontier North, Inc.@ 6.730%, 02/15/28	126,567
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
90,000	3.500%, 03/01/29	77,574
25,000	5.250%, 12/01/27	24,051
	iHeartCommunications, Inc.
35,000	8.375%, 05/01/27	23,975
35,000	5.250%, 08/15/27*	27,616
	Intelsat Jackson Holdings, SA@&
70,000	9.750%, 07/15/25*	—
50,000	5.500%, 08/01/23	—
76,068	Ligado Networks, LLC* 15.500%, 11/01/23 15.50% PIK rate	26,431
	Lumen Technologies, Inc.
65,000	7.600%, 09/15/39	23,893
45,000	4.000%, 02/15/27*^	29,610
48,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	39,608
67,000	Paramount Global‡ 6.375%, 03/30/62 5 year CMT + 4.00%	55,349
31,000	Qwest Corp. 7.250%, 09/15/25	30,276
	Scripps Escrow II, Inc.*
46,000	3.875%, 01/15/29	38,275
23,000	5.375%, 01/15/31	17,527
85,000	Scripps Escrow, Inc.*^ 5.875%, 07/15/27	71,129
	Sirius XM Radio, Inc.*
115,000	5.500%, 07/01/29	105,225
95,000	4.000%, 07/15/28	82,760
50,000	3.125%, 09/01/26	45,104
24,000	3.875%, 09/01/31^	18,814
77,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	53,394
85,000	Sprint, LLC 7.125%, 06/15/24	85,819
80,000	Stagwell Global, LLC* 5.625%, 08/15/29	68,170
104,000	TEGNA, Inc. 4.625%, 03/15/28	93,762
80,000	Telecom Italia Capital, SA 6.000%, 09/30/34	64,777
98,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	58,855
35,000	Time Warner Cable, LLC 7.300%, 07/01/38	35,729
151,000	United States Cellular Corp.^ 6.700%, 12/15/33	130,709
35,000	Univision Communications, Inc.* 8.000%, 08/15/28	35,298

		3,036,654

See accompanying Notes to Schedule of Investments

1

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Consumer Discretionary (17.6%)
100,000	Abercrombie & Fitch Management Company*^ 8.750%, 07/15/25	$101,614
120,000	Adient Global Holdings Company*^ 8.250%, 04/15/31	123,400
36,000	American Axle & Manufacturing, Inc. 6.875%, 07/01/28	34,296
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
84,000	4.625%, 08/01/29^	72,830
72,000	6.625%, 01/15/28	69,472
118,000	At Home Group, Inc.* 4.875%, 07/15/28	68,622
	Bath & Body Works, Inc.
123,000	6.694%, 01/15/27	123,596
115,000	6.875%, 11/01/35	106,804
	Caesars Entertainment Corp.*^
61,000	4.625%, 10/15/29	53,753
46,000	8.125%, 07/01/27	47,280
	Carnival Corp.*
46,000	7.625%, 03/01/26	45,441
45,000	4.000%, 08/01/28	40,052
44,000	10.500%, 02/01/26	46,395
100,000	Carriage Services, Inc.*^ 4.250%, 05/15/29	86,794
65,000	Carvana Company* 4.875%, 09/01/29	40,373
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
190,000	4.250%, 02/01/31	156,207
185,000	5.125%, 05/01/27	173,739
110,000	6.375%, 09/01/29	105,260
100,000	4.750%, 03/01/30	86,707
55,000	5.000%, 02/01/28	50,906
50,000	4.500%, 08/15/30	42,346
48,000	4.750%, 02/01/32	39,800
48,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	44,643
75,000	Cedar Fair, LP^ 5.250%, 07/15/29	67,418
50,000	Churchill Downs, Inc.* 6.750%, 05/01/31	48,934
	Dana, Inc.
80,000	4.250%, 09/01/30	68,722
68,000	4.500%, 02/15/32^	57,129
	DISH DBS Corp.
100,000	5.250%, 12/01/26*	82,117
77,000	7.750%, 07/01/26	49,924
60,000	7.375%, 07/01/28	33,835
45,000	5.125%, 06/01/29	22,775
88,000	DISH Network Corp.* 11.750%, 11/15/27	88,626
200,000	Empire Resorts, Inc.* 7.750%, 11/01/26	162,382
95,000	Everi Holdings, Inc.* 5.000%, 07/15/29	84,343
100,000	Ford Motor Company^ 6.100%, 08/19/32	96,827
	Ford Motor Credit Company, LLC
200,000	5.113%, 05/03/29	186,808
200,000	4.000%, 11/13/30	172,590
200,000	2.900%, 02/16/28	172,400

PRINCIPAL AMOUNT		VALUE
	Gap, Inc.*
36,000	3.875%, 10/01/31	$25,775
5,000	3.625%, 10/01/29	3,730
	goeasy, Ltd.*
150,000	5.375%, 12/01/24	146,416
80,000	4.375%, 05/01/26	73,330
41,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	36,291
95,000	Guitar Center, Inc.*^ 8.500%, 01/15/26	87,518
55,000	Kohl’s Corp. 5.550%, 07/17/45	35,846
100,000	LCM Investments Holdings II, LLC* 8.250%, 08/01/31	101,663
95,000	Liberty Interactive, LLC 8.250%, 02/01/30	35,625
	Life Time, Inc.*
90,000	8.000%, 04/15/26^	90,165
50,000	5.750%, 01/15/26	49,091
35,000	Lindblad Expeditions Holdings, Inc.* 9.000%, 05/15/28	36,168
62,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	60,099
65,000	M/I Homes, Inc. 3.950%, 02/15/30	56,800
	Macy’s Retail Holdings, LLC
159,000	6.700%, 07/15/34*	132,415
50,000	4.300%, 02/15/43	31,472
200,000	Mclaren Finance, PLC* 7.500%, 08/01/26	178,670
100,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	89,041
66,000	Mohegan Tribal Gaming Authority* 8.000%, 02/01/26	60,521
	Newell Brands, Inc.^
25,000	6.375%, 09/15/27	24,595
13,000	6.625%, 09/15/29	13,031
	Nordstrom, Inc.
50,000	5.000%, 01/15/44	34,121
48,000	4.250%, 08/01/31	37,925
100,000	Penn Entertainment, Inc.*^ 4.125%, 07/01/29	82,719
250,000	PetSmart, Inc. / PetSmart Finance Corp.* 4.750%, 02/15/28	229,700
120,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*^ 5.625%, 09/01/29	91,843
257,000	Rite Aid Corp.* 8.000%, 11/15/26	128,775
50,000	Royal Caribbean Cruises, Ltd.* 7.250%, 01/15/30	50,732
120,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	100,115
180,000	Six Flags Entertainment Corp.*^ 7.250%, 05/15/31	172,388
108,000	Sonic Automotive, Inc.*^ 4.625%, 11/15/29	92,649

See accompanying Notes to Schedule of Investments

2

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
70,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	$65,579
160,000	Station Casinos, LLC* 4.500%, 02/15/28	145,328
59,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	57,638
25,000	Viking Cruises, Ltd.* 9.125%, 07/15/31	25,703
100,000	Vista Outdoor, Inc.*^ 4.500%, 03/15/29	85,147
45,000	Windsor Holdings III, LLC* 8.500%, 06/15/30	45,286
175,000	ZF North America Capital, Inc.* 7.125%, 04/14/30	180,236

		6,149,306

	Consumer Staples (3.4%)
117,000	1375209 B.C., Ltd.* 9.000%, 01/30/28	117,476
107,000	Central Garden & Pet Company* 4.125%, 04/30/31	89,698
110,000	Edgewell Personal Care Company* 4.125%, 04/01/29	96,325
	Energizer Holdings, Inc.*^
115,000	4.375%, 03/31/29	100,081
24,000	6.500%, 12/31/27	23,459
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*
115,000	5.500%, 01/15/30	111,333
60,000	5.125%, 02/01/28	58,368
35,000	5.750%, 04/01/33^	33,621
63,000	New Albertsons, LP 7.750%, 06/15/26	65,274
96,000	Performance Food Group, Inc.* 4.250%, 08/01/29	85,282
	Pilgrim’s Pride Corp.
80,000	5.875%, 09/30/27*	79,086
75,000	4.250%, 04/15/31	64,821
39,000	Post Holdings, Inc.* 5.750%, 03/01/27	38,259
90,000	Prestige Brands, Inc.* 3.750%, 04/01/31	75,878
55,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	45,903
130,000	Vector Group, Ltd.* 5.750%, 02/01/29	113,398

		1,198,262

	Energy (9.8%)
90,000	Antero Resources Corp.*^ 5.375%, 03/01/30	83,963
90,000	Apache Corp. 5.100%, 09/01/40	76,523
	Buckeye Partners, LP
75,000	3.950%, 12/01/26	69,154
50,000	5.850%, 11/15/43	38,720
135,000	Callon Petroleum Company*^ 7.500%, 06/15/30	131,262
45,000	Cheniere Energy, Inc. 4.625%, 10/15/28	42,399
72,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	71,744

PRINCIPAL AMOUNT		VALUE
28,000	Civitas Resources, Inc.* 8.750%, 07/01/31	$28,996
	Continental Resources, Inc.*
75,000	2.875%, 04/01/32	58,370
45,000	5.750%, 01/15/31	43,610
76,000	DT Midstream, Inc.* 4.125%, 06/15/29	67,472
	Earthstone Energy Holdings, LLC*
85,000	8.000%, 04/15/27	84,650
35,000	9.875%, 07/15/31	36,213
55,000	Enbridge, Inc.‡ 7.375%, 01/15/83 5 year CMT + 3.71%	54,557
	Energy Transfer, LP‡
140,000	8.651%, 11/01/66 3 mo. USD LIBOR + 3.28%	112,325
70,000	6.500%, 11/15/26 5 year CMT + 5.69%	63,892
	EnLink Midstream Partners, LP
120,000	9.618%, 08/31/23‡ 3 mo. USD LIBOR + 4.11%	103,846
90,000	4.850%, 07/15/26	87,540
61,000	Enlink Midstream, LLC* 6.500%, 09/01/30	61,531
100,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	101,747
	Genesis Energy, LP / Genesis Energy Finance Corp.
77,000	6.250%, 05/15/26^	73,945
25,000	8.875%, 04/15/30	24,970
	Gulfport Energy Corp.
95,000	8.000%, 05/17/26*	96,295
90,000	6.375%, 05/15/25@&	—
27,505	8.000%, 05/17/26^	27,880
125,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	115,617
72,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	69,842
89,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	87,281
	Moss Creek Resources Holdings, Inc.*
50,000	7.500%, 01/15/26	46,857
45,000	10.500%, 05/15/27	43,999
70,000	Nabors Industries, Inc.* 7.375%, 05/15/27	68,545
70,000	Nabors Industries, Ltd.* 7.500%, 01/15/28	64,518
	New Fortress Energy, Inc.*
86,000	6.750%, 09/15/25	81,951
45,000	6.500%, 09/30/26	41,338
95,000	Parkland Corp.* 5.875%, 07/15/27	92,463
100,000	Patterson-UTI Energy, Inc. 5.150%, 11/15/29	92,792
100,000	Plains All American Pipeline, LP‡ 9.431%, 08/31/23 3 mo. USD LIBOR + 4.11%	90,851
90,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	82,790
	Southwestern Energy Company
49,000	4.750%, 02/01/32	43,697
45,000	5.375%, 02/01/29	42,570

See accompanying Notes to Schedule of Investments

3

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
24,000	Sunoco, LP / Sunoco Finance Corp. 4.500%, 04/30/30	$21,368
123,000	Transocean, Inc.* 8.750%, 02/15/30	127,735
	Venture Global Calcasieu Pass, LLC*
60,000	6.250%, 01/15/30	58,726
25,000	4.125%, 08/15/31	21,242
25,000	3.875%, 08/15/29	21,696
	Venture Global LNG, Inc.*
120,000	8.375%, 06/01/31	121,874
75,000	8.125%, 06/01/28	76,268
	Vital Energy, Inc.
55,000	7.750%, 07/31/29*	47,248
46,000	9.500%, 01/15/25^	45,967
90,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	83,729
95,000	Weatherford International, Ltd.* 8.625%, 04/30/30	97,437

		3,430,005

	Financials (13.6%)
115,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	111,363
120,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	119,772
130,000	AG Issuer, LLC* 6.250%, 03/01/28	125,775
145,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	138,099
	Ally Financial, Inc.
101,000	4.700%, 05/15/26‡ ‡‡ 5 year CMT + 3.87%	77,062
45,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	31,768
40,000	8.000%, 11/01/31	42,482
150,000	AmWINS Group, Inc.* 4.875%, 06/30/29	137,652
98,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	88,395
40,000	Avolon Holdings Funding, Ltd.* 5.500%, 01/15/26	38,889
170,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	151,941
	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
85,000	4.500%, 04/01/27	73,596
56,000	5.750%, 05/15/26	52,594
200,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	183,108
85,000	Castlelake Aviation Finance DAC*^ 5.000%, 04/15/27	78,517
	Credit Acceptance Corp.
120,000	6.625%, 03/15/26^	117,750
89,000	5.125%, 12/31/24*	87,282
123,000	Enact Holdings, Inc.* 6.500%, 08/15/25	121,827

PRINCIPAL AMOUNT		VALUE
138,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	$110,292
156,000	Greystar Real Estate Partners, LLC*^ 5.750%, 12/01/25	153,992
68,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	55,219
	Iron Mountain, Inc.*
195,000	5.250%, 03/15/28	183,511
22,000	7.000%, 02/15/29	22,104
260,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.* 5.000%, 08/15/28	222,240
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
182,000	5.250%, 10/01/25	174,520
48,000	4.750%, 06/15/29	40,494
138,000	LD Holdings Group, LLC* 6.125%, 04/01/28	90,738
	Level 3 Financing, Inc.*
119,000	3.400%, 03/01/27	105,148
110,000	4.250%, 07/01/28	78,025
45,000	4.625%, 09/15/27	34,262
65,000	LPL Holdings, Inc.* 4.000%, 03/15/29	58,321
193,000	MetLife, Inc. 6.400%, 12/15/66	194,361
110,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	99,851
	Navient Corp.
95,000	5.000%, 03/15/27	86,092
50,000	4.875%, 03/15/28	43,735
110,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	86,342
	OneMain Finance Corp.
65,000	3.875%, 09/15/28	53,610
60,000	9.000%, 01/15/29	61,021
45,000	7.125%, 03/15/26^	44,604
45,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*^ 5.875%, 10/01/28	41,740
150,000	PHH Mortgage Corp.* 7.875%, 03/15/26	136,004
25,000	PNC Financial Services Group, Inc.‡ 6.000%, 05/15/27 5 year CMT + 3.00%	23,200
100,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	89,202
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
45,000	3.875%, 03/01/31	37,121
45,000	3.625%, 03/01/29	38,365
20,000	2.875%, 10/15/26	17,857
90,000	StoneX Group, Inc.* 8.625%, 06/15/25	91,249
	United Wholesale Mortgage, LLC*
100,000	5.500%, 04/15/29	88,021

See accompanying Notes to Schedule of Investments

4

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
50,000	5.750%, 06/15/27	$46,821
	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*
50,000	10.500%, 02/15/28	49,738
50,000	6.500%, 02/15/29	34,864
200,000	VZ Secured Financing, BV* 5.000%, 01/15/32	162,772
98,000	XHR, LP* 6.375%, 08/15/25	96,727

		4,730,035

	Health Care (5.4%)
	Bausch Health Companies, Inc.*
210,000	11.000%, 09/30/28	155,757
39,000	14.000%, 10/15/30	24,894
36,000	6.125%, 02/01/27	23,778
	CHS/Community Health Systems, Inc.*
170,000	6.125%, 04/01/30	107,437
100,000	8.000%, 03/15/26	98,352
49,000	6.875%, 04/15/29	32,646
12,000	5.250%, 05/15/30	9,609
	DaVita, Inc.*
175,000	4.625%, 06/01/30	149,562
100,000	3.750%, 02/15/31	80,030
	Embecta Corp.*
72,000	5.000%, 02/15/30	59,473
24,000	6.750%, 02/15/30	21,189
	Encompass Health Corp.
45,000	4.750%, 02/01/30	41,016
45,000	4.500%, 02/01/28	41,864
110,000	HCA, Inc. 7.500%, 11/06/33	121,464
210,000	Jazz Securities DAC* 4.375%, 01/15/29	187,068
19,970	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 10.000%, 06/15/29	3,321
	Medline Borrower, LP*
110,000	5.250%, 10/01/29	97,764
110,000	3.875%, 04/01/29	96,475
200,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV* 5.125%, 04/30/31	169,758
107,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	55,472
	Tenet Healthcare Corp.
200,000	6.250%, 02/01/27	196,438
120,000	6.875%, 11/15/31	120,285

		1,893,652

	Industrials (12.5%)
100,000	ACCO Brands Corp.*^ 4.250%, 03/15/29	85,970
150,000	AerCap Holdings, NV‡ 5.875%, 10/10/79 5 year CMT + 4.54%	145,425
95,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	69,004
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
155,000	4.625%, 01/15/27	147,157
91,000	3.500%, 03/15/29	79,256
75,000	5.875%, 02/15/28	73,431

PRINCIPAL AMOUNT		VALUE
100,000	Allegiant Travel Company* 7.250%, 08/15/27	$99,025
20,000	American Airlines Group, Inc.* 3.750%, 03/01/25	19,107
49,000	Arcosa, Inc.* 4.375%, 04/15/29	44,424
225,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	183,258
68,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	60,174
87,000	BWX Technologies, Inc.* 4.125%, 04/15/29	79,022
	Cascades, Inc. / Cascades USA, Inc.*
50,000	5.375%, 01/15/28	47,296
45,000	5.125%, 01/15/26	43,416
23,000	Delta Air Lines, Inc. 7.375%, 01/15/26	23,899
23,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.750%, 10/20/28	22,287
125,000	Deluxe Corp.* 8.000%, 06/01/29	105,055
72,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	69,533
25,000	Emerald Debt Merger Sub, LLC* 6.625%, 12/15/30	24,893
45,000	EnerSys* 4.375%, 12/15/27	41,812
57,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	50,188
	Graphic Packaging International, LLC*
60,000	4.750%, 07/15/27	57,859
44,000	3.500%, 03/01/29	38,514
107,000	Great Lakes Dredge & Dock Corp.*^ 5.250%, 06/01/29	91,131
180,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	158,215
130,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	122,858
115,000	Herc Holdings, Inc.* 5.500%, 07/15/27	110,596
115,000	IEA Energy Services, LLC* 6.625%, 08/15/29	112,557
110,000	JELD-WEN, Inc.*^ 4.625%, 12/15/25	108,317
145,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	127,833
100,000	Knife River Holding Company* 7.750%, 05/01/31	102,426
46,000	MasTec, Inc.* 4.500%, 08/15/28	42,798
60,000	Moog, Inc.* 4.250%, 12/15/27	55,659
120,000	Newfold Digital Holdings Group, Inc.* 6.000%, 02/15/29	88,661
95,000	Novelis Corp.* 4.750%, 01/30/30	85,503
35,000	OI European Group, BV* 4.750%, 02/15/30	31,765

See accompanying Notes to Schedule of Investments

5

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
100,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC* 4.000%, 10/15/27	$90,188
135,000	Patrick Industries, Inc.*^ 4.750%, 05/01/29	117,491
45,000	QVC, Inc. 5.450%, 08/15/34	22,811
	Sealed Air Corp.*
78,000	6.125%, 02/01/28	77,925
24,000	5.000%, 04/15/29	22,433
86,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	72,773
	Sinclair Television Group, Inc.*
71,000	4.125%, 12/01/30	46,303
45,000	5.500%, 03/01/30	23,743
90,000	Standard Industries, Inc.* 5.000%, 02/15/27	86,315
76,000	Stericycle, Inc.* 3.875%, 01/15/29	67,220
69,000	STL Holding Company, LLC* 7.500%, 02/15/26	64,314
	TransDigm, Inc.
180,000	7.500%, 03/15/27	179,969
115,000	6.250%, 03/15/26*	114,592
70,000	6.750%, 08/15/28*	70,432
71,000	Tronox, Inc.* 4.625%, 03/15/29	58,919
36,679	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	33,061
96,000	Vertiv Group Corp.* 4.125%, 11/15/28	86,281
90,000	Wabash National Corp.* 4.500%, 10/15/28	75,975
75,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	71,066
25,000	WESCO Distribution, Inc.* 7.250%, 06/15/28	25,556
	Williams Scotsman International, Inc.*
90,000	6.125%, 06/15/25	89,727
23,000	4.625%, 08/15/28	21,250

		4,366,668

	Information Technology (3.5%)
48,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	43,434
56,000	Coherent Corp.*^ 5.000%, 12/15/29	50,473
100,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	90,857
90,000	CommScope, Inc.* 4.750%, 09/01/29	69,356
48,000	Dun & Bradstreet Corp.*^ 5.000%, 12/15/29	42,582
48,000	Fair Isaac Corp.* 4.000%, 06/15/28	44,119
100,000	KBR, Inc.* 4.750%, 09/30/28	91,635
	MPH Acquisition Holdings, LLC*
100,000	5.750%, 11/01/28^	76,667
50,000	5.500%, 09/01/28	43,647
44,000	NCR Corp.* 5.125%, 04/15/29	39,422

PRINCIPAL AMOUNT		VALUE
68,000	ON Semiconductor Corp.* 3.875%, 09/01/28	$61,671
	Open Text Corp.*
72,000	3.875%, 02/15/28	64,202
45,000	6.900%, 12/01/27	46,046
36,000	3.875%, 12/01/29	30,478
36,000	Open Text Holdings, Inc.*^ 4.125%, 12/01/31	29,925
44,000	Playtika Holding Corp.*^ 4.250%, 03/15/29	38,874
120,000	TTM Technologies, Inc.* 4.000%, 03/01/29	102,400
	Twilio, Inc.
65,000	3.625%, 03/15/29	55,932
23,000	3.875%, 03/15/31^	19,488
100,000	Viavi Solutions, Inc.*^ 3.750%, 10/01/29	86,233
100,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*^ 3.875%, 02/01/29	86,098

		1,213,539

	Materials (3.1%)
52,000	ArcelorMittal, SA 7.000%, 10/15/39	53,951
47,000	ATI, Inc. 5.875%, 12/01/27	45,922
25,000	Carpenter Technology Corp. 7.625%, 03/15/30	25,548
70,000	Chemours Company*^ 4.625%, 11/15/29	59,329
145,000	Clearwater Paper Corp.* 4.750%, 08/15/28	128,541
75,000	Cleveland-Cliffs, Inc.* 6.750%, 04/15/30	73,150
	Commercial Metals Company
48,000	4.125%, 01/15/30	43,205
24,000	4.375%, 03/15/32	20,978
68,000	HB Fuller Company 4.250%, 10/15/28	61,080
85,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	84,254
	Kaiser Aluminum Corp.*
100,000	4.625%, 03/01/28	89,926
11,000	4.500%, 06/01/31	9,028
24,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	20,177
117,000	Mercer International, Inc.^ 5.125%, 02/01/29	96,051
	Owens-Brockway Glass Container, Inc.*^
65,000	7.250%, 05/15/31	66,146
65,000	6.625%, 05/13/27	64,837
100,000	Silgan Holdings, Inc. 4.125%, 02/01/28	91,654
44,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	25,900

		1,059,677

	Other (0.3%)
	Gen Digital, Inc.*^
45,000	7.125%, 09/30/30	45,394

See accompanying Notes to Schedule of Investments

6

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
45,000	6.750%, 09/30/27	$45,199

		90,593

	Real Estate (0.8%)
71,000	EPR Properties 3.750%, 08/15/29	58,463
	Forestar Group, Inc.*
67,000	5.000%, 03/01/28	62,416
48,000	3.850%, 05/15/26	44,734
95,000	MIWD Holdco II, LLC / MIWD Finance Corp.* 5.500%, 02/01/30	80,855
45,000	Service Properties Trust 5.250%, 02/15/26	41,127

		287,595

	Special Purpose Acquisition Companies (0.4%)
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
95,000	6.750%, 01/15/30	81,712
46,000	4.625%, 01/15/29	40,361

		122,073

	Utilities (0.5%)
34,000	PPL Capital Funding, Inc.‡ 8.203%, 03/30/67 3 mo. USD LIBOR + 2.67%	30,817
90,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	83,768
	Vistra Corp.*‡
45,000	7.000%, 12/15/26 5 year CMT + 5.74%	40,571
25,000	8.000%, 10/15/26 5 year CMT + 6.93%	23,832

		178,988

	TOTAL CORPORATE BONDS (Cost $31,784,944)	28,375,840

CONVERTIBLE BONDS (0.8%)

	Communication Services (0.1%)
67,000	Cable One, Inc. 0.000%, 03/15/26	55,172

	Consumer Discretionary (0.6%)
	DISH Network Corp.
189,000	2.375%, 03/15/24	174,241
45,000	0.000%, 12/15/25	27,481

		201,722

	Other (0.1%)
50,000	Multiplan Corp.* 6.000%, 10/15/27	34,114

	TOTAL CONVERTIBLE BONDS (Cost $305,232)	291,008

BANK LOANS (13.2%) ¡

	Airlines (0.5%)
90,250	American Airlines, Inc.‡ 10.338%, 04/20/28 3 mo. SOFR + 4.75%	93,596

PRINCIPAL AMOUNT		VALUE
80,000	Mileage Plus Holdings, LLC‡ 10.764%, 06/21/27 3 mo. LIBOR + 5.25%	$83,550

		177,146

	Communication Services (1.3%)
120,000	Clear Channel Outdoor Holdings, Inc.‡ 9.131%, 08/21/26 3 mo. SOFR + 3.50%	116,550
313	Clear Channel Outdoor Holdings, Inc.‡ 8.933%, 08/21/26 1 mo. SOFR + 3.50%	303
79,542	CMG Media Corp.‡ 8.842%, 12/17/26 3 mo. SOFR + 3.50%	72,440
124,048	DIRECTV Financing, LLC‡ 10.433%, 08/02/27 1 mo. SOFR + 5.00%	123,467
146,000	Entercom Media Corp.‡ 8.131%, 11/18/24 3 mo. SOFR + 2.50%	80,404
50,000	Telesat Canada‡ 8.183%, 12/07/26 1 mo. SOFR + 2.75%	30,754
49,500	Univision Communications, Inc.‡ 9.492%, 06/24/29 3 mo. SOFR + 4.25%	49,547

		473,465

	Consumer Discretionary (2.6%)
68,870	American Axle & Manufacturing, Inc.‡ 8.777%, 12/13/29 1 mo. SOFR + 3.50%	68,899
99,750	Caesars Entertainment, Inc.‡ 8.555%, 02/06/30 1 mo. SOFR + 3.25%	99,937
99,750	Hanesbrands, Inc.‡ 9.055%, 03/08/30 1 mo. SOFR + 3.75%	99,844
52,191	Life Time Fitness, Inc.‡ 10.050%, 01/15/26 3 mo. SOFR + 4.75%	52,474
48,114	PENN Entertainment, Inc. 8.169%, 05/03/29 1 mo. SOFR + 2.75%	48,114
151,553	Petco Health and Wellness Company, Inc.‡ 8.753%, 03/03/28 3 mo. SOFR + 3.25%	151,254
87,954	PetSmart, Inc.‡ 9.169%, 02/11/28 1 mo. SOFR + 3.75%	88,033
85,000	SkyMiles IP, Ltd.‡ 9.076%, 10/20/27 3 mo. SOFR + 3.75%	88,492
62,492	TKC Holdings, Inc.‡ 10.933%, 05/15/28 1 mo. LIBOR + 5.50%	58,892
25,000	Windsor Holdings III, LLC! 0.000%, 06/21/30	24,958

See accompanying Notes to Schedule of Investments

7

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
155,925	WW International, Inc.‡ 8.933%, 04/13/28 1 mo. SOFR + 3.50%	$117,788

		898,685

	Consumer Staples (0.1%)
50,000	United Natural Foods, Inc.! 0.000%, 10/22/25	50,138

	Energy (0.3%)
94,763	Par Petroleum, LLC‡ 9.614%, 02/28/30 3 mo. SOFR + 4.25%	94,368

	Financials (1.8%)
99,749	Alliant Holdings Intermediate, LLC‡ 8.722%, 11/05/27 1 mo. SOFR + 3.50%	99,677
75,000	Amynta Agency Borrower, Inc.‡ 10.419%, 02/28/28 1 mo. SOFR + 5.00%	74,069
99,246	AssuredPartners, Inc.‡ 8.819%, 02/12/27 1 mo. SOFR + 3.50%	98,874
60,000	Avolon TLB Borrower 1 (US), LLC‡ 7.755%, 06/22/28 1 mo. SOFR + 2.50%	60,087
54,725	Castlelake Aviation, Ltd.‡ 8.004%, 10/22/27 3 mo. SOFR + 2.75%	54,764
99,500	Hub International, Ltd.‡ 9.072%, 11/10/29 3 mo. SOFR + 4.00%	99,821
128,700	VFH Parent, LLC‡ 8.405%, 01/13/29 1 mo. SOFR + 3.00%	128,282

		615,574

	Health Care (1.9%)
166,246	Amneal Pharmaceuticals, LLC‡ 8.933%, 05/04/25 1 mo. SOFR + 3.50%	158,557
23,750	Bausch Health Companies, Inc.‡ 10.605%, 02/01/27 1 mo. SOFR + 5.25%	19,453
57,936	ICON Luxembourg S.A.R.L.‡ 7.753%, 07/03/28 3 mo. SOFR + 2.25%	58,058
129,379	Mallinckrodt International Finance, SA‡ 10.619%, 09/30/27 1 mo. SOFR + 5.25%	98,308
108,235	Padagis, LLC‡ 10.280%, 07/06/28 3 mo. SOFR + 4.75%	104,808
14,435	PRA Health Sciences, Inc. 7.753%, 07/03/28 3 mo. SOFR + 2.25%	14,465
281,282	Team Health Holdings, Inc.‡ 10.569%, 03/02/27 1 mo. SOFR + 5.25%	194,485

		648,134

PRINCIPAL AMOUNT		VALUE

	Industrials (1.3%)
49,000	ACProducts, Inc.‡ 9.753%, 05/17/28 3 mo. SOFR + 4.25%	$42,300
59,400	Air Canada‡ 8.839%, 08/11/28 3 mo. LIBOR + 3.50%	59,506
99,250	ChampionX Corp.‡ 8.495%, 06/07/29 1 mo. SOFR + 3.25%	99,684
57,723	Emrld Borrower, LP‡ 8.264%, 05/31/30 3 mo. SOFR + 3.00%	57,832
99,000	Scientific Games International, Inc.‡ 8.302%, 04/14/29 1 mo. SOFR + 3.00%	98,992
97,251	United Airlines, Inc.‡ 9.292%, 04/21/28 3 mo. LIBOR + 3.75%	97,555

		455,869

	Information Technology (0.8%)
93,286	Banff Merger Sub, Inc.‡ 9.183%, 10/02/25 1 mo. SOFR + 3.75%	93,170
81,084	Camelot U.S. Acquisition, LLC‡ 8.433%, 10/30/26 1 mo. SOFR + 3.00%	81,109
24,875	CDK Global, Inc.‡ 9.492%, 07/06/29 3 mo. SOFR + 4.25%	24,915
91,665	II-VI, Inc.‡ 8.183%, 07/02/29 1 mo. SOFR + 2.75%	91,757

		290,951

	Information Technology (0.2%)
86,415	Dun & Bradstreet Corp.‡ 8.291%, 02/06/26 1 mo. SOFR + 3.00%	86,428

	Materials (1.4%)
29,630	American Axle & Manufacturing, Inc.‡ 8.436%, 12/13/29 6 mo. SOFR + 3.50%	29,642
100,000	Ineos US Finance, LLC‡ 8.805%, 02/18/30 1 mo. SOFR + 3.50%	99,094
117,194	Innophos, Inc.‡ 8.683%, 02/05/27 1 mo. SOFR + 3.25%	117,378
50,000	LSF11 A5 Holdco, LLC‡ 9.669%, 10/15/28 1 mo. SOFR + 4.25%	49,906
49,375	LSF11 A5 HoldCo, LLC‡ 8.933%, 10/15/28 1 mo. SOFR + 3.50%	48,984
49,873	Trinseo Materials Operating SCA! 0.000%, 05/03/28	39,770
99,495	WR Grace & Company‡ 9.313%, 09/22/28 3 mo. LIBOR + 3.75%	99,483

		484,257

See accompanying Notes to Schedule of Investments

8

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Special Purpose Acquisition Companies (1.0%)
85,000	AP Core Holdings II, LLC‡ 10.933%, 09/01/27 1 mo. SOFR + 5.50%	$82,433
44,550	Clydesdale Acquisition Holdings, Inc.‡ 9.594%, 04/13/29 1 mo. SOFR + 4.18%	44,204
24,688	Fertitta Entertainment, LLC‡ 9.319%, 01/27/29 1 mo. SOFR + 4.00%	24,464
99,250	Oscar AcquisitionCo, LLC‡ 9.842%, 04/29/29 3 mo. SOFR + 4.50%	98,114
99,250	Patagonia Holdco, LLC‡ 10.789%, 08/01/29 3 mo. SOFR + 5.75%	85,769

		334,984

	TOTAL BANK LOANS (Cost $4,820,009)	4,609,999

NUMBER OF SHARES		VALUE

COMMON STOCKS (1.1%)

	Communication Services (0.0%)
2,040	Altice USA, Inc. - Class A#	6,915
1,273	Cumulus Media, Inc. - Class A#	8,071

		14,986

	Energy (1.0%)
1,068	Chaparral Energy, Inc. - Class A&#	45,390
291	Chesapeake Energy Corp.^	24,543
6,600	Energy Transfer, LP	87,714
3,970	Enterprise Products Partners, LP	105,245
660	EP Energy Corp.&#	4,620
1,285	Magellan Midstream Partners, LP	85,157

		352,669

	Health Care (0.0%)
701	Mallinckrodt, PLC^#	1,136

	Special Purpose Acquisition Company (0.1%)
1,134	Intelsat Emergence, SA&#	26,082

	TOTAL COMMON STOCKS (Cost $619,714)	394,873

WARRANTS (0.0%) #

	Energy (0.0%)
4,950	Mcdermott International, Ltd.& 06/30/27, Strike $15.98	1
4,455	Mcdermott International, Ltd. 06/30/27, Strike $12.33	—

	TOTAL WARRANTS (Cost $1,910)	1

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCK (0.0%)

	Energy (0.0%)
2	Gulfport Energy Corp. 10.000%, 08/31/23 (Cost $450)	$14,750

PREFERRED STOCKS (0.8%)

	Consumer Discretionary (0.2%)
590	Guitar Center, Inc.&	75,225

	Energy (0.6%)
2,625	NuStar Energy, LP‡ 11.151%, 08/30/23 3 mo. USD LIBOR + 5.64%	63,735
1,697	NuStar Energy, LP‡ 12.274%, 08/30/23 3 mo. USD LIBOR + 6.77%	43,375
2,930	NuStar Logistics, LP‡ 12.304%, 01/15/43 3 mo. USD LIBOR + 7.00%	76,971

		184,081

	TOTAL PREFERRED STOCKS (Cost $255,500)	259,306

PRINCIPAL AMOUNT		VALUE

ASSET BACKED SECURITY (0.3%)

	Other (0.3%)
100,000	SVC ABS, LLC Series 2023-1A, Class C* 6.700%, 02/20/53 (Cost $91,580)	90,082

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (11.4%)
3,957,756	State Street Navigator Securities Lending Government Money Market Portfolio, 5.269%†*** (Cost $3,957,756)	3,957,756

TOTAL INVESTMENTS (109.0%) (Cost $41,837,095)		37,993,615

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-11.4%)		(3,957,756)

OTHER ASSETS, LESS LIABILITIES (2.4%)		827,123

NET ASSETS (100.0%)		$34,862,982

See accompanying Notes to Schedule of Investments

9

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
&	Illiquid security.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2023.
‡‡	Perpetual maturity.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2023.
***	The rate disclosed is the 7 day net yield as of July 31, 2023.

See accompanying Notes to Schedule of Investments

10

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (58.1%)

	Airlines (1.3%)
238,159	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	$236,404
1,005,037	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	973,177
233,418	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	235,547
740,519	British Airways Pass Through Trust Series 2013-1, Class A* 4.625%, 12/20/25	732,106
424,537	British Airways Pass Through Trust Series 2019-1, Class A* 3.350%, 12/15/30	372,255
850,026	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	856,997
1,250,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	1,263,712

		4,670,198

	Communication Services (2.7%)

1,000,000	Ashtead Capital, Inc.* 4.375%, 08/15/27	945,730
1,000,000	AT&T, Inc. 1.700%, 03/25/26	908,610
1,000,000	Bell Canada 0.750%, 03/17/24	969,270
750,000	Cogent Communications Group, Inc.*^ 3.500%, 05/01/26	697,605
1,000,000	Comcast Corp.^ 5.250%, 11/07/25	1,006,180
822,000	Netflix, Inc.* 3.625%, 06/15/25	795,614
500,000	NTT Finance Corp.*^ 0.583%, 03/01/24	485,015
400,000	Qwest Corp.^ 7.250%, 09/15/25	390,664
1,000,000	Rogers Communications, Inc. 3.625%, 12/15/25	953,850
500,000	Sirius XM Radio, Inc.* 3.125%, 09/01/26	451,035
1,000,000	Sprint, LLC 7.875%, 09/15/23	1,002,120
1,000,000	Verizon Communications, Inc. 0.850%, 11/20/25	904,260
	Warnermedia Holdings, Inc.
500,000	3.788%, 03/15/25	483,690
250,000	3.428%, 03/15/24	246,335

		10,239,978

	Consumer Discretionary (5.5%)
1,157,000	Abercrombie & Fitch Management Company*^ 8.750%, 07/15/25	1,175,674
1,000,000	American Honda Finance Corp. 4.750%, 01/12/26	995,810

PRINCIPAL AMOUNT		VALUE
1,000,000	Aptiv, PLC 2.396%, 02/18/25	$951,350
500,000	Autozone, Inc. 5.050%, 07/15/26	498,755
500,000	AutoZone, Inc. 4.500%, 02/01/28	487,130
500,000	BMW US Capital, LLC* 3.900%, 04/09/25	489,045
	BorgWarner, Inc.
1,066,000	5.000%, 10/01/25*	1,050,319
312,000	3.375%, 03/15/25	300,818
750,000	Brunswick Corp. 0.850%, 08/18/24	711,968
500,000	Caesars Entertainment, Inc.*^ 6.250%, 07/01/25	497,410
1,000,000	Cargill, Inc.* 4.500%, 06/24/26	987,800
1,000,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 5.125%, 05/01/27	939,130
375,000	Dana Financing Luxembourg Sarl* 5.750%, 04/15/25	370,616
	Ford Motor Credit Company, LLC
1,000,000	6.950%, 03/06/26	1,011,080
500,000	2.300%, 02/10/25	469,730
	General Motors Financial Company, Inc.
1,000,000	1.200%, 10/15/24	948,630
200,000	5.400%, 04/06/26	198,870
	goeasy, Ltd.*^
750,000	5.375%, 12/01/24	732,083
200,000	4.375%, 05/01/26	183,324
500,000	Goodyear Tire & Rubber Company^ 9.500%, 05/31/25	513,680
1,251,000	Hasbro, Inc. 3.000%, 11/19/24	1,207,690
500,000	Kia Corp.* 2.375%, 02/14/25	474,990
750,000	L Brands, Inc.*^ 9.375%, 07/01/25	792,465
250,000	Lennar Corp. 4.500%, 04/30/24	248,100
1,000,000	Lowe’s Companies, Inc. 4.400%, 09/08/25	981,770
	Mattel, Inc.*^
750,000	3.375%, 04/01/26	697,995
500,000	5.875%, 12/15/27	491,340
500,000	Newell Brands, Inc.^ 6.375%, 09/15/27	491,910
500,000	Nordstrom, Inc.^ 2.300%, 04/08/24	486,540
1,000,000	VF Corp. 2.400%, 04/23/25	942,680

		20,328,702

	Consumer Staples (2.0%)

500,000	Darling Ingredients, Inc.* 5.250%, 04/15/27	486,865
1,000,000	Dollar General Corp. 4.250%, 09/20/24	984,970
1,000,000	General Mills, Inc. 5.241%, 11/18/25	995,430
	Kenvue, Inc.*
500,000	5.350%, 03/22/26	503,860

See accompanying Notes to Schedule of Investments

1

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
500,000	5.050%, 03/22/28	$504,860
750,000	Keurig Dr Pepper, Inc. 0.750%, 03/15/24	727,252
	McCormick & Company. Inc./MD
500,000	3.500%, 09/01/23	499,170
300,000	0.900%, 02/15/26	268,821
500,000	Mondelez International, Inc. 2.125%, 03/17/24	489,255
905,000	Pilgrim’s Pride Corp.* 5.875%, 09/30/27	894,656
1,000,000	Walgreens Boots Alliance, Inc. 0.950%, 11/17/23	986,260

		7,341,399

	Energy (2.2%)
500,000	Atlantic City Electric Company 3.375%, 09/01/24	486,545
	Enbridge, Inc.
500,000	2.500%, 02/14/25	477,215
375,000	2.150%, 02/16/24	367,418
1,000,000	Enterprise Products Operating, LLC 5.050%, 01/10/26	999,460
500,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	508,735
	EQT Corp.
500,000	3.125%, 05/15/26*	464,375
277,000	6.125%, 02/01/25	277,512
1,000,000	Eversource Energy 4.200%, 06/27/24	986,800
1,000,000	Kinder Morgan Energy Partners, LP 3.500%, 09/01/23	997,850
1,250,000	ONEOK, Inc. 2.750%, 09/01/24	1,211,437
500,000	Parkland Corp.* 5.875%, 07/15/27	486,650
1,000,000	Williams Companies, Inc. 5.400%, 03/02/26	1,002,520

		8,266,517

	Financials (21.5%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
500,000	2.875%, 08/14/24^	483,450
500,000	1.750%, 10/29/24	473,485
500,000	1.650%, 10/29/24	472,645
1,000,000	African Development Bank^ 3.375%, 07/07/25	971,160
250,000	Ally Financial, Inc. 1.450%, 10/02/23	247,920
	American Express Company
500,000	5.389%, 07/28/27^‡ Update Replacements.xls: SOFRRATE + .97	499,975
500,000	2.250%, 03/04/25	475,255
2,000,000	Asian Development Bank 0.375%, 06/11/24	1,914,260
1,000,000	Asian Infrastructure Investment Bank^ 4.000%, 01/18/28	979,970
750,000	Aviation Capital Group, LLC* 1.950%, 09/20/26	659,377
	Avolon Holdings Funding, Ltd.*
500,000	3.950%, 07/01/24	486,810
250,000	5.500%, 01/15/26	243,058

PRINCIPAL AMOUNT		VALUE
	Bank of America Corp.‡
500,000	2.456%, 10/22/25 3 mo. USD LIBOR + 0.87%	$480,785
500,000	1.530%, 12/06/25 SOFR + 0.65%	469,920
250,000	1.658%, 03/11/27 SOFR + 0.91%	225,665
250,000	0.981%, 09/25/25 SOFR + 0.91%	236,268
1,000,000	Bank of Montreal 5.203%, 02/01/28	1,002,410
1,000,000	Bank of Nova Scotia 1.450%, 01/10/25	942,820
1,000,000	Bank of NY Mellon Corp.‡ 4.414%, 07/24/26 SOFR + 1.35%	982,810
	Barclays, PLC‡
500,000	5.304%, 08/09/26 1 year CMT + 2.30%	492,680
500,000	1.007%, 12/10/24 1 year CMT + 0.80%	490,615
500,000	Blackstone Private Credit Fund 2.350%, 11/22/24	472,060
267,000	Brookfield Finance, Inc. 4.000%, 04/01/24	263,748
	Capital One Financial Corp.‡
500,000	4.985%, 07/24/26 SOFR + 2.16%	489,600
500,000	2.636%, 03/03/26 SOFR + 1.29%	471,575
250,000	Charles Schwab Corp.^ 0.900%, 03/11/26	222,380
1,000,000	Chubb INA Holdings, Inc. 3.350%, 05/15/24	984,710
	Citigroup, Inc.‡
1,000,000	0.981%, 05/01/25 SOFR + 0.67%	962,440
500,000	2.014%, 01/25/26 SOFR + 0.69%	472,235
	Citizens Bank NA‡
500,000	6.064%, 10/24/25 SOFR + 1.45%	485,550
500,000	4.119%, 05/23/25 SOFR + 1.40%	481,580
1,000,000	CNO Global Funding* 1.650%, 01/06/25	932,920
	Cooperatieve Rabobank UA
1,000,000	1.375%, 01/10/25	943,880
250,000	3.875%, 08/22/24	245,553
1,000,000	Council Of Europe Development Bank 3.750%, 05/25/26	976,900
475,000	Credit Acceptance Corp.* 5.125%, 12/31/24	465,833
	Credit Suisse AG/New York NY
500,000	3.700%, 02/21/25	480,995
250,000	0.495%, 02/02/24	243,000
1,500,000	Danske Bank, A/S*‡ 0.976%, 09/10/25 1 year CMT + 0.55%	1,411,950
1,250,000	Discover Bank 2.450%, 09/12/24	1,195,962
1,000,000	DNB Bank, ASA*‡ 0.856%, 09/30/25 1 year CMT + 0.33%	943,670
957,000	Enact Holdings, Inc.* 6.500%, 08/15/25	947,870

See accompanying Notes to Schedule of Investments

2

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	European Bank for Reconstruction & Development
1,250,000	0.500%, 11/25/25^	$1,133,237
1,000,000	0.500%, 05/19/25	922,110
	European Investment Bank
1,000,000	0.375%, 07/24/24	951,610
1,000,000	0.250%, 09/15/23	993,870
	Fifth Third Bancorp
500,000	4.300%, 01/16/24	495,715
500,000	1.707%, 11/01/27‡ SOFR + 0.69%	433,985
	Goldman Sachs Group, Inc.
750,000	0.855%, 02/12/26‡ SOFR + 0.61%	696,427
500,000	1.757%, 01/24/25‡ SOFR + 0.73%	489,130
500,000	1.217%, 12/06/23	492,135
	HSBC Holdings, PLC‡
750,000	0.732%, 08/17/24 SOFR + 0.53%	747,945
450,000	2.999%, 03/10/26 SOFR + 1.43%	429,822
1,000,000	Huntington National Bank‡ 5.699%, 11/18/25 SOFR + 1.22%	985,570
1,000,000	Inter-American Development Bank^ 1.750%, 03/14/25	947,610
1,000,000	Inter-American Investment Corp. 2.625%, 04/22/25	957,010
1,000,000	International Bank for Reconstruction & Development 1.625%, 01/15/25	950,000
500,000	International Finance Corp. 3.625%, 09/15/25	487,660
	JPMorgan Chase & Company‡
500,000	2.595%, 02/24/26 SOFR + 0.92%	477,535
500,000	0.824%, 06/01/25 SOFR + 0.54%	478,305
250,000	1.578%, 04/22/27 SOFR + 0.89%	225,185
250,000	0.768%, 08/09/25 SOFR + 0.49%	236,818
	KeyBank NA
500,000	4.150%, 08/08/25^	474,745
250,000	5.601%, 01/03/24‡ SOFR + 0.34%	248,005
500,000	KeyCorp‡ 3.878%, 05/23/25 SOFR + 1.25%	470,850
1,000,000	KfW 1.250%, 01/31/25	942,990
	Kreditanstalt fuer Wiederaufbau
1,000,000	3.375%, 08/23/24	978,300
300,000	1.000%, 10/01/26^	269,022
1,000,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.* 5.250%, 10/01/25	958,900
1,000,000	Level 3 Financing, Inc.* 3.400%, 03/01/27	883,600
500,000	Lloyds Banking Group, PLC‡ 3.511%, 03/18/26 1 year CMT + 1.60%	479,630
750,000	LSEGA Financing, PLC* 0.650%, 04/06/24	722,932

PRINCIPAL AMOUNT		VALUE
500,000	Macquarie Group, Ltd.*‡ 1.201%, 10/14/25 SOFR + 0.69%	$470,885
250,000	Manufacturers & Traders Trust Company 4.650%, 01/27/26	241,900
	Metropolitan Life Global Funding I*
1,000,000	2.800%, 03/21/25	955,180
500,000	5.000%, 01/06/26	496,255
	Mitsubishi UFJ Financial Group, Inc.‡
500,000	5.063%, 09/12/25 1 year CMT + 1.55%	495,145
500,000	4.788%, 07/18/25 1 year CMT + 1.70%	494,345
520,000	Mondelez International Holdings Netherlands, BV* 0.750%, 09/24/24	491,140
750,000	Morgan Stanley‡ 0.790%, 05/30/25 SOFR + 0.53%	716,452
	Nasdaq, Inc.
750,000	5.350%, 06/28/28	752,130
42,000	5.650%, 06/28/25	42,097
500,000	National Bank of Canada‡ 3.750%, 06/09/25 SOFR + 1.01%	490,365
1,000,000	National Securities Clearing Corp.* 5.150%, 05/30/25	1,000,350
500,000	NatWest Markets, PLC*^ 1.600%, 09/29/26	441,670
	Nordea Bank Abp*
500,000	4.750%, 09/22/25	491,385
500,000	1.500%, 09/30/26	440,415
	Nordic Investment Bank
1,000,000	2.625%, 04/04/25	960,040
1,000,000	0.375%, 09/11/25	910,720
	Oesterreichische Kontrollbank, AG
1,000,000	3.625%, 09/09/27^	971,170
1,000,000	1.500%, 02/12/25	944,800
500,000	OneMain Finance Corp. 6.125%, 03/15/24	499,180
500,000	Pacific Life Global Funding II* 0.500%, 09/23/23	496,155
1,000,000	PayPal Holdings, Inc. 2.650%, 10/01/26	931,760
	PNC Financial Services Group, Inc.
750,000	5.671%, 10/28/25‡ SOFR + 1.09%	747,225
250,000	2.200%, 11/01/24	239,550
	Pricoa Global Funding I*
935,000	4.200%, 08/28/25	911,382
500,000	1.200%, 09/01/26	442,500
1,000,000	Prologis, LP 4.875%, 06/15/28	996,070
1,000,000	Radian Group, Inc. 4.500%, 10/01/24	975,830
1,000,000	Reinsurance Group of America, Inc. 4.700%, 09/15/23	998,780
1,000,000	Reliance Standard Life Global Funding II* 3.850%, 09/19/23	996,740

See accompanying Notes to Schedule of Investments

3

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
500,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.* 2.875%, 10/15/26	$446,430
750,000	Royal Bank Of Canada 6.000%, 11/01/27	772,980
250,000	Royal Bank of Canada 0.875%, 01/20/26	224,610
	SBA Tower Trust*
500,000	1.631%, 05/15/51	434,754
250,000	1.840%, 04/15/27	215,723
200,000	1.884%, 07/15/50	180,275
190,000	2.836%, 01/15/50	181,055
	Skandinaviska Enskilda Banken, AB*
500,000	0.650%, 09/09/24^	473,910
300,000	1.200%, 09/09/26	263,253
500,000	SLM Corp. 3.125%, 11/02/26	440,370
	Starwood Property Trust, Inc.*
500,000	5.500%, 11/01/23	498,060
500,000	3.750%, 12/31/24	479,555
	State Street Corp.‡
500,000	5.751%, 11/04/26^ SOFR + 1.35%	504,230
500,000	2.354%, 11/01/25 SOFR + 0.94%	479,585
500,000	StoneX Group, Inc.* 8.625%, 06/15/25	506,940
1,000,000	Svenska Handelsbanken, AB* 3.650%, 06/10/25	965,980
500,000	Synovus Bank 5.625%, 02/15/28	466,330
	Toronto-Dominion Bank
500,000	3.766%, 06/06/25	485,350
250,000	1.200%, 06/03/26	222,930
250,000	0.750%, 09/11/25	227,198
250,000	0.750%, 01/06/26	224,178
1,000,000	Toyota Motor Credit Corp.^ 4.625%, 01/12/28	996,330
1,000,000	Truist Financial Corp.‡ 5.900%, 10/28/26 SOFR + 1.63%	1,001,450
500,000	UBS AG/London* 0.450%, 02/09/24	485,430
1,000,000	Ventas Realty, LP 3.500%, 02/01/25	961,970
750,000	VICI Properties, LP / VICI Note Company, Inc.*^ 3.500%, 02/15/25	721,792

		80,188,686

	Health Care (4.9%)

500,000	Amgen, Inc. 5.250%, 03/02/25	498,755
	Baxter International, Inc.
1,000,000	1.322%, 11/29/24	946,610
500,000	0.868%, 12/01/23^	492,090
1,000,000	Blue Cross and Blue Shield of Minnesota* 3.790%, 05/01/25	952,970
250,000	Cigna Corp. 0.613%, 03/15/24	242,033
1,000,000	CVS Health Corp. 5.000%, 02/20/26	996,550
750,000	Elanco Animal Health, Inc. 6.022%, 08/28/23	750,472

PRINCIPAL AMOUNT		VALUE
750,000	Elevance Health, Inc. 2.375%, 01/15/25	$717,427
1,000,000	GE HealthCare Technologies, Inc. 5.600%, 11/15/25	1,004,020
1,000,000	Gilead Sciences, Inc. 3.500%, 02/01/25	974,620
250,000	GlaxoSmithKline Capital, PLC 0.534%, 10/01/23	247,980
250,000	Haleon UK Capital PLC 3.125%, 03/24/25	240,253
1,000,000	Haleon US Capital LLC 3.024%, 03/24/24	980,820
1,000,000	Health Care Service Corp. A Mutual Legal Reserve Company* 1.500%, 06/01/25	921,400
750,000	Humana, Inc. 0.650%, 08/03/23	750,000
1,000,000	Illumina, Inc. 5.800%, 12/12/25	1,004,300
1,000,000	IQVIA, Inc.* 5.700%, 05/15/28	998,720
	Laboratory Corp. of America Holdings
500,000	3.600%, 02/01/25	485,670
500,000	2.300%, 12/01/24	477,980
	McKesson Corp.
1,000,000	0.900%, 12/03/25^	903,670
500,000	5.250%, 02/15/26	500,030
500,000	PerkinElmer, Inc. 0.850%, 09/15/24	473,065
750,000	Quest Diagnostics, Inc. 3.500%, 03/30/25	726,817
250,000	Teva Pharmaceutical Finance Netherlands III, BV 3.150%, 10/01/26	226,348
750,000	Thermo Fisher Scientific, Inc. 1.215%, 10/18/24	712,327
	UnitedHealth Group, Inc.
500,000	5.250%, 02/15/28	511,995
500,000	5.150%, 10/15/25	501,205

		18,238,127

	Industrials (5.1%)

500,000	Air Lease Corp. 0.800%, 08/18/24	473,915
500,000	Allegiant Travel Company* 7.250%, 08/15/27	495,125
	Ball Corp.
410,000	6.875%, 03/15/28^	419,947
250,000	4.000%, 11/15/23	248,362
750,000	Beacon Roofing Supply, Inc.* 4.500%, 11/15/26	716,565
1,000,000	Canadian Pacific Railway Company 1.350%, 12/02/24	945,090
1,000,000	Cascades, Inc. / Cascades USA, Inc.* 5.125%, 01/15/26	964,790
750,005	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.500%, 10/20/25	736,190
500,000	GATX Corp. 4.350%, 02/15/24	495,560
	Graphic Packaging International, LLC*
500,000	1.512%, 04/15/26^	447,845

See accompanying Notes to Schedule of Investments

4

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
500,000	0.821%, 04/15/24	$481,890
500,000	GXO Logistics, Inc. 1.650%, 07/15/26	440,040
500,000	Harley-Davidson Financial Services, Inc.* 6.500%, 03/10/28	505,565
750,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	708,795
1,000,000	John Deere Capital Corp. 2.125%, 03/07/25	954,820
1,000,000	Leidos, Inc. 3.625%, 05/15/25	960,580
500,000	Owens Corning 4.200%, 12/01/24	490,270
1,000,000	Parker-Hannifin Corp. 2.700%, 06/14/24	974,260
1,000,000	Penske Truck Leasing Company, LP / PTL Finance Corp.* 4.200%, 04/01/27	941,550
500,000	Roper Technologies, Inc. 1.000%, 09/15/25	456,690
1,000,000	Ryder System, Inc.^ 5.650%, 03/01/28	1,008,870
389,000	Sealed Air Corp.* 6.125%, 02/01/28	388,627
500,000	SMBC Aviation Capital Finance DAC* 1.900%, 10/15/26	443,015
49,000	TransDigm, Inc.* 6.250%, 03/15/26	48,826
1,000,000	Tyco Electronics Group SA 4.500%, 02/13/26	985,630
1,000,000	Verisk Analytics, Inc. 4.000%, 06/15/25	975,200
1,000,000	Waste Management, Inc. 3.500%, 05/15/24	983,450
750,000	WESCO Distribution, Inc.* 7.125%, 06/15/25	759,442
723,000	Williams Scotsman International, Inc.* 6.125%, 06/15/25	720,809

		19,171,718

	Information Technology (4.7%)

1,000,000	Autodesk, Inc. 4.375%, 06/15/25	981,290
1,000,000	Booz Allen Hamilton, Inc.* 3.875%, 09/01/28	906,610
715,000	Broadridge Financial Solutions, Inc. 3.400%, 06/27/26	676,762
	CDW, LLC / CDW Finance Corp.
500,000	5.500%, 12/01/24	497,050
300,000	4.125%, 05/01/25	291,675
500,000	CGI, Inc. 1.450%, 09/14/26	443,020
	Fidelity National Information Services, Inc.
500,000	4.500%, 07/15/25	491,695
500,000	0.600%, 03/01/24	484,335
	Hewlett Packard Enterprise Company
750,000	1.450%, 04/01/24^	728,962
250,000	5.900%, 10/01/24	250,385

PRINCIPAL AMOUNT		VALUE
500,000	HP, Inc.^ 1.450%, 06/17/26	$453,120
1,000,000	Intel Corp. 2.875%, 05/11/24	980,680
	International Business Machines Corp.
1,000,000	4.500%, 02/06/26	986,970
500,000	1.000%, 03/15/26	447,395
500,000	KLA Corp. 4.650%, 11/01/24	495,495
1,000,000	Mercedes-Benz Finance North America, LLC* 5.375%, 11/26/25	1,003,250
1,000,000	Microsoft Corp. 3.125%, 11/03/25	964,610
1,000,000	NetApp, Inc. 1.875%, 06/22/25	935,330
1,000,000	NVIDIA Corp.^ 0.584%, 06/14/24	959,450
500,000	Open Text Corp.* 6.900%, 12/01/27	511,620
1,000,000	Oracle Corp. 2.400%, 09/15/23	996,130
750,000	PTC, Inc.* 3.625%, 02/15/25	725,677
	Take-Two Interactive Software, Inc.
500,000	5.000%, 03/28/26	496,655
500,000	3.550%, 04/14/25	483,075
20,000	3.300%, 03/28/24^	19,665
	Texas Instruments, Inc.^
500,000	4.600%, 02/15/28	500,660
250,000	1.125%, 09/15/26	224,480
750,000	VMware, Inc. 1.000%, 08/15/24	713,843

		17,649,889

	Materials (1.6%)

250,000	Avery Dennison Corp. 0.850%, 08/15/24	237,170
1,000,000	Celanese US Holdings, LLC 5.900%, 07/05/24	998,340
350,000	Clearwater Paper Corp.*^ 5.375%, 02/01/25	344,425
1,000,000	Genuine Parts Company 1.750%, 02/01/25	948,180
1,000,000	Linde, Inc. 4.700%, 12/05/25	999,730
1,000,000	OCI, NV*^ 4.625%, 10/15/25	971,280
	Sherwin-Williams Company
500,000	4.050%, 08/08/24	491,625
200,000	4.250%, 08/08/25	196,286
1,000,000	Sonoco Products Company 1.800%, 02/01/25	942,970

		6,130,006

	Other (0.7%)

1,000,000	Diageo Capital, PLC 5.200%, 10/24/25	1,002,740
1,000,000	Federation des Caisses Desjardins du Quebec* 4.400%, 08/23/25	972,090

See accompanying Notes to Schedule of Investments

5

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
500,000	Gen Digital, Inc.*^ 6.750%, 09/30/27	$502,205

		2,477,035

	Real Estate (3.2%)

	American Tower Corp.
1,000,000	1.600%, 04/15/26	901,750
250,000	0.600%, 01/15/24	244,110
1,000,000	Boston Properties, LP 6.750%, 12/01/27	1,024,720
1,000,000	Brixmor Operating Partnership, LP 4.125%, 06/15/26	945,090
1,000,000	Crown Castle, Inc. 4.450%, 02/15/26	975,660
500,000	EPR Properties 4.500%, 04/01/25	476,775
	Equinix, Inc.
500,000	1.000%, 09/15/25^	455,295
250,000	1.250%, 07/15/25	229,733
500,000	Federal Realty Investment Trust^ 1.250%, 02/15/26	450,135
750,000	Forestar Group, Inc.* 3.850%, 05/15/26	698,962
1,000,000	Healthpeak OP LLC 3.400%, 02/01/25	965,110
1,000,000	Public Storage 5.125%, 01/15/29	1,005,130
	Realty Income Corp.
1,000,000	5.050%, 01/13/26	995,390
500,000	4.625%, 11/01/25	493,210
	Simon Property Group, LP
500,000	1.375%, 01/15/27^	441,770
250,000	2.000%, 09/13/24	240,100
500,000	Welltower OP, LLC 3.625%, 03/15/24	492,580
250,000	Welltower, Inc. 4.000%, 06/01/25	242,368
500,000	Weyerhaeuser Company 4.750%, 05/15/26	494,195

		11,772,083

	Special Purpose Acquisition Companies (0.6%)
1,000,000	New York Life Global Funding* 3.600%, 08/05/25	969,060
1,000,000	Novartis Capital Corp. 3.400%, 05/06/24	984,370
400,000	Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	398,172

		2,351,602

	Utilities (2.1%)

250,000	AES Corp. 1.375%, 01/15/26	226,268
500,000	Alexander Funding Trust* 1.841%, 11/15/23	492,725
1,000,000	CMS Energy Corp. 3.600%, 11/15/25	955,020
250,000	Consolidated Edison, Inc. 0.650%, 12/01/23	245,967
300,000	DPL, Inc.^ 4.125%, 07/01/25	287,892
750,000	Enel Finance International, NV* 2.650%, 09/10/24	724,785
300,000	Entergy Corp. 0.900%, 09/15/25	272,568

PRINCIPAL AMOUNT		VALUE
500,000	Entergy Texas, Inc. 1.500%, 09/01/26	$443,415
1,000,000	National Rural Utilities Cooperative Finance Corp. 5.450%, 10/30/25	1,003,440
25,000	PPL Capital Funding, Inc.‡ 8.203%, 03/30/67 3 mo. USD LIBOR + 2.67%	22,660
1,000,000	Public Service Enterprise Group, Inc. 0.841%, 11/08/23	987,200
200,000	Sempra 3.300%, 04/01/25	193,156
1,000,000	Southern California Gas Company 3.150%, 09/15/24	973,270
	WEC Energy Group, Inc.
500,000	5.000%, 09/27/25	497,695
500,000	0.800%, 03/15/24	485,190

		7,811,251

	TOTAL CORPORATE BONDS (Cost $223,785,484)	216,637,191

U.S. GOVERNMENT AND AGENCY SECURITIES (6.5%)
1,000,000	Federal Home Loan Mortgage Corp. 4.000%, 11/25/24	982,300
	U.S. Treasury Note
12,250,000	3.500%, 04/30/28	11,883,457
4,000,000	3.625%, 03/31/28	3,901,719
3,500,000	1.125%, 10/31/26	3,153,144
2,500,000	4.000%, 06/30/28	2,480,273
2,000,000	4.000%, 02/29/28	1,982,266

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $25,147,825)	24,383,159

SOVEREIGN BONDS (1.4%)
	Export Development Canada
1,000,000	3.375%, 08/26/25	970,240
500,000	3.875%, 02/14/28	490,420
1,000,000	Japan Bank for International Cooperation 4.250%, 04/27/26	982,450
500,000	Kommunalbanken AS* 0.500%, 01/13/26	450,465
1,000,000	Kommuninvest I Sverige AB* 4.250%, 12/10/25	985,500
1,000,000	Svensk ExportKredit AB^ 4.125%, 06/14/28	985,550
500,000	Svensk Exportkredit AB^ 3.625%, 09/03/24	489,625

	TOTAL SOVEREIGN BONDS (Cost $5,486,302)	5,354,250

BANK LOANS (9.2%) ¡

	Airlines (0.4%)
446,500	American Airlines, Inc.‡ 10.338%, 04/20/28 3 mo. SOFR + 4.75%	463,056

See accompanying Notes to Schedule of Investments

6

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,030,737	Mileage Plus Holdings, LLC‡ 10.764%, 06/21/27 3 mo. LIBOR + 5.25%	$1,076,476

		1,539,532

	Communication Services (1.4%)

895,430	APi Group DE, Inc. 8.183%, 01/03/29 1 mo. SOFR + 2.75%	898,470
646,419	DIRECTV Financing, LLC‡ 10.433%, 08/02/27 1 mo. SOFR + 5.00%	643,391
1,170,211	Go Daddy Operating Company, LLC 7.819%, 11/09/29 1 mo. SOFR + 2.50%	1,173,306
1,000,000	Match Group, Inc.! 0.000%, 02/13/27	997,500
590,437	Nexstar Broadcasting, Inc.‡ 7.933%, 09/18/26 1 mo. SOFR + 2.50%	591,128
1,000,000	Virgin Media Bristol, LLC 7.836%, 01/31/28 1 mo. SOFR + 2.50%	975,440

		5,279,235

	Consumer Discretionary (1.4%)

644,670	Adient US LLC 8.683%, 04/10/28 1 mo. SOFR + 3.25%	646,349
987,500	Avis Budget Car Rental, LLC‡ 8.919%, 03/16/29 1 mo. SOFR + 3.50%	988,942
498,750	Hanesbrands, Inc.‡ 9.055%, 03/08/30 1 mo. SOFR + 3.75%	499,219
997,449	KFC Holding Company‡ 7.094%, 03/15/28 1 mo. SOFR + 1.75%	996,202
978,728	Murphy USA, Inc. 6.978%, 01/31/28 1 mo. SOFR + 1.75%	983,622
491,228	PetSmart, Inc.‡ 9.169%, 02/11/28 1 mo. SOFR + 3.75%	491,665
637,500	SkyMiles IP, Ltd.‡ 9.076%, 10/20/27 3 mo. SOFR + 3.75%	663,689

		5,269,688

	Energy (0.2%)

550,077	DT Midstream, Inc.‡ 7.433%, 06/26/28 1 mo. SOFR + 2.00%	551,834

	Financials (0.8%)

995,000	Castlelake Aviation, Ltd.‡ 8.004%, 10/22/27 3 mo. SOFR + 2.75%	995,711
997,368	Iron Mountain, Inc.‡ 7.183%, 01/02/26 1 mo. LIBOR + 1.75%	995,189

PRINCIPAL AMOUNT		VALUE
884,333	Jazz Financing Lux Sarl‡ 8.933%, 05/05/28 1 mo. LIBOR + 3.50%	$884,395

		2,875,295

	Health Care (1.4%)

226,645	Avantor Funding, Inc.‡ 7.669%, 11/08/27 1 mo. SOFR + 2.25%	226,987
972,608	DaVita, Inc. 7.183%, 08/12/26 1 mo. SOFR + 1.75%	962,804
994,492	Elanco Animal Health, Inc. 6.963%, 08/01/27 1 mo. SOFR + 1.75%	981,056
978,728	Horizon Therapeutics USA, Inc. 7.156%, 03/15/28 1 mo. SOFR + 1.75%	978,522
275,887	ICON Luxembourg S.A.R.L.‡ 7.754%, 07/03/28 3 mo. SOFR + 2.25%	276,467
878,997	Organon & Company‡ 8.257%, 06/02/28 1 mo. SOFR + 3.00%	877,736
990,000	Perrigo Investments, LLC 7.669%, 04/20/29 1 mo. SOFR + 2.35%	986,287
68,738	PRA Health Sciences, Inc. 7.754%, 07/03/28 3 mo. SOFR + 2.25%	68,882

		5,358,741

	Industrials (2.2%)

1,177,228	AECOM Technology Corp.‡ 7.183%, 04/13/28 1 mo. SOFR + 1.75%	1,181,278
495,000	Air Canada‡ 8.839%, 08/11/28 3 mo. LIBOR + 3.50%	495,884
1,391,000	Berry Global, Inc. 7.293%, 07/01/26 3 mo. SOFR + 1.75%	1,391,598
992,500	ChampionX Corp.‡ 8.495%, 06/07/29 1 mo. SOFR + 3.25%	996,842
997,500	H.B. Fuller Company 7.819%, 02/15/30 1 mo. SOFR + 2.50%	1,001,764
984,925	Jeld-Wen, Inc. 7.683%, 07/28/28 1 mo. SOFR + 2.25%	982,389
995,000	Summit Materials, LLC‡ 8.492%, 12/14/27 6 mo. SOFR + 3.00%	1,001,841
1,070,781	United Rentals, Inc.‡ 7.069%, 10/31/25 1 mo. SOFR + 1.75%	1,074,796

		8,126,392

	Information Technology (0.8%)

1,145,815	II-VI, Inc.‡ 8.183%, 07/02/29 1 mo. SOFR + 2.75%	1,146,961
876,811	TTM Technologies, Inc.‡ 7.863%, 05/30/30 1 mo. SOFR + 2.75%	877,907

See accompanying Notes to Schedule of Investments

7

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
995,000	ZoomInfo LLC‡ 8.169%, 02/28/30 1 mo. SOFR + 2.75%	$997,487

		3,022,355

	Materials (0.6%)

688,704	American Axle and Manufacturing, Inc.‡ 8.777%, 12/13/29 1 mo. SOFR + 3.50%	688,993
296,296	American Axle and Manufacturing, Inc.‡ 8.436%, 12/13/29 6 mo. SOFR + 3.50%	296,421
419,738	Axalta Coating Systems U.S. Holdings, Inc. 8.242%, 12/20/29 3 mo. SOFR + 3.00%	421,376
997,055	Chemours Company 7.169%, 04/03/25 1 mo. SOFR + 1.75%	996,641

		2,403,431

	TOTAL BANK LOANS (Cost $34,236,255)	34,426,503

ASSET BACKED SECURITIES (19.2%)

	Communication Services (0.5%)

1,000,000	T-Mobile U.S. Trust Series 2022-1A, Class A* 4.910%, 05/22/28	989,490
1,000,000	Verizon Master Trust Series 2021-2, Class B 1.280%, 04/20/28	943,872
43,671	Verizon Owner Trust Series 2020-B, Class A 0.470%, 02/20/25	43,403

		1,976,765

	Consumer Discretionary (0.8%)

1,500,000	Avis Budget Rental Car Funding AESOP, LLC Series 2019-2A, Class A* 3.350%, 09/22/25	1,461,726
1,442,835	BMW Vehicle Lease Trust 2022-1 Series 2022-1, Class A3 1.100%, 03/25/25	1,420,576

		2,882,302

	Financials (8.9%)

2,000,000	American Express Credit Account Master Trust Series 2021-1, Class A 0.900%, 11/15/26	1,886,768
2,000,000	Capital One Multi-Asset Execution Trust Series 2021-A3, Class A3 1.040%, 11/15/26	1,889,414
1,000,000	Capital One Prime Auto Receivables Trust Series 2022-1, Class A3 3.170%, 04/15/27	965,008
334,231	Commonbond Student Loan Trust Series 2017-B-GS, Class A1* 2.680%, 09/25/42	297,770

PRINCIPAL AMOUNT		VALUE
127,596	Commonbond Student Loan Trust Series 2018-C-GS, Class A1* 3.870%, 02/25/46	$119,216
422,562	Commonbond Student Loan Trust Series 2019-A-GS, Class A1* 2.540%, 01/25/47	384,388
217,168	Commonbond Student Loan Trust Series 2021-A-GS, Class A* 1.200%, 03/25/52	180,252
679,758	Commonbond Student Loan Trust Series 2021-B-GS, Class A* 1.170%, 09/25/51	553,218
203,748	Credit Acceptance Auto Loan Trust Series 2020-3A, Class A* 1.240%, 10/15/29	202,620
589,188	Credit Acceptance Auto Loan Trust Series 2021-2A, Class A* 0.960%, 02/15/30	578,552
500,000	Credit Acceptance Auto Loan Trust Series 2021-4, Class A* 1.260%, 10/15/30	480,370
300,000	Dell Equipment Finance Trust Series 2021-1, Class B* 0.710%, 05/22/26	297,887
1,500,000	Dell Equipment Finance Trust Series 2022-2, Class B* 4.400%, 07/22/27	1,461,290
1,500,000	Discover Card Execution Note Trust Series 2022-A2, Class A 3.320%, 05/15/27	1,446,865
856,035	ELFI Graduate Loan Program, LLC Series 2021-A, Class A* 1.530%, 12/26/46	715,898
1,076,762	ELFI Graduate Loan Program, LLC Series 2022-A, Class A* 4.510%, 08/26/47	1,020,109
250,717	Enterprise Fleet Financing, LLC Series 2020-2, Class A2* 0.610%, 07/20/26	247,064
515,000	Enterprise Fleet Financing, LLC Series 2022-4, Class A2* 5.760%, 10/22/29	513,751
2,000,000	Ford Credit Auto Owner Trust Series 2019-1, Class A* 3.520%, 07/15/30	1,978,781
1,500,000	Hertz Vehicle Financing LLC Series 2021-1A, Class A* 1.210%, 12/26/25	1,410,227
1,000,000	Kubota Credit Owner Trust Series 2023-2A, Class A3* 5.280%, 01/18/28	994,526
1,387,959	MMAF Equipment Finance LLC Series 2017-B, Class A5* 2.720%, 06/15/40	1,347,016
2,000,000	MMAF Equipment Finance LLC Series 2023-A, Class A3* 5.540%, 12/13/29	2,003,939
1,445,235	Navient Private Education Refi Loan Trust Series 2020-BA, Class A2* 2.120%, 01/15/69	1,304,818
271,000	NextGear Floorplan Master Owner Trust Series 2021-1A, Class A* 0.850%, 07/15/26	257,826
780,000	OneMain Direct Auto Receivables Trust Series 2021-1A, Class A* 0.870%, 07/14/28	738,821

See accompanying Notes to Schedule of Investments

8

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
777,000	OneMain Direct Auto Receivables Trust Series 2021-1A, Class B* 1.260%, 07/14/28	$698,725
1,080,000	Oscar US Funding XII, LLC Series 2021-1A, Class A4* 1.000%, 04/10/28	1,005,822
2,952	Pawnee Equipment Receivables, LLC Series 2020-1, Class A* 1.370%, 11/17/25	2,947
214,349	Pawneee Equipment Receivables, LLC Series 2021-1, Class A2* 1.100%, 07/15/27	207,052
2,020,000	Pawneee Equipment Receivables, LLC Series 2022-1, Class A3* 5.170%, 02/15/28	1,995,065
400,000	PenFed Auto Receivables Owner Trust Series 2022-A, Class A3* 3.960%, 04/15/26	393,594
300,000	PenFed Auto Receivables Owner Trust Series 2022-A, Class A4* 4.180%, 12/15/28	293,016
1,234,422	Progress Residential Trust Series 2019-SFR4, Class A* 2.687%, 10/17/36	1,184,817
792,000	Progress Residential Trust Series 2021-SFR5, Class B* 1.658%, 07/17/38	694,967
1,227,839	SoFi Professional Loan Program Trust Series 2020-C, Class AFX* 1.950%, 02/15/46	1,100,575
815,438	SoFi Professional Loan Program, LLC Series 2017-F, Class A2FX* 3.600%, 02/25/48	779,769
1,615,000	Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A* 2.560%, 11/25/31	1,572,991

		33,205,734

	Health Care (0.3%)

1,000,000	DT Auto Owner Trust Series 2022-2A, Class B* 4.220%, 01/15/27	982,104

	Industrials (0.3%)

1,000,000	John Deere Owner Trust Series 2021-B, Class A4 0.740%, 05/15/28	921,302

	Information Technology (0.5%)

1,921,667	Vantage Data Centers Issuer, LLC Series 2019-1A, Class A2* 3.188%, 07/15/44	1,856,929

	Other (7.4%)

2,000,000	Aligned Data Centers Issuer, LLC Series 2021-1A, Class A2* 1.937%, 08/15/46	1,750,019
500,000	American Express Credit Account Master Trust Series 2023-2, Class A 4.800%, 05/15/30	498,168
838,157	Amur Equipment Finance Receivables VIII, LLC Series 2020-1A, Class C* 3.060%, 04/20/26	834,468

PRINCIPAL AMOUNT		VALUE
530,538	Amur Equipment Finance Receivables XI, LLC Series 2022-2A, Class A2* 5.300%, 06/21/28	$525,543
657,861	Atalaya Equipment Leasing Trust Series 2021-1A, Class A2* 1.230%, 05/15/26	645,786
1,000,000	BA Credit Card Trust Series 2022-A1, Class A1 3.530%, 11/15/27	968,429
330,000	CCG Receivables Trust Series 2021-2, Class B* 1.270%, 03/14/29	303,487
1,000,000	CCG Receivables Trust Series 2023-1, Class B* 5.990%, 09/16/30	1,001,380
1,000,000	CCG Receivables Trust Series 2023-1, Class C* 6.280%, 09/16/30	1,001,525
1,363,333	CLI Funding VI, LLC Series 2020-3A, Class A* 2.070%, 10/18/45	1,186,019
54,813	CNH Equipment Trust Series 2020-A, Class A3 1.160%, 06/16/25	54,209
1,609,000	CNH Equipment Trust Series 2020-A, Class B 2.300%, 10/15/27	1,572,659
1,000,000	Daimler Trucks Retail Trust Series 2022-1, Class A3 5.230%, 02/17/26	991,994
2,000,000	DLLAD, LLC Series 2023-1A, Class A3* 4.790%, 01/20/28	1,970,493
249,676	HPEFS Equipment Trust Series 2021-1A, Class B* 0.570%, 03/20/31	248,800
1,250,000	HPEFS Equipment Trust Series 2022-1A, Class B* 1.790%, 05/21/29	1,193,959
250,000	HPEFS Equipment Trust Series 2022-2A, Class B* 4.200%, 09/20/29	242,275
1,000,000	Kubota Credit Owner Trust Series 2023-1A, Class A3* 5.020%, 06/15/27	987,453
205,639	MVW Owner Trust Series 2019-1A, Class A* 2.890%, 11/20/36	196,299
1,500,000	NextGear Floorplan Master Owner Trust Series 2023 - 1A, Class A2* 5.740%, 03/15/28	1,505,858
168,151	SCF Equipment Leasing, LLC Series 2020-1A, Class A3* 1.190%, 10/20/27	166,345
616,022	SCF Equipment Leasing, LLC Series 2021-1A, Class A3* 0.830%, 08/21/28	600,235
1,629,000	SCF Equipment Leasing, LLC Series 2022-1A, Class A3* 2.920%, 07/20/29	1,553,302
681,278	SoFi Consumer Loan Program Trust 2023-1S, Class A* 5.810%, 05/15/31	678,590
997,917	SVC ABS, LLC Series 2023-1A, - Class A* 5.150%, 02/20/53	954,100

See accompanying Notes to Schedule of Investments

9

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
500,000	Tesla Auto Lease Trust Series 2021-A, Class B* 1.020%, 03/20/25	$492,128
775,000	Tesla Auto Lease Trust Series 2021-B, Class B* 0.910%, 09/22/25	736,110
1,000,000	USAA Auto Owner Trust Series 2022-A, Class A3* 4.860%, 11/16/26	991,259
1,000,000	Veridian Auto Receivables Trust Series 2023-1A, Class A3* 5.560%, 03/15/28	987,032
1,000,000	Verizon Master Trust Series 2023-1, Class A 4.490%, 01/22/29	981,270
2,000,000	World Omni Auto Receivables Trust Series 2022-B, Class A3 3.250%, 07/15/27	1,940,920

		27,760,114

	Utilities (0.5%)

2,000,000	Harley-Davidson Motorcycle Trust Series 2022-A, Class A3 3.060%, 02/15/27	1,949,379

	TOTAL ASSET BACKED SECURITIES (Cost $74,225,153)	71,534,629

MUNICIPAL OBLIGATIONS (4.2%)

	Airlines (0.1%)

250,000	Dallas Fort Worth International Airport 1.041%, 11/01/23	247,177

	Other (3.9%)

400,000	Alaska Housing Finance Corp. 0.846%, 12/01/23	394,066
140,000	Arizona Department of Transportation State Highway Fund Revenue 2.174%, 07/01/26	129,527
250,000	Armada Area Schools 0.950%, 05/01/25	232,348
155,000	City of Auburn CA 0.961%, 06/01/25	142,779
250,000	City of Carbondale IL 2.163%, 12/01/23	246,574
280,000	City of Mishawaka IN 4.680%, 02/15/26	274,625
205,000	City of Mishawaka IN 4.700%, 08/15/26	201,015
1,000,000	City of Montclair CA 0.926%, 06/01/24	960,734
120,000	City of Omaha NE 0.983%, 04/15/26	107,395
500,000	City of Wheaton IL 0.786%, 12/01/24	471,186
300,000	City of Willows CA 0.770%, 08/01/23	300,000
300,000	Colorado Housing and Finance Authority 1.650%, 11/01/25	277,177

PRINCIPAL AMOUNT		VALUE
150,000	Colorado Housing and Finance Authority 0.858%, 11/01/24	$143,373
895,000	Connecticut Housing Finance Authority 0.974%, 11/15/25	815,311
250,000	Corona-Norco Unified School District 1.000%, 09/01/25	229,630
250,000	County of Bergen NJ 2.000%, 11/01/23	247,672
295,000	County of San Diego CA 0.600%, 10/01/23	292,514
155,000	County of Santa Cruz AZ Pledged Revenue 1.250%, 07/01/24	149,105
250,000	Cypress-Fairbanks Independent School District 5.000%, 02/15/25	249,019
135,000	East Montgomery County Improvement District 1.550%, 08/15/26	121,470
175,000	Encinitas Public Financing Authority 1.020%, 10/01/25	160,126
175,000	Encinitas Public Financing Authority 0.790%, 10/01/24	165,645
400,000	Fairfield Facilities Corp. 2.000%, 09/01/24	385,153
250,000	Galveston Independent School District 5.000%, 02/01/25	249,095
200,000	Indiana Bond Bank 0.650%, 02/01/24	195,063
250,000	Indiana Housing & Community Development Authority 5.065%, 01/01/27	249,534
175,000	Indiana Housing & Community Development Authority 5.095%, 07/01/26	174,720
160,000	Indiana Housing & Community Development Authority 5.095%, 01/01/26	159,844
500,000	Lake Central Multi-District School Building Corp. 0.853%, 01/15/24	489,314
200,000	Lakeside Fire Protection District 1.250%, 08/01/23	200,000
125,000	Lakeside Fire Protection District 1.620%, 08/01/24	119,991
700,000	Metropolitan Washington Airports Authority Dulles Toll Road Revenue 1.737%, 10/01/25	646,757
300,000	Minnesota Housing Finance Agency 5.113%, 01/01/26	299,564
215,000	Minnetonka Independent School District No 276 2.000%, 01/01/24	211,921
390,000	New York City Transitional Finance Authority Future Tax Secured Revenue 3.430%, 08/01/26	373,416

See accompanying Notes to Schedule of Investments

10

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
390,000	New York City Transitional Finance Authority Future Tax Secured Revenue 1.250%, 05/01/26	$352,394
255,000	New York State Dormitory Authority 2.438%, 02/15/26	239,232
150,000	Pharr San Juan Alamo Independent School District TX 5.000%, 02/01/25	149,444
265,000	Sallisaw Municipal Authority 1.420%, 09/01/24	252,295
400,000	San Bernardino City Unified School District 0.792%, 08/01/23	400,000
155,000	State of Hawaii 1.033%, 08/01/25	143,497
250,000	Thornapple Kellogg School District 0.930%, 05/01/25	232,055
250,000	Town of Oyster Bay NY 2.000%, 08/15/23	249,672
525,000	Town of Stratford CT 0.956%, 08/01/24	500,807
400,000	Verizon Master Trust - Class A 3.000%, 06/01/25	384,218
145,000	Victor Valley Community College District 2.878%, 08/01/26	135,374
250,000	Village of Tarrytown NY 2.000%, 10/15/23	248,165
300,000	Virginia Housing Development Authority 0.607%, 09/01/23	298,721
400,000	West Mifflin Sanitary Sewer Municipal Authority 1.052%, 08/01/23	400,000
170,000	Westminster Public Schools 0.906%, 12/01/26	149,394
125,000	Wichita Falls 4B Sales Tax Corp. 1.049%, 09/01/25	114,542
340,000	Williamston Community Schools School District 1.050%, 05/01/25	316,266

		14,631,739

	Utilities (0.2%)

505,000	Augusta GA Water & Sewer Revenue 4.300%, 10/01/26	492,909
135,000	City of Fountain Company Electric Water & Wastewater Utility Enterprise Revenue 0.930%, 12/01/23	132,764

		625,673

	TOTAL MUNICIPAL OBLIGATIONS (Cost $15,971,667)	15,504,589

RESIDENTIAL MORTGAGE BACKED SECURITIES (0.8%)
995,012	BANK 2019-BNK16 3.933%, 02/15/52	986,961
32,437	CSAIL 2017-CX9 Commercial Mortgage Trust 3.054%, 09/15/50	31,373

PRINCIPAL AMOUNT		VALUE
1,510,364	GS Mortgage-Backed Securities Corp. Trust 2021-PJ4*‡ 2.500%, 09/25/51	$1,299,659
587,737	GS Mortgage-Backed Securities Trust 2021-PJ11*‡ 2.500%, 04/25/52	502,060
29,936	Wells Fargo Commercial Mortgage Trust 2015-LC20 2.678%, 04/15/50	29,936
12,217	WFRBS Commercial Mortgage Trust 2014-LC14 3.522%, 03/15/47	12,161

	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $3,152,682)	2,862,150

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.5%)
13,188,084	State Street Navigator Securities Lending Government Money Market Portfolio, 5.269%†*** (Cost $13,188,084)	13,188,084

TOTAL INVESTMENTS (102.9%) (Cost $395,193,452)		383,890,555

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.5%)		(13,188,084)

OTHER ASSETS, LESS LIABILITIES (0.6%)		2,385,445

NET ASSETS (100.0%)		$373,087,916

See accompanying Notes to Schedule of Investments

11

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2023.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

†	Represents investment of cash collateral received from securities on loan as of July 31, 2023.
***	The rate disclosed is the 7 day net yield as of July 31, 2023.

FUTURES CONTRACTS
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)

Buys
25,000,000	U.S. Treasury Note 5-Year	Sep 2023	$26,705,078	$ (562,322)

See accompanying Notes to Schedule of Investments

12

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of nineteen series, Market Neutral Income Fund, Hedged Equity Fund, Phineus Long/Short Fund, Convertible Fund, Global Convertible Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth Fund, Growth and Income Fund, Dividend Growth Fund, Select Fund, International Growth Fund , Evolving World Growth Fund, Global Equity Fund, Global Opportunities Fund, International Small Cap Growth Fund (commenced operations on March 31, 2022), Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The Trust currently offers Class A, Class C (except Timpani SMID Growth Fund and Short-Term Bond Fund), and Class I shares of each of the Funds. Class R6 shares are offered in Market Neutral Income Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth and Income Fund, International Growth Fund, Global Equity Fund, and International Small Cap Growth Fund only.

Significant Accounting Policies. The Schedules of Investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

Fund Valuation. The Trust’s Board of Trustees (“Board” or “Trustees”), including a majority of the Trustees who are not “interested persons” of the Trust, have designated Calamos Advisors LLC (“Calamos Advisors”, or the “Advisor”) to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” the Calamos Advisors has adopted procedures to guide the determination of the NAV on any day on which the Fund’s NAVs are determined. The valuation of the Funds’ investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the Advisor’s pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of July 31, 2023, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 – Investments

The cost basis of investments (excluding Investments of Collateral for Securities on Loan) for federal income tax purposes at July 31, 2023 was as follows:*

				NET UNREALIZED
	COST BASIS OF	GROSS UNREALIZED	GROSS UNREALIZED	APPRECIATION
FUND	INVESTMENTS	APPRECIATION	DEPRECIATION	(DEPRECIATION)
Market Neutral Income Fund	$9,353,330,673	$3,346,281,757	$(1,612,298,274)	$1,733,983,483
Hedged Equity Fund	428,273,100	161,822,930	(22,961,348)	138,861,582
Phineus Long/Short Fund	448,472,718	128,840,944	(59,249,530)	69,591,414
Convertible Fund	974,497,019	99,419,179	(58,006,531)	41,412,648
Global Convertible Fund	142,539,618	12,831,666	(18,401,971)	(5,570,305)
Timpani Small Cap Growth Fund	230,259,706	82,726,410	(1,464,948)	81,261,462
Timpani SMID Growth Fund	14,625,104	4,305,292	(82,196)	4,223,096
Growth Fund	822,910,952	500,831,427	(9,634,970)	491,196,457
Growth and Income Fund	1,319,879,485	1,050,632,046	(31,419,090)	1,019,212,956
Dividend Growth Fund	9,594,474	7,076,595	(128,878)	6,947,717
Select Fund	31,383,381	14,442,195	(195,233)	14,246,962
International Growth Fund	187,202,164	41,467,983	(3,237,676)	38,230,307
Evolving World Growth Fund	414,531,902	71,844,747	(15,141,121)	56,703,626
Global Equity Fund	54,660,727	31,229,333	(403,958)	30,825,375
Global Opportunities Fund	176,775,742	57,520,207	(230,628)	57,289,579
International Small Cap Growth Fund	2,234,044	350,494	(69,653)	280,841
Total Return Bond Fund	37,041,152	81,686	(3,565,797)	(3,484,111)
High Income Opportunities Fund	41,837,095	273,311	(4,116,791)	(3,843,480)
Short-Term Bond Fund	395,193,452	565,687	(12,430,906)	(11,865,219)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, a Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.